UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03447

SEI Tax Exempt Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

c/o CT Corporation

155 Federal Street

Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-342-5734

Date of fiscal year end: August 31, 2018

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

The registrant’s schedules as of the close of the reporting period, as set forth in §§ 210.12-12 through 210.12-14 of Regulation S-X [17 CFR §§ 210-12.12-12.14], are attached hereto.

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.3%
Alabama — 1.3%
Alabama State, 21st Century Authority, Ser A, RB
5.000%, 06/01/2020	$ 720	$768
Alabama State, Federal Aid Highway Finance Authority, Ser A, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2032	2,000	2,371
Alabama State, Public School & College Authority, Capital Improvements Project, Ser B, RB
5.000%, 01/01/2019	5,495	5,601
Birmingham, Water Works Board of Revenue Authority, RB
5.000%, 01/01/2021	1,000	1,075
Birmingham, Water Works Board of Revenue Authority, Sub-Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	3,265	3,812
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2028	3,300	3,821
5.000%, 09/01/2031	3,140	3,687
5.000%, 09/01/2034	2,000	2,369
University of Alabama, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	2,160	2,406

		25,910

Alaska — 0.5%
Alaska State, Industrial Development & Export Authority, Ser A, RB
Callable 04/01/2020 @ 100
5.250%, 04/01/2023	3,510	3,713
Anchorage, Water Revenue, Ser B, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2031	1,500	1,761
Northern Tobacco Securitization, Ser A, RB
Callable 06/18/2018 @ 100
5.000%, 06/01/2046	4,060	4,060

		9,534

Arizona — 2.9%
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (A)	2,295	2,340
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2027	2,500	2,744

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arizona State, Agricultural Improvement & Power District, Salt River Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2035	$ 3,000	$3,429
Arizona State, Department of Transportation, State Highway Fund Revenue, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	5,000	5,770
Arizona State, Health Facilities Authority, Banner Health Project, Ser A, RB
5.000%, 01/01/2023	1,490	1,675
Arizona State, Industrial Development Authority, American Charter Schools Foundation Project, RB
Callable 07/01/2027 @ 100
6.000%, 07/01/2037 (B)	1,805	1,920
Maricopa County, Industrial Development Authority, Banner Health Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	2,250	2,610
Maricopa County, Industrial Development Authority, Christian Care Surprise Project, RB
Callable 01/01/2025 @ 102
5.750%, 01/01/2036 (B)	1,500	1,524
Maricopa County, Pollution Control Authority, Public Service Project, Ser B, RB
5.200%, 06/01/2043 (C)	3,690	3,895
Phoenix, Civic Improvement Authority, Junior Lien, RB
5.000%, 07/01/2023	2,510	2,864
Phoenix, Civic Improvement Authority, Junior Lien, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2033	3,930	4,571
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2020 (A)	3,500	3,725
Phoenix, Civic Improvement Authority, Junior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	600	688
5.000%, 07/01/2029	250	286
5.000%, 07/01/2030	500	570
5.000%, 07/01/2032	1,095	1,243
Phoenix, Industrial Development Authority, Mayo Clinic Project, Ser B, RB
0.880%, 11/15/2052 (C)	550	550

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Phoenix, Industrial Development Authority, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$ 350	$399
5.000%, 07/01/2032	115	130
5.000%, 07/01/2033	355	399
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2047 (B)	985	989
5.000%, 06/15/2052 (B)	845	847
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	1,145	1,222
Pima County, Sewer System Authority, RB, AGM
Pre-Refunded @ 100
5.000%, 07/01/2020 (A)	2,000	2,127
Salt Verde, Financial Gas Revenue Authority, RB
5.250%, 12/01/2024	1,330	1,526
5.250%, 12/01/2026	4,510	5,255
5.000%, 12/01/2032	2,500	2,951
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
5.500%, 10/01/2027 (B)	900	914
Tempe, Industrial Development Authority, Mirabella at ASU Project, Ser A, RB
Callable 10/01/2027 @ 100
6.000%, 10/01/2037 (B)	1,200	1,247
Yavapai County, Industrial Development Authority, Yavapai Regional Medical Center Project, Ser A, RB
Callable 08/01/2023 @ 100
5.250%, 08/01/2033	1,000	1,104

		59,514

Arkansas — 0.3%
Arkansas State, University of Arkansas, Various Facility Fayetteville Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2033	1,400	1,606
5.000%, 11/01/2034	1,210	1,387
Arkansas State, University of Central Arkansas, Auxiliary Project, Ser C, RB, AMBAC
6.125%, 04/01/2026	1,535	1,785

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Arkansas State, University of Central Arkansas, Student Fee Project, Ser B, RB, AMBAC
6.125%, 04/01/2026	$ 1,535	$1,785

		6,563

California — 10.3%
Alameda Corridor, Transportation Authority, Sub Lien, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2034	1,000	1,123
Bay Area, Toll Authority, RB
5.000%, 04/01/2022	2,500	2,803
California State, Department of Water Resources, Ser AS, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2029	1,905	2,235
California State, Department of Water Resources, Ser AS, RB
Pre-Refunded @ 100
5.000%, 12/01/2024 (A)	5	6
California State, Department of Water Resources, Ser L, RB
5.000%, 05/01/2019	4,000	4,128
California State, Economic Recovery, Ser A, GO
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	1,110	1,155
California State, GO
5.000%, 09/01/2021	3,075	3,392
5.000%, 10/01/2024	2,090	2,457
5.000%, 08/01/2026	3,880	4,677
California State, GO
Callable 09/01/2018 @ 100
5.000%, 09/01/2028	3,100	3,126
California State, GO
Callable 04/01/2019 @ 100
5.500%, 04/01/2021	5,000	5,161
California State, GO
Callable 09/01/2021 @ 100
5.250%, 09/01/2028	1,750	1,930
California State, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2023	2,500	2,818
California State, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2026	5,000	5,897
California State, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	2,500	2,968

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	$ 3,000	$3,595
5.000%, 09/01/2030	3,395	4,040
California State, Health Facilities Financing Authority, Kaiser Permanente Project, Ser A1, RB
5.000%, 11/01/2027	5,225	6,417
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	5,000	5,682
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser C, RB
5.000%, 07/01/2043 (C)	2,500	2,603
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	2,000	2,430
California State, Infrastructure & Economic Development Bank, Pacific Gas and Electric Project, RB
1.750%, 11/01/2026 (C)	2,000	1,916
California State, Kindergarten Project, GO
0.460%, 05/01/2034 (C)(D)	1,000	1,000
California State, Municipal Finance Authority, Ser A, RB
Callable 08/15/2027 @ 100
4.000%, 08/15/2037	1,055	1,073
California State, Public Works Board, Judicial Council Project, Ser A, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2026	1,000	1,129
California State, Public Works Board, Judicial Council Project, Ser D, RB
Callable 12/01/2021 @ 100
5.250%, 12/01/2025	4,185	4,650
California State, Public Works Board, Ser S, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2032	1,000	1,178
California State, Public Works Board, Various Capital Projects, Ser H, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2025	2,795	3,275
California State, Public Works Board, Various Capital Projects, Ser I, RB
Callable 11/01/2023 @ 100
5.000%, 11/01/2024	2,500	2,874

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Ser A, GO
5.000%, 07/01/2019 (E)	$ 1,375	$1,427
California State, Ser C, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	5,015	5,891
California State, Statewide Communities Development Authority, Baptist University Project, Ser A, RB
5.125%, 11/01/2023	715	764
California State, Statewide Communities Development Authority, Kaiser Permanente Project, Ser A, RB
5.000%, 04/01/2019	3,410	3,506
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, RB
Callable 12/01/2024 @ 100
5.250%, 12/01/2034	3,875	4,235
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (B)	2,315	2,479
California State, Statewide Communities Development Authority, University of California Irvine East, RB
5.000%, 05/15/2022	1,000	1,101
California State, Systemwide University Revenue Authority, Ser A, RB
5.000%, 11/01/2024	2,500	2,949
California State, Systemwide University Revenue Authority, Ser A, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	5,000	5,527
California State, Various Purpose, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2028	2,500	2,991
5.000%, 08/01/2030	6,500	7,724
5.000%, 08/01/2035	6,000	7,019
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2029	915	1,025
Golden State, Tobacco Securitization Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,000	3,396
Golden State, Tobacco Securitization Project, Ser A, RB, AMBAC
Callable 06/18/2018 @ 100
4.600%, 06/01/2023	3,500	3,500

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	$ 1,450	$1,665
5.000%, 06/01/2027	2,875	3,325
Golden State, Tobacco Securitization Project, Ser A1, RB
Callable 06/18/2018 @ 100
5.125%, 06/01/2047	1,990	1,990
5.000%, 06/01/2033	2,055	2,065
Golden State, Tobacco Securitization Project, Ser B, RB
Callable 06/18/2018 @ 19
10.506%, 06/01/2047 (F)	6,850	1,160
Imperial, Irrigation District Electric System Revenue, Ser A, RB
Pre-Refunded @ 100
5.250%, 11/01/2018 (A)	2,000	2,032
Imperial, Irrigation District Electric System Revenue, Ser C, RB
Callable 05/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,169
Los Angeles County, Disney Concert Hall Parking Project, COP
5.000%, 09/01/2021	375	413
5.000%, 03/01/2022	625	698
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2032	2,285	2,539
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	840	954
5.000%, 05/15/2032	500	567
Los Angeles, Department of Water & Power, Power System Project, Ser A, RB
5.000%, 07/01/2020	1,500	1,604
5.000%, 07/01/2021	1,650	1,812
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2032	2,500	2,851
Los Angeles, Harbor Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2021	1,180	1,286
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2020 (A)	1,340	1,427

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/2020 @ 100
5.000%, 06/01/2022	$ 685	$728
North Natomas, Community Facilities District No. 4, Ser E, Special Tax
5.000%, 09/01/2020	1,335	1,424
Northern California, Power Agency, Hydroelectric Project No. 1, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2028	1,845	2,049
Orange County, Transportation Authority, 91 Express Lanes Toll Road, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2025	1,000	1,145
Rancho Santiago, Community College District, GO
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	2,500	2,885
Sacramento County, Airport Systems Project, Ser D, RB
Callable 07/01/2018 @ 100
5.500%, 07/01/2028	1,345	1,349
Sacramento, Airport System Revenue, Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	500	596
Sacramento, Airport System Revenue, Sub-Ser E, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2033	1,000	1,189
Sacramento, Water Authority, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2026	1,395	1,592
San Diego County, Water Authority, Ser B, RB
Callable 05/01/2021 @ 100
5.000%, 05/01/2028	2,500	2,718
San Francisco City & County, Public Utilities Commission, Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	3,685	4,087
Sonoma-Marin, Area Rail Transit District, Ser A, RB
5.000%, 03/01/2019	1,000	1,026
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 01/01/2020 (A)	3,050	3,211
Southern California, Water District, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	5,000	5,941

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2030	$ 1,750	$2,036
5.000%, 09/01/2031	1,815	2,104
Stockton, Unified School District, GO, AGM
5.000%, 07/01/2022	1,220	1,363
University of California, Ser AF, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2024	5,005	5,757
University of California, Ser AF, RB
Pre-Refunded @ 100
5.000%, 05/15/2023 (A)	995	1,143
University of California, Ser Q, RB
Callable 07/02/2018 @ 100
5.250%, 05/15/2023	180	180

		209,352

Colorado — 2.0%
Colorado State, Department of Transportation, COP
Callable 06/15/2026 @ 100
5.000%, 06/15/2030	350	405
5.000%, 06/15/2031	500	578
Colorado State, Health Facilities Authority, Sunbelt Obligated Group Project, RB
5.000%, 11/15/2036 (C)	2,000	2,334
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
5.500%, 11/15/2019	2,500	2,630
Denver City & County, Airport System Revenue Authority, Ser A, AMT, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2030	1,250	1,447
Denver City & County, Airport System Revenue Authority, Ser A, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2031	1,000	1,164
Denver City & County, Airport System Revenue Authority, Sub-Ser A, AMT, RB
Callable 11/15/2023 @ 100
5.500%, 11/15/2027	10,000	11,388
Denver City & County, Airport System Revenue Authority, Sub-Ser B, RB
Callable 11/15/2023 @ 100
5.250%, 11/15/2026	2,000	2,278
Denver City & County, Special Facilities, United Airlines Project, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2032	4,555	4,916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Denver, Convention Center Hotel Authority, RB
5.000%, 12/01/2025	$ 1,900	$2,171
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
5.250%, 12/01/2027	1,855	1,943
University of Colorado, Hospital Authority, RB
Callable 09/01/2021 @ 100
5.000%, 11/15/2038 (C)	5,000	5,426
University of Colorado, Ser A2, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2031	3,240	3,892

		40,572

Connecticut — 1.0%
Connecticut State, Health & Educational Facility Authority, Sacred Heart University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2034	900	1,028
5.000%, 07/01/2036	700	795
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
Callable 07/02/2018 @ 100
5.000%, 07/01/2025	3,500	3,509
Connecticut State, Ser A, GO
Callable 10/15/2023 @ 100
5.000%, 10/15/2025	10,000	10,994
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2034	2,500	2,720
Connecticut State, Special Tax Obligation Transportation Infrastructure, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2028	1,950	2,188

		21,234

Delaware — 0.1%
Kent County, Student Housing and Dining Facility, RB
Callable 01/01/2028 @ 100
5.000%, 07/01/2040	440	482
5.000%, 07/01/2048	580	631

		1,113

District of Columbia — 0.3%
Metropolitan Washington, Airports Authority, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,000	2,350

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2027	$ 2,705	$3,013
Metropolitan Washington, Airports Authority, Ser A, AMT, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2035	1,000	1,135

		6,498

Florida — 5.4%
Alachua County, Celebration Pointe, Community Development District No. 1, SA
4.750%, 05/01/2024	410	420
Broward County, Airport System Revenue, AMT, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2034	1,300	1,486
5.000%, 10/01/2035	2,000	2,280
Broward County, Port Facilities Revenue Authority, Ser B, AMT, RB
5.000%, 09/01/2021	2,500	2,710
Central Florida, Expressway Authority, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,250	1,468
Florida State, Capital Trust Agency, Tuscan Gardens Community, Senior Living, Ser A, RB
Callable 04/01/2022 @ 103
7.000%, 04/01/2035	1,205	1,228
Florida State, Citizens Property Insurance, Coastal Account, Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 06/01/2025	16,000	18,612
Florida State, Citizens Property Insurance, Personal & Commercial Lines Account, Senior Secured, Ser A1, RB
5.000%, 06/01/2019	2,775	2,860
5.000%, 06/01/2021	5,000	5,423
Florida State, Department of Transportation, Right of Way Project, Ser A, GO
5.000%, 07/01/2020	1,500	1,599
Florida State, Development Finance, AMT, RB
Callable 01/01/2019 @ 105
5.625%, 01/01/2047 (B)(C)	2,355	2,429
Florida State, Higher Educational Facilities Financial Authority, Ringling College Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2037	1,295	1,417

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2018 @ 100
5.250%, 10/01/2021	$ 825	$835
Florida State, Municipal Power Agency, All Requirements Power Project, RB
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	1,000	1,153
Florida State, Municipal Power Agency, All Requirements Power Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 10/01/2019 (A)	3,475	3,629
Florida State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2024	1,480	1,708
Florida State, Turnpike Authority, Department of Transportation, Ser C, RB
5.000%, 07/01/2023	7,500	8,553
Gainesville, Utilities System Revenue, Ser A, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2031	2,000	2,373
Hillsborough County, Solid Waste & Resource Recovery Revenue, Ser A, AMT, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2031	3,695	4,202
Jacksonville, Special Revenue Authority, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2027	4,265	4,891
JEA Electric System Revenue, Sub-Ser A, RB
Callable 10/01/2023 @ 100
5.000%, 10/01/2025	530	601
5.000%, 10/01/2026	495	560
JEA Electric System Revenue, Sub-Ser A, RB
Pre-Refunded @ 100
5.000%, 10/01/2023 (A)	1,870	2,136
Lakeland, Department of Electric Utilities, Ser B, RB, AGM
5.000%, 10/01/2018	2,500	2,526
Lee County, Solid Waste System Revenue, AMT, RB, NATL
5.000%, 10/01/2026	2,425	2,721
Lee County, Transportation Facilities Revenue, RB, AGM
5.000%, 10/01/2023	1,800	2,053
Miami Beach, Redevelopment Agency, TA
Callable 02/01/2024 @ 100
5.000%, 02/01/2030	2,500	2,825

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Educational Facilities Authority, University of Miami Project, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	$ 430	$488
5.000%, 04/01/2031	910	1,031
Miami-Dade County, School Board Foundation, Ser B, COP
Callable 05/01/2025 @ 100
5.000%, 05/01/2026	6,985	8,010
Miami-Dade County, Seaport Project, Ser A, RB
Callable 10/01/2023 @ 100
5.500%, 10/01/2027	1,330	1,508
Miami-Dade County, Water & Sewer Authority, Ser B, RB, AGM
5.250%, 10/01/2019	3,000	3,137
Orange County, Tourist Development Tax Revenue, Ser B, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2032	3,270	3,767
Orlando Utilities Commission, Ser ES, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2036	3,500	4,081
Port Saint Lucie, Utility System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2029	1,500	1,737
South Miami, Health Facilities Authority, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2031	3,000	3,476

		109,933

Georgia — 3.0%
Atlanta, Development Authority, Downtown Stadium Project, Ser A1, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2032	2,595	2,972
Atlanta, Water & Wastewater Revenue Authority, RB
Callable 05/01/2025 @ 100
5.000%, 11/01/2033	5,010	5,728
Atlanta, Water & Wastewater Revenue Authority, Ser A, RB
Pre-Refunded @ 100
6.000%, 11/01/2019 (A)	6,950	7,359
Atlanta, Water & Wastewater Revenue Authority, Ser B, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2028	3,000	3,418

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Clarke County, Hospital Authority, Piedmont Healthcare, RB
5.000%, 07/01/2022	$ 2,875	$3,193
5.000%, 07/01/2024	1,075	1,231
Fulton County, Development Authority, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	1,000	1,138
Georgia State, Main Street Natural Gas, Ser A1, RB
5.500%, 09/15/2028	1,915	2,306
5.250%, 09/15/2020	3,740	3,990
Georgia State, Municipal Electric Authority, Project One, Sub-Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 01/01/2028	4,140	4,730
Georgia State, Municipal Gas Authority, Gas Portfolio III Project, Ser U, RB
5.000%, 10/01/2020	1,000	1,064
Georgia State, Ser A1, GO
5.000%, 02/01/2024	5,000	5,781
Georgia State, Ser C, GO
5.000%, 10/01/2021	3,000	3,300
Georgia State, Ser I, GO
5.000%, 07/01/2021	4,115	4,500
Henry County, Hospital Authority, Piedmont Fayette Hospital Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2026	1,650	1,872
5.000%, 07/01/2027	1,390	1,573
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
2.029%, 04/01/2048 (C)	1,865	1,855
Main Street Natural Gas, Sub-Ser C, RB
Callable 09/01/2023 @ 100
4.000%, 08/01/2048 (C)	4,000	4,297
Marietta, Development Authority, Life University Project, RB
Pre-Refunded @ 100
6.250%, 06/15/2018 (A)	445	446

		60,753

Guam — 0.0%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	750	789

Hawaii — 0.4%
Hawaii State, Ser EH, GO
5.000%, 08/01/2020	4,500	4,804

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Honolulu City & County, Wastewater Authority, Second Bond Resolution, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	$ 2,500	$2,586

		7,390

Idaho — 0.1%
Boise State University, Revenue Authority, General Project, Ser A, RB
4.000%, 04/01/2021	575	607
4.000%, 04/01/2022	485	520
Idaho State, Building Authority, Lewis-Clark State College Project, Ser F, RB
5.000%, 09/01/2023	1,000	1,093
Idaho State, Building Authority, Northern Idaho College Project, Ser G, RB
5.000%, 09/01/2023	60	66

		2,286

Illinois — 7.4%
Chicago, Airport Authority, O’Hare International Airport, RB
Callable 01/01/2023 @ 100
5.500%, 01/01/2027	2,000	2,241
Chicago, Airport Authority, O’Hare International Airport, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,577
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	4,000	4,505
5.000%, 01/01/2032	5,840	6,532
Chicago, Airport Authority, O’Hare International Airport, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2035	3,500	3,948
Chicago, Airport Authority, O’Hare International Airport, Ser C, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	2,450	2,798
Chicago, Board of Education, Ser C, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2030	2,840	2,944
5.000%, 12/01/2034	2,840	2,911
Chicago, Board of Education, Special Tax
Callable 04/01/2027 @ 100
5.000%, 04/01/2033	500	547
5.000%, 04/01/2034	620	676
5.000%, 04/01/2036	445	483
5.000%, 04/01/2037	725	784

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, O’Hare International Airport, AMT, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2038	$ 1,500	$1,669
Chicago, Ser A, GO
Callable 01/01/2024 @ 100
5.250%, 01/01/2029	1,210	1,282
Chicago, Ser C, GO
5.000%, 01/01/2026	1,130	1,212
Chicago, Waterworks Revenue, RB
5.000%, 11/01/2026	1,820	2,073
Chicago, Waterworks Revenue, Second Lien Project, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2029	1,000	1,101
5.000%, 11/01/2034	1,500	1,632
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	3,500	3,688
Cook County, Tax Revenue Authority, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2035	4,000	4,590
Illinois State, Development Authority, Memorial Group Project, RB
Pre-Refunded @ 100
7.125%, 11/01/2023 (A)	3,310	4,133
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2026	6,410	7,154
Illinois State, Finance Authority, Chicago International Charter School Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2037	1,500	1,574
Illinois State, Finance Authority, Health Care System Project, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2029	1,885	2,110
Illinois State, Finance Authority, Northwestern Memorial Hospital Project, RB
0.870%, 08/15/2042 (C)	675	675
Illinois State, Finance Authority, Rehabilitation Institute of Chicago Project, RB
Callable 07/01/2023 @ 100
5.500%, 07/01/2028	1,000	1,117
Illinois State, Finance Authority, University Chicago Medical Project, RB
0.900%, 08/01/2043 (C)(D)	500	500

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, University Medical Center Project, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	$ 1,050	$1,168
Illinois State, Finance Authority, University Medical Center Project, Ser B, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2034	2,000	2,217
Illinois State, Finance Authority, University of Chicago Project, Ser A, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2030	1,000	1,090
Illinois State, Finance Authority, University of Illinois Chicago Project, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	260	293
5.000%, 02/15/2030	390	437
5.000%, 02/15/2032	265	295
5.000%, 02/15/2037	570	626
Illinois State, GO
4.000%, 02/01/2024	1,585	1,595
Illinois State, GO
Callable 03/01/2022 @ 100
5.000%, 03/01/2036	1,215	1,241
Illinois State, GO
Callable 01/01/2026 @ 100
5.000%, 01/01/2029	6,930	7,319
Illinois State, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2036	2,970	3,102
Illinois State, Municipal Electric Agency, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 02/01/2032	5,000	5,623
Illinois State, Railsplitter Tobacco Settlement Authority, RB
5.250%, 06/01/2020	2,695	2,858
Illinois State, Railsplitter Tobacco Settlement Authority, RB
Pre-Refunded @ 100
5.500%, 06/01/2021 (A)	12,325	13,568
Illinois State, Regional Transportation Authority, Ser A, RB, NATL
5.500%, 07/01/2023	2,095	2,408
Illinois State, Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2020	2,710	2,890
Illinois State, Tax Revenue Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,500	2,768

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2031	$ 3,035	$3,362
Illinois State, Toll Highway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 12/01/2032	2,000	2,293
Illinois State, Toll Highway Authority, Ser A1, RB
Callable 01/01/2020 @ 100
5.000%, 01/01/2025	2,250	2,357
Illinois State, Toll Highway Authority, Ser B, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2032	1,250	1,393
Metropolitan Chicago, Water Reclamation District, Ser A, GO
5.000%, 12/01/2023	2,250	2,549
Metropolitan Chicago, Water Reclamation District, Ser A, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2031	3,275	3,757
Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, RB
Callable 12/15/2027 @ 100
5.000%, 12/15/2031	250	272
5.000%, 12/15/2032	255	276
5.000%, 12/15/2033	300	324
5.000%, 12/15/2034	400	430
Railsplitter Tobacco Settlement Authority, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2027	6,100	6,989
Sales Tax Securitization, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2034	3,760	4,248
University of Illinois, Ser A, RB
Callable 04/01/2023 @ 100
5.000%, 04/01/2028	3,210	3,508
University of Illinois, Ser A, RB
Callable 04/01/2024 @ 100
5.000%, 04/01/2028	2,035	2,252

		151,964

Indiana — 1.6%
Indiana State, Educational Facilities Finance Authority, Butler University Project, Ser S, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2029	1,000	1,082

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Stadium Project, Ser A, RB
Callable 08/01/2025 @ 100
5.250%, 02/01/2035	$ 2,000	$2,323
Indiana State, Finance Authority, University Health Project, Ser A, RB
5.000%, 12/01/2024	2,000	2,320
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (C)	4,100	4,161
Indiana State, Municipal Power Agency, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	2,000	2,347
Indianapolis, Gas Utility Authority, Second Lien, Ser A, RB, AGM
Callable 08/15/2020 @ 100
5.000%, 08/15/2023	3,315	3,537
Indianapolis, Local Public Improvement Bond Bank, Indianapolis Airport Authority, AMT, RB
5.000%, 01/01/2023	5,750	6,410
Richmond, Hospital Authority, Reid Hospital Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2035	3,400	3,737
Whiting, Environmental Facilities, BP Products North America Project, AMT, RB
5.000%, 11/01/2047 (C)	5,000	5,807

		31,724

Iowa — 0.1%
Iowa State, Finance Authority, State Revolving Fund, RB
Pre-Refunded @ 100
5.000%, 08/01/2021 (A)	1,500	1,638

Kansas — 0.5%
Kansas State, Department of Transportation, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2033	3,500	4,041
Kansas State, Development Finance Authority, Adventist Health Sunbelt Project, RB
Callable 05/15/2022 @ 100
5.000%, 11/15/2029	4,000	4,423

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wyandotte County, Kansas City Sales Tax, Vacation Village Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2027	$ 1,245	$1,324

		9,788

Kentucky — 1.3%
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (C)	23,550	25,189
University of Kentucky, Ser D, RB
5.250%, 10/01/2018	2,250	2,277

		27,466

Louisiana — 1.6%
East Baton Rouge, Sewerage Commission, Ser B, RB
Callable 02/01/2025 @ 100
5.000%, 02/01/2027	1,000	1,150
Ernest N Morial-New Orleans, Exhibition Hall Authority, Special Tax
Callable 07/15/2022 @ 100
5.000%, 07/15/2026	1,000	1,097
5.000%, 07/15/2027	1,750	1,920
Louisiana State, Citizens Property Insurance, Ser C2, RB, AGC
Pre-Refunded @ 100
6.750%, 06/01/2018 (A)	800	800
Louisiana State, Highway Improvement, Ser A, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2025	2,000	2,296
5.000%, 06/15/2030	1,500	1,691
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2030	3,000	3,444
Louisiana State, Stadium & Exposition District, Ser A, RB
5.000%, 07/01/2019	1,000	1,032
5.000%, 07/01/2022	1,000	1,110
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 06/21/2018 @ 100
5.500%, 05/15/2028	7,925	7,941
Louisiana State, Tobacco Settlement Financing, Ser A, RB
Callable 05/15/2020 @ 100
5.500%, 05/15/2030	2,000	2,131

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Orleans, Aviation Board, General North Terminal Project, Ser B, AMT, RB, AGM
Callable 01/01/2025 @ 100
5.000%, 01/01/2028	$ 3,000	$3,390
5.000%, 01/01/2032	2,100	2,333
5.000%, 01/01/2033	2,100	2,325

		32,660

Maryland — 3.1%
Baltimore, Convention Center Hotel, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2035	1,250	1,399
Maryland State, Economic Development Authority, Potomac Project, RB
Callable 03/01/2019 @ 100
6.200%, 09/01/2022	1,335	1,377
Maryland State, Economic Development Authority, Purple Line Light Rail Project, AMT, RB
Callable 11/30/2021 @ 100
5.000%, 03/31/2024	1,000	1,079
Maryland State, Economic Development Authority, Transportation Facilities Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (A)	2,820	3,016
Maryland State, Health & Higher Educational Facilities Authority, Adventist HealthCare, RB
Callable 01/01/2027 @ 100
5.500%, 01/01/2036	2,000	2,292
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Systems Project, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2030	1,165	1,292
Maryland State, Health & Higher Educational Facilities Authority, Lifebridge Health, RB
Callable 07/01/2026 @ 100
4.000%, 07/01/2035	1,000	1,040
Maryland State, Health & Higher Educational Facilities Authority, Medical Center Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	1,340	1,487
5.000%, 07/01/2034	1,065	1,178
Maryland State, Health & Higher Educational Facilities Authority, University of Maryland Medical System, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2032	5,000	5,725

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Ser 2, GO
5.000%, 08/01/2022	$ 5,000	$5,604
Maryland State, Ser A, GO
5.000%, 03/15/2025	5,000	5,864
Maryland State, Ser C, GO
5.000%, 08/01/2024	3,000	3,489
Maryland State, Stadium Authority, RB
Callable 05/01/2028 @ 100
5.000%, 05/01/2037	5,250	6,100
Montgomery County, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 07/01/2019 (A)	3,750	3,881
Montgomery County, Ser A, GO
5.000%, 07/01/2020	4,475	4,767
5.000%, 11/01/2023	7,000	8,052
Montgomery County, Ser A, GO
Callable 11/01/2024 @ 100
5.000%, 11/01/2028	1,625	1,885
Prince George’s County, Collington Episcopal Life Project, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2030	2,880	3,079

		62,606

Massachusetts — 2.8%
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	2,750	3,023
Massachusetts State, College Building Authority, Ser A, RB
Pre-Refunded @ 100
5.500%, 05/01/2019 (A)	3,140	3,248
Massachusetts State, College Building Authority, Ser B, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2029	1,000	1,103
Massachusetts State, Development Finance Agency, Lahey Health System Project, Ser F, RB
Callable 08/15/2020 @ 100
5.000%, 08/15/2028	1,500	1,593
Massachusetts State, Development Finance Agency, Partner Health Care, RB
Pre-Refunded @ 100
5.000%, 07/01/2021 (A)	755	822
Massachusetts State, Development Finance Agency, Partner Health Care, Ser S, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	1,245	1,350

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
5.000%, 10/01/2026	$ 2,225	$2,528
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, Ser 2016, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2027	2,965	3,345
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, RB
5.125%, 01/01/2020 (E)	1,655	1,740
Massachusetts State, Development Finance Agency, Tufts Medical Center Project, Ser I, RB
5.125%, 01/01/2020	1,110	1,159
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
5.000%, 07/01/2025	2,500	2,805
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	5,000	5,447
Massachusetts State, Federal Highway Grant, Accelerated Bridge Project, Ser S, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	2,500	2,938
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	1,500	1,900
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,855	2,161
Massachusetts State, Port Authority, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,250	1,443
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2026	1,500	1,670
Massachusetts State, School Building Authority, Ser B, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2028	1,110	1,232
5.000%, 08/15/2030	6,400	7,077
Massachusetts State, School Building Authority, Ser C, RB
Callable 08/15/2025 @ 100
5.000%, 08/15/2029	1,370	1,591

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Ser A, GO
5.000%, 03/01/2022	$ 2,125	$2,357
Massachusetts State, Water Pollution Abatement Trust, RB
5.000%, 08/01/2023	2,265	2,597
Massachusetts State, Water Pollution Abatement Trust, Sub-Ser 17A, RB
5.000%, 02/01/2021	3,215	3,477

		56,606

Michigan — 2.5%
Great Lakes, Water Authority Water Supply System, Ser C, RB
5.000%, 07/01/2031	3,665	4,204
Great Lakes, Water Authority Water Supply System, Ser D, RB
5.000%, 07/01/2036	5,000	5,520
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
5.000%, 07/01/2022	5,000	5,524
5.000%, 07/01/2023	2,500	2,819
Michigan State, Finance Authority, Detroit Water Sewage, RB, AGM
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,000	1,124
Michigan State, Finance Authority, Government Loan Program, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2034	2,565	2,850
Michigan State, Finance Authority, Government Loan Project, Ser A, RB, Q-SBLF
5.000%, 05/01/2020	5,000	5,273
Michigan State, Finance Authority, Hospital Oakwood Project, RB
Callable 08/15/2023 @ 100
5.000%, 08/15/2031	3,300	3,652
Michigan State, Finance Authority, Hospital Sparrow Project, RB
Callable 05/15/2025 @ 100
5.000%, 11/15/2033	2,755	3,087
Michigan State, Finance Authority, Hospital Trinity Health Credit, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	2,000	2,328
Michigan State, Finance Authority, Unemployment Obligation Project, RB
Callable 07/01/2018 @ 100
5.000%, 07/01/2021	7,000	7,019
Michigan State, Ser A, GO
5.000%, 11/01/2019	2,000	2,092

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Tobacco Settlement Finance Authority, Ser A, RB
Callable 06/18/2018 @ 100
6.000%, 06/01/2034	$ 1,140	$1,146
Wayne County, Airport Authority, Ser D, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2030	1,300	1,474
5.000%, 12/01/2031	1,800	2,035

		50,147

Minnesota — 1.3%
Apple Valley, Senior Living Project, Ser A, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2029	1,390	1,494
5.500%, 01/01/2031	1,275	1,368
Apple Valley, Senior Living Project, Ser B, RB
Callable 01/01/2022 @ 100
5.250%, 01/01/2037	2,045	2,142
Minneapolis & St. Paul, Metropolitan Airports Commission, Ser C, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2029	300	356
5.000%, 01/01/2031	300	353
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 11/15/2018 (A)	3,250	3,319
Minnesota State, Municipal Power Agency, Ser A, RB
5.000%, 10/01/2022	200	223
Minnesota State, Municipal Power Agency, Ser A, RB
Callable 10/01/2024 @ 100
5.000%, 10/01/2025	350	404
5.000%, 10/01/2027	600	688
Minnesota State, Various Purposes, GO
5.000%, 08/01/2020	1,945	2,077
Minnesota State, Various Purposes, Ser A, GO
5.000%, 08/01/2023	3,120	3,568
Minnesota State, Various Purposes, Ser F, GO
5.000%, 10/01/2022	5,000	5,618
Rochester, Mayo Clinic Project, Ser C, RB
4.500%, 11/15/2038 (C)	1,535	1,660
St. Cloud, Centracare Health System, Ser A, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2030	1,115	1,284
5.000%, 05/01/2031	695	798

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
University of Minnesota, Ser A, RB
Pre-Refunded @ 100
5.250%, 12/01/2020 (A)	$ 1,370	$1,482

		26,834

Mississippi — 0.3%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser A, RB
Callable 06/01/2018 @ 100
0.890%, 11/01/2035 (C)	450	450
Mississippi State, Business Finance Commission, Chevron USA Project, Ser C, RB
Callable 06/01/2018 @ 100
0.890%, 12/01/2030 (C)	200	200
Mississippi State, Business Finance, Chevron USA Project, Ser A, RB
Callable 06/01/2018 @ 100
0.890%, 12/01/2030 (C)	1,700	1,700
Mississippi State, Business Finance, Chevron USA Project, Ser I, RB
Callable 06/01/2018 @ 100
0.890%, 11/01/2035 (C)	2,500	2,500
Mississippi State, Business Finance, Ser G, RB
Callable 06/01/2018 @ 100
0.890%, 12/01/2030 (C)	1,250	1,250
Mississippi State, Development Bank, RB
Callable 06/01/2018 @ 100
0.890%, 12/01/2039 (C)	1,000	1,000

		7,100

Missouri — 1.9%
Kansas City, Airport Revenue, General Improvement Project, Ser A, AMT, RB
Callable 09/01/2021 @ 100
5.000%, 09/01/2023	8,015	8,703
Kansas City, Land Clearance Redevelopment Authority, Convention Center Hotel Project, RB
Callable 02/01/2028 @ 100
5.000%, 02/01/2040 (B)	230	240
4.375%, 02/01/2031 (B)	600	614
Kansas City, Sanitary Sewer System Revenue, Sub-Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,187
Missouri State, Development Finance Board, Branson Landing Project, Ser A, RB
Callable 06/01/2023 @ 100
5.000%, 06/01/2027	2,295	2,554

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri State, Health & Educational Facilities Authority, CoxHealth, Ser A, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2034	$ 3,000	$3,351
Missouri State, Health & Educational Facilities Authority, Saint Lukes Health System, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,000	1,148
Missouri State, Health & Educational Facilities Authority, SSM Health Care Project, Ser A, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2028	3,425	3,816
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	2,000	2,249
Missouri State, Joint Municipal Electric Utility Commission, Plum Point Project, Ser A, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	1,850	2,074
5.000%, 01/01/2028	1,400	1,567
Missouri State, Joint Municipal Electric Utility Commission, Prairie Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2026	5,135	5,879
St. Louis, Airport Authority, Lambert International Airport Project, Ser A1, RB
Callable 07/01/2019 @ 100
6.125%, 07/01/2024	2,515	2,627
University of Missouri, Ser A, RB
5.000%, 11/01/2024	3,000	3,505

		39,514

Montana — 0.1%
Kalispell, Housing & Healthcare Facilities, Immanuel Lutheran Project, Ser A, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2029	1,130	1,214

Nebraska — 1.1%
Central Plains, Energy Project, Ser A, RB
5.000%, 09/01/2031	3,700	4,344
5.000%, 09/01/2035	2,840	3,368
5.000%, 09/01/2036	1,140	1,352
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2029	2,000	2,181

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power Generation Agency, Whelan Energy Center, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2030	$ 5,500	$6,194
Omaha, Public Power District, Ser A, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2027	1,500	1,760
Omaha, Public Power District, Ser B, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	4,015	4,329

		23,528

Nevada — 0.7%
Clark County, Airport Authority, Las Vegas McCarran International Project, RB
5.000%, 07/01/2027	1,545	1,842
Clark County, Airport Authority, Ser C, RB, AGM
Callable 07/01/2019 @ 100
5.000%, 07/01/2023	2,800	2,896
Clark County, Ser A, GO
5.000%, 11/01/2021	3,100	3,406
Clark County, Ser B, GO
Callable 11/01/2026 @ 100
5.000%, 11/01/2029	5,000	5,876

		14,020

New Jersey — 4.7%
New Jersey State, Economic Development Authority, Cigarette Tax Project, RB
5.000%, 06/15/2020	3,755	3,937
New Jersey State, Economic Development Authority, Continental Airlines Project, AMT, RB
Callable 03/05/2024 @ 101
5.625%, 11/15/2030	1,160	1,315
New Jersey State, Economic Development Authority, MSU Student Housing Project, RB
Pre-Refunded @ 100
5.375%, 06/01/2020 (A)	1,450	1,551
New Jersey State, Economic Development Authority, Provident Group Montclair
Project, RB, AGM
5.000%, 06/01/2027	995	1,155
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
Callable 06/01/2027 @ 100
5.000%, 06/01/2037	1,500	1,682

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 06/15/2019 @ 100
5.500%, 12/15/2029	$ 1,000	$1,031
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2028	1,250	1,326
New Jersey State, Economic Development Authority, School Facilities Construction, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2025	1,775	1,907
New Jersey State, Economic Development Authority, School Facilities Construction, School Facilities Construction Project, Ser AA, RB
Pre-Refunded @ 100
5.500%, 06/15/2019 (A)	2,020	2,097
New Jersey State, Economic Development Authority, School Facilities Project, RB
5.000%, 06/15/2022	3,800	4,118
New Jersey State, Economic Development Authority, School Facilities Project, Ser WW, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2031	4,750	5,208
New Jersey State, Economic Development Authority, School Facilities Project, Ser XX, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2027	3,000	3,333
5.000%, 06/15/2026	3,020	3,300
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	855	948
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2036	2,250	2,546
New Jersey State, Higher Education Student Assistance Authority, Ser B, AMT, RB
5.000%, 12/01/2024	2,400	2,687

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	$ 1,250	$1,422
5.000%, 06/01/2035	10,000	11,273
5.000%, 06/01/2046	1,065	1,168
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	2,775	2,978
New Jersey State, Transportation Trust Fund Authority, Federal Highway Reimbursement Notes, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	2,000	2,207
New Jersey State, Transportation Trust Fund Authority, RB
Callable 06/26/2018 @ 100
5.000%, 06/15/2030	5,000	5,012
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2021	4,040	4,304
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
Callable 06/15/2021 @ 100
5.500%, 06/15/2031	3,270	3,473
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2033	2,230	2,574
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2021	4,000	4,298
New Jersey State, Turnpike Authority, Ser E, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,472
5.000%, 01/01/2032	6,000	7,036
5.000%, 01/01/2033	350	409
Rutgers University, Ser J, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	6,000	6,706

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Jersey Port, Marine Terminal, Sub-Ser B, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	$ 285	$315
5.000%, 01/01/2033	425	469
5.000%, 01/01/2034	570	626
5.000%, 01/01/2035	570	625
5.000%, 01/01/2036	570	623
5.000%, 01/01/2037	570	624

		95,755

New Mexico — 0.1%
New Mexico State, Hospital Equipment Loan Council, Presbyterian Health Care Services, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2030	1,130	1,289

New York — 9.3%
Brooklyn, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.500%, 01/15/2020 (A)	3,500	3,762
Build NYC Resource, Pratt Paper Project, AMT, RB
3.750%, 01/01/2020 (B)	1,575	1,597
Long Island, Power Authority, RB
Callable 09/01/2027 @ 100
5.000%, 09/01/2033	250	290
5.000%, 09/01/2034	1,000	1,158
5.000%, 09/01/2036	1,000	1,151
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2031	3,165	3,659
Metropolitan New York, Transportation Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/15/2024 (A)	3,000	3,486
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2029	4,140	4,698
Metropolitan New York, Transportation Authority, Ser C, RB
Pre-Refunded @ 100
6.500%, 11/15/2018 (A)	180	184
Metropolitan New York, Transportation Authority, Ser C, RB
Callable 11/15/2018 @ 100
6.500%, 11/15/2028	545	556

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2030	$ 5,000	$5,806
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,325	1,589
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	1,000	1,109
Nassau County, Tobacco Settlement, RB
Callable 06/18/2018 @ 100
5.125%, 06/01/2046	1,200	1,194
New York & New Jersey, Port Authority, JFK International Air Terminal Project, RB
Callable 07/02/2018 @ 100
6.500%, 12/01/2028	3,500	3,665
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2020	5,000	5,318
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	2,325	2,600
New York City, Health & Hospital Authority, Ser A, RB
5.000%, 02/15/2019	2,750	2,812
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB
Callable 07/02/2018 @ 100
5.750%, 10/01/2036	2,430	2,453
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2022	1,115	1,224
New York City, Ser E, GO
5.000%, 08/01/2020	4,555	4,861
5.000%, 08/01/2023	1,315	1,501
New York City, Ser E, GO
Callable 08/01/2019 @ 100
5.000%, 08/01/2021	3,125	3,245
5.000%, 08/01/2022	2,000	2,077
New York City, Ser F, GO
Callable 02/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,738
New York City, Ser G, GO
5.000%, 08/01/2022	3,360	3,756

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Sub-Ser B1, GO
Pre-Refunded @ 100
5.250%, 09/01/2018 (A)	$ 3,335	$3,365
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	1,185	1,195
New York City, Sub-Ser G1, GO
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	2,055	2,273
New York City, Sub-Ser I, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	2,500	2,860
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser A1, RB
5.000%, 11/01/2020	1,250	1,344
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser B, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2023	2,500	2,699
5.000%, 02/01/2024	2,250	2,427
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser E1, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2026	2,470	2,713
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser I, RB
Callable 05/01/2023 @ 100
5.000%, 05/01/2028	2,500	2,817
New York City, Trust for Cultural Resources, Whitney Museum of American Art Project, RB
Callable 01/01/2021 @ 100
5.000%, 07/01/2021	1,320	1,422
New York City, Trust for Cultural Resources, Wildlife Conservation Society Project, RB
Callable 08/01/2023 @ 100
5.000%, 08/01/2033	2,000	2,233
New York City, Water & Sewer System, RB
0.920%, 06/15/2050 (C)	1,500	1,500
New York City, Water & Sewer System, Ser BB-, RB
1.000%, 06/15/2049 (C)	3,000	3,000
New York City, Water & Sewer System, Ser DD, RB
Callable 06/15/2024 @ 100
5.000%, 06/15/2029	1,500	1,709
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	250	273

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2023	$ 610	$672
New York State, Dormitory Authority, New York State University Project, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	2,000	2,319
New York State, Dormitory Authority, New York Touro College & University System, Ser A, RB
Callable 07/02/2024 @ 100
5.250%, 01/01/2034	910	1,006
New York State, Dormitory Authority, North Shore Jewish Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	2,135	2,323
New York State, Dormitory Authority, Orange Regional Medical Center Project, RB
Pre-Refunded @ 100
6.500%, 12/01/2018 (A)	2,065	2,114
New York State, Dormitory Authority, Ser 2015B-B, RB
Callable 09/15/2025 @ 100
5.000%, 03/15/2030	5,000	5,813
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,500	2,871
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	970	1,080
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	3,000	3,341
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
Callable 07/02/2018 @ 100
5.000%, 06/15/2021	1,580	1,584
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.150%, 11/15/2034 (B)	2,000	2,194
New York State, Thruway Authority, Ser A, RB
5.000%, 05/01/2019	10,105	10,410
New York State, Thruway Authority, Ser A, RB
Callable 03/15/2021 @ 100
5.000%, 03/15/2025	6,750	7,299

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Thruway Authority, Ser J, RB
Callable 01/01/2024 @ 100
5.000%, 01/01/2027	$ 2,095	$2,381
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2024	3,250	3,708
New York State, Transportation Development, American Airlines, AMT, RB
5.000%, 08/01/2021	1,390	1,493
New York State, Transportation Development, Delta Airlines, AMT, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2033	4,000	4,512
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2020	6,750	7,062
New York State, Urban Development Authority, Personal Income Tax, Ser A1, RB
5.000%, 03/15/2020	1,875	1,981
New York State, Urban Development, Personal Income Tax, RB
Callable 03/15/2024 @ 100
5.000%, 03/15/2032	3,335	3,794
New York State, Urban Development, Personal Income Tax, Ser E, RB
Callable 03/15/2023 @ 100
5.000%, 03/15/2031	3,500	3,920
New York State, Utility Debt Securitization Authority, RB
Callable 12/15/2025 @ 100
5.000%, 12/15/2033	1,810	2,096
Onondaga, Civic Development, St. Joseph’s Hospital Health Center Project, RB
Pre-Refunded @ 100
4.625%, 07/01/2019 (A)	1,000	1,031
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2028	1,000	1,231
Triborough, Bridge & Tunnel Authority, Sub-Ser 2003B-2, RB
Callable 06/03/2019 @ 100
1.628%, 01/01/2033 (C)	5,000	5,005
Troy, Capital Resource, Rensselaer Polytechnic Project, Ser B, RB
5.000%, 09/01/2019	1,500	1,558
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	3,025	3,405
5.000%, 06/01/2031	3,525	3,947

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2031	$ 2,000	$2,243

		190,712

North Carolina — 0.8%
Charlotte, Airport Revenue, RB
5.000%, 07/01/2026	1,525	1,810
5.000%, 07/01/2027	1,500	1,801
North Carolina State, Medical Care Commission, Vidant Health, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2032	2,500	2,823
North Carolina State, Public Improvement Project, Ser A, GO
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	1,125	1,190
North Carolina State, Ser C, GO
5.000%, 05/01/2022	5,000	5,581
Raleigh, Ser A, GO
5.000%, 09/01/2025	2,700	3,204

		16,409

Ohio — 2.5%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/18/2018 @ 100
6.500%, 06/01/2047	5,005	5,065
5.875%, 06/01/2047	11,510	11,510
Columbus, Ser 1, GO
5.000%, 07/01/2023	2,115	2,416
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/2027 @ 100
5.000%, 02/15/2037	3,000	3,207
Hancock County, Blanchard Valley Regional Health Center Project, RB
5.250%, 12/01/2020	2,000	2,143
Kent State University, Ser B, RB, AGC
Callable 05/01/2019 @ 100
5.000%, 05/01/2021	205	211
Kent State University, Ser B, RB, AGC
Pre-Refunded @ 100
5.000%, 05/01/2019 (A)	2,295	2,363
Montgomery County, Miami Valley Hospital Project, Ser A, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2022	2,500	2,715

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Capital Facilities Correctional Building Fund Project, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2030	$ 2,655	$3,143
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
6.250%, 10/01/2018	1,000	1,015
5.000%, 12/01/2022	4,000	4,498
Ohio State, Higher Educational Facilities Commission, Case Western Reserve University Project, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2029	2,615	3,087
Ohio State, Hospital Facility Authority, Cleveland Clinic Health Project, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2031	1,250	1,483
Ohio State, Mental Health Facilities Improvement Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	1,000	1,078
Ohio State, Turnpike Commission, Infrastructure Project, RB
Callable 02/15/2023 @ 100
5.250%, 02/15/2029	2,500	2,805
Ohio State, Water Development Authority, Water Quality Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (A)	3,595	3,763

		50,502

Oklahoma — 0.2%
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/2028 @ 100
5.250%, 08/15/2043	2,510	2,833
Tulsa, Airports Improvement Trust, American Airline Project, AMT, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035 (C)	1,285	1,389

		4,222

Oregon — 0.8%
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Pre-Refunded @ 100
5.250%, 04/01/2019 (A)	3,000	3,088
Oregon State, Department of Administrative Services, State Lottery, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2030	2,150	2,484

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Department of Administrative Services, State Lottery, Ser C, RB
5.000%, 04/01/2024	$2,450	$2,832
Oregon State, Facilities Authority, Legacy Health Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2035	2,500	2,834
Oregon State, Facilities Authority, Ser A, RB
5.000%, 06/01/2024	1,000	1,147
Oregon State, Property Tax, Ser J, GO
Pre-Refunded @ 100
5.000%, 05/01/2021 (A)	3,755	4,082

		16,467

Pennsylvania — 5.4%
Allegheny County, Port Authority, RB
Callable 03/01/2021 @ 100
5.000%, 03/01/2025	2,200	2,360
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
5.000%, 05/01/2022 (B)	1,500	1,613
Allentown, Neighborhood Improvement Zone Development Authority, Ser A, RB
Callable 05/01/2022 @ 100
5.000%, 05/01/2026	1,375	1,467
Berks County, Municipal Authority, RB
Callable 11/01/2019 @ 100
5.250%, 11/01/2024	1,470	1,538
Berks County, Municipal Authority, RB
Pre-Refunded @ 100
5.250%, 11/01/2019 (A)	1,465	1,530
Bucks County, Industrial Development Authority, Lane Charter School Project, RB
Callable 03/15/2027 @ 100
5.125%, 03/15/2036	2,000	2,156
Butler County, Hospital Authority, Butler Health Systems Project, RB
Pre-Refunded @ 100
7.125%, 07/01/2019 (A)	1,500	1,584
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2026	2,500	2,857
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,500	3,965

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
East Hempfield Township, Industrial Development Authority, Student Services, Student Housing Project, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	$725	$784
5.000%, 07/01/2034	875	933
Lancaster County, Hospital Authority, Brethren Village Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	560	615
5.000%, 07/01/2032	560	612
Lancaster County, Hospital Authority, United Zion Retirement Community, RB
Callable 06/01/2027 @ 100
5.000%, 12/01/2032	250	260
5.000%, 12/01/2037	820	842
5.000%, 12/01/2047	2,015	2,056
4.500%, 12/01/2029	665	674
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	1,940	2,283
Monroeville, Finance Authority, UPMC Project, RB
5.000%, 02/15/2020	1,000	1,052
Montgomery County, Higher Education & Health Authority, RB
Callable 09/01/2028 @ 100
5.000%, 09/01/2033	2,815	3,244
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	4,485	4,997
Moon Township, Industrial Development Authority, Presbyterian Health Care Project, RB
Callable 07/01/2025 @ 100
5.625%, 07/01/2030	1,810	1,940
Pennsylvania State, Economic Development Financing Authority, Albert Einstein Health Care Project, Ser A, RB
Pre-Refunded @ 100
6.250%, 10/15/2019 (A)	1,425	1,499
Pennsylvania State, Economic Development Financing Authority, Ser A, RB
Callable 11/15/2027 @ 100
4.000%, 11/15/2036	1,500	1,540

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Economic Development Financing Authority, Unemployment Compensation Project, RB
Callable 06/21/2018 @ 100
5.000%, 07/01/2021	$2,350	$2,371
Pennsylvania State, GO
5.000%, 07/01/2020	1,500	1,588
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Callable 05/01/2021 @ 100
5.250%, 05/01/2024	160	173
Pennsylvania State, Higher Educational Facilities Authority, Drexel University Project, Ser A, RB
Pre-Refunded @ 100
5.250%, 05/01/2021 (A)	2,520	2,753
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Project, Ser A, RB
5.000%, 09/01/2019 (E)	3,120	3,245
Pennsylvania State, Turnpike Commission, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2030	5,000	5,724
Pennsylvania State, Turnpike Commission, Ser A1, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	750	858
5.000%, 12/01/2036	1,050	1,194
Pennsylvania State, Turnpike Commission, Ser B, RB
Callable 12/01/2025 @ 100
5.000%, 12/01/2033	3,000	3,398
Pennsylvania State, Turnpike Commission, Sub-Ser A1, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2030	4,260	4,743
Pennsylvania State, Turnpike Commission, Sub-Ser B, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2028	3,000	3,385
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2033	6,000	6,820
5.000%, 12/01/2035	1,000	1,130
5.000%, 12/01/2036	2,000	2,256
Philadelphia, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	1,000	1,147

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Authority for Industrial Development, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2037	$4,725	$5,144
Philadelphia, School District, Ser A, GO
Callable 09/01/2028 @ 100
5.000%, 09/01/2036	2,000	2,267
Philadelphia, School District, Ser E, GO
5.000%, 09/01/2018	1,785	1,799
Philadelphia, School District, Ser F, GO
Pre-Refunded @ 100
5.000%, 09/01/2026 (A)	25	30
Philadelphia, School District, Ser F, GO
Callable 09/01/2026 @ 100
5.000%, 09/01/2028	3,390	3,860
5.000%, 09/01/2030	7,975	9,045
Pittsburgh, Water & Sewer Authority, First Lien, Ser A, RB, AGM
Callable 09/01/2023 @ 100
5.000%, 09/01/2025	2,840	3,199
University of Pittsburgh, University Capital Project, Ser B, RB
Pre-Refunded @ 100
5.500%, 03/15/2019 (A)	2,000	2,060

		110,590

Rhode Island — 0.5%
Rhode Island State, Health & Educational Building Authority, Brown University Project, RB
5.000%, 09/01/2022	5,000	5,596
Rhode Island State, Health & Educational Building Authority, University of Rhode Island Project, Ser B, RB
Callable 09/15/2026 @ 100
5.000%, 09/15/2028	1,405	1,620
Rhode Island State, Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	3,035	3,286

		10,502

South Carolina — 1.2%
Charleston County, Ser C, GO
5.000%, 11/01/2025	2,900	3,439
Charleston County, Ser D, GO
5.000%, 11/01/2025	3,745	4,441

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Charleston, Educational Excellence Finance, Charleston County School Project, Ser B, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2027	$2,500	$2,837
South Carolina State, Port Authority, RB
5.000%, 07/01/2029	2,250	2,645
5.000%, 07/01/2030	1,500	1,753
South Carolina State, Public Service Authority, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2029	5,000	5,563
South Carolina State, Public Service Authority, Ser C, RB
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	3,800	4,243

		24,921

South Dakota — 0.1%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligated Group, RB
Callable 11/01/2025 @ 100
5.000%, 11/01/2027	830	953
5.000%, 11/01/2028	900	1,030

		1,983

Tennessee — 0.7%
Greeneville, Health & Educational Facilities Board, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2031	3,000	3,286
Memphis-Shelby County, Airport Authority, Ser D, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2024	1,890	2,034
Nashville & Davidson County, Metropolitan Government, GO
5.000%, 07/01/2020	1,100	1,171
Nashville & Davidson County, Metropolitan Government, Ser A, GO
5.000%, 01/01/2022	2,250	2,485
Nashville & Davidson County, Metropolitan Government, Ser A, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2029	2,040	2,298
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	3,485	3,987

		15,261

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	21

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas — 11.2%
Arlington, Special Tax Revenue, Special Tax, AGM
Callable 02/15/2025 @ 100
5.000%, 02/15/2030	$2,000	$2,275
Austin, Convention Enterprises, Convention Center Hotel, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2031	1,000	1,141
Austin, Electric Utility Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2032	1,535	1,794
Brownsville, Utilities System Revenue, Ser A, RB
Callable 09/01/2023 @ 100
5.000%, 09/01/2024	5,000	5,631
Central Texas, Regional Mobility Authority, Senior Lien, Ser A, RB
Callable 07/01/2025 @ 100
5.000%, 01/01/2032	1,350	1,501
Central Texas, Turnpike System, Sub-Ser C, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2031	2,500	2,754
5.000%, 08/15/2033	6,500	7,122
Clifton, Higher Education Finance, Public Schools Project, RB, PSF-GTD
Callable 08/15/2024 @ 100
5.000%, 08/15/2027	1,050	1,197
Conroe, Independent School District, GO, PSF-GTD
Callable 02/15/2020 @ 100
5.000%, 02/15/2026	1,655	1,741
Conroe, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2020 (A)	430	452
Dallas County, Utility & Reclamation District, GO
5.000%, 02/15/2028	3,500	4,153
Dallas, Convention Center Hotel Project, Ser A, RB
Callable 01/01/2019 @ 100
5.250%, 01/01/2023	3,495	3,558
Dallas, GO
5.000%, 02/15/2026	4,400	5,142
Dallas, Independent School District, GO, PSF-GTD
5.000%, 02/15/2036 (C)	2,685	2,954

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Dallas, Independent School District, GO, PSF-GTD
Pre-Refunded @ 100
5.000%, 02/15/2022 (A)(C)	$40	$44
Dallas-Fort Worth, International Airport Facilities Improvement Authority, Ser G, RB
Callable 11/01/2023 @ 100
5.250%, 11/01/2026	2,250	2,581
Denton, Utility System Revenue, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2032	7,500	8,684
Dickinson, Independent School District, GO, PSF-GTD
Callable 02/15/2024 @ 100
5.000%, 02/15/2031	2,445	2,779
El Paso, GO
Callable 08/15/2026 @ 100
5.000%, 08/15/2034	4,050	4,673
El Paso, Water & Sewer Revenue, RB
Callable 03/01/2024 @ 100
5.000%, 03/01/2027	1,975	2,249
Harris County, Cultural Education Facilities Finance, Baylor College of Medicine, RB
5.000%, 11/15/2021	1,000	1,092
5.000%, 11/15/2022	1,050	1,170
Harris County, Cultural Education Facilities Finance, TECO Project, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,250	1,487
Harris County, Houston Sports Authority, Senior Lien, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2028	2,500	2,819
Harris County, Houston Sports Authority, Ser A, RB
Callable 11/15/2024 @ 100
5.000%, 11/15/2029	2,325	2,616
5.000%, 11/15/2030	3,310	3,712
Harris County, Metropolitan Transit Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	5,660	6,209
Harris County, Ser A, GO
Callable 10/01/2025 @ 100
5.000%, 10/01/2028	3,600	4,209
Harris County, Toll Road Authority, Ser A, RB
Callable 02/15/2028 @ 100
5.000%, 08/15/2031	2,440	2,898

22	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Airport System Revenue, Sub-Ser B, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2029	$3,685	$4,389
Houston, Airport System Revenue, United Airlines Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2029	3,340	3,629
Houston, Utility System Revenue Authority, First Lien, Ser B, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2028	2,610	2,953
Houston, Utility System Revenue Authority, First Lien, Ser D, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2029	3,000	3,285
Love Field, Airport Modernization, AMT, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2030	1,000	1,142
5.000%, 11/01/2031	1,250	1,429
5.000%, 11/01/2032	2,500	2,851
5.000%, 11/01/2033	1,175	1,334
5.000%, 11/01/2034	1,000	1,132
5.000%, 11/01/2035	1,000	1,129
Lower Colorado, River Authority, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2031	1,000	1,128
Lower Colorado, River Authority, Transmission Services Project, RB, BHAC
Callable 07/02/2018 @ 100
5.000%, 05/15/2021	2,000	2,005
New Hope, Cultural Education Facilities Finance, Children’s Health System, Ser A, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2030	1,645	1,928
North Texas, Municipal Water District, Water System Revenue, RB
5.000%, 09/01/2022	5,000	5,598
North Texas, Municipal Water District, Water System Revenue, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	5,560	6,571
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2031	5,000	5,647
5.000%, 01/01/2034	4,785	5,328
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,410	1,620
5.000%, 01/01/2033	995	1,133

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Texas, Tollway Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2034	$2,500	$2,878
5.000%, 01/01/2035	1,000	1,146
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2026 @ 100
5.000%, 01/01/2031	1,775	2,032
Plano, Independent School District, Ser A, GO, PSF-GTD
5.000%, 02/15/2026	6,000	7,067
San Antonio, Electric and Gas Systems Revenue, RB
5.250%, 02/01/2024	6,000	6,975
San Antonio, Water System Revenue, Ser A, RB
5.000%, 05/15/2023	1,500	1,703
San Antonio, Water System Revenue, Sub-Ser A, RB
5.000%, 05/15/2021	1,000	1,087
5.000%, 05/15/2022	500	556
Tarrant County, Cultural Education Facilities Finance, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2032	1,500	1,718
Texas State, College Student Loan Program, AMT, GO
5.500%, 08/01/2019	2,500	2,605
Texas State, College Student Loan Program, Ser B, AMT, GO
5.000%, 08/01/2018	3,135	3,152
Texas State, GO
Callable 04/01/2024 @ 100
5.000%, 10/01/2027	4,285	4,915
5.000%, 04/01/2029	3,000	3,416
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, AMT, RB
Callable 09/01/2023 @ 100
7.000%, 12/31/2038	2,500	2,930
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser LBJ, RB
Callable 06/30/2020 @ 100
7.500%, 06/30/2033	1,750	1,934
Texas State, Private Activity Bond, Surface Transportation, Senior Lien, Ser NTE, RB
Callable 12/31/2019 @ 100
7.500%, 12/31/2031	2,220	2,401
Texas State, Texas A&M University, Revenue Financing System, Ser 2017E, RB
Callable 05/15/2027 @ 100
5.000%, 05/15/2034	1,665	1,955

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	23

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Texas State, Transportation Commissions State Highway Fund, RB
5.000%, 10/01/2026	$1,905	$2,270
Texas State, Water Development Board, RB
5.000%, 10/15/2026	3,750	4,469
Texas State, Water System Revenue, Junior Lien, Ser A, RB
Callable 11/15/2023 @ 100
5.000%, 05/15/2025	1,000	1,142
Trinity River Authority, Central Regional Wastewater System Revenue, RB
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	1,000	1,181
Trinity River Authority, Tarrant County Water Project, RB
5.000%, 02/01/2025	7,705	8,941
University of Houston, Ser A, RB
5.000%, 02/15/2021 (E)	105	113
5.000%, 02/15/2021	5,045	5,447
University of Houston, Ser C, RB
Callable 02/15/2026 @ 100
5.000%, 02/15/2029	3,000	3,488
University of Texas, Revenue Financing System, Ser H, RB
5.000%, 08/15/2025	5,000	5,905
University of Texas, Ser B, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2027	2,285	2,633
West Travis County, Public Utility Agency, RB
Pre-Refunded @ 100
5.000%, 08/15/2021 (A)	1,000	1,091

		228,018

Utah — 0.5%
Salt Lake City, Airport Revenue, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	5,000	5,700
Salt Lake City, Airport Revenue, Ser B, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2035	1,500	1,741
Utah State, Transit Authority, Sub-Ser, RB, BAM
Callable 06/15/2028 @ 100
5.000%, 12/15/2032	1,585	1,862

		9,303

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Virginia — 2.5%
Chesterfield County, Economic Development Authority, Virginia Electric & Power Project, Ser A, RB
Callable 05/01/2019 @ 100
5.000%, 05/01/2023	$975	$1,005
Fairfax County, Industrial Development Authority, Inova Health System Project, Ser S, RB
5.000%, 05/15/2026	3,055	3,610
Fairfax County, Public Improvement Project, Ser A, GO
5.000%, 10/01/2019	1,220	1,273
Norfolk, Economic Development Authority, Sentara Health Care, Ser B, RB
5.000%, 11/01/2048 (C)	1,035	1,247
Richmond, Public Utility Revenue, RB
5.000%, 01/15/2026	5,000	5,922
Virginia State, College Building Authority, 21st Century College & Equipment Program, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	2,000	2,159
Virginia State, College Building Authority, 21st Century College Program, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2031	5,000	5,895
Virginia State, College Building Authority, Ser A, RB
5.000%, 02/01/2020	5,000	5,263
Virginia State, Public Building Authority, Ser B, RB
5.000%, 08/01/2026	10,000	11,794
Virginia State, Small Business Financing Authority, AMT, RB
Callable 01/01/2022 @ 100
5.000%, 07/01/2034	3,400	3,637
Virginia State, Tobacco Settlement Financing, Sub-Ser C-1ST, RB
Callable 06/18/2018 @ 20
11.348%, 06/01/2047 (F)	41,470	4,710
Virginia State, Transportation Board, RB
5.000%, 09/15/2021	3,410	3,741

		50,256

Washington — 3.6%
King County, Public Hospital District No. 1, GO
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	7,720	8,977

24	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
King County, Sewer Revenue, Ser A, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2029	$4,200	$4,684
Port of Seattle, AMT, GO
Callable 06/01/2021 @ 100
5.250%, 12/01/2021	1,000	1,090
Port of Seattle, Ser A, RB
Callable 08/01/2022 @ 100
5.000%, 08/01/2028	2,500	2,749
Port of Seattle, Ser C, AMT, RB
Callable 10/01/2024 @ 100
5.000%, 04/01/2032	1,500	1,661
Seattle, Municipal Light & Power Revenue, Ser A, RB
Callable 02/01/2021 @ 100
5.000%, 02/01/2022	1,230	1,325
Seattle, Municipal Light & Power Revenue, Ser A, RB
Pre-Refunded @ 100
5.000%, 02/01/2021 (A)	1,455	1,569
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser A, RB
5.000%, 07/01/2020	5,000	5,320
Washington State, Electric Revenue, Northwest Energy, Columbia Generating Station, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2031	1,500	1,724
Washington State, Electric Revenue, Ser A, RB
Callable 07/01/2028 @ 100
5.000%, 07/01/2032	5,330	6,369
Washington State, GO
5.000%, 07/01/2023	5,000	5,697
Washington State, Ser 2015-A1, GO
Callable 08/01/2024 @ 100
5.000%, 08/01/2030	2,540	2,908
Washington State, Ser R-2015C, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2032	7,710	8,787
Washington State, Ser R-2015E, GO
Callable 01/01/2025 @ 100
5.000%, 07/01/2031	2,730	3,118
Washington State, Ser R-2017A, GO
5.000%, 08/01/2020	5,000	5,339
Washington State, Ser R-2018D, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2032	5,000	5,918

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Tobacco Settlement Authority, RB
5.000%, 06/01/2021	$3,320	$3,571
5.000%, 06/01/2022	2,700	2,958

		73,764

Wisconsin — 1.3%
Wisconsin State, Health & Educational Facilities Authority, Ascension Health Credit Group, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2030	3,810	4,406
Wisconsin State, Health & Educational Facilities Authority, Children’s Hospital of Wisconsin, RB
Callable 08/15/2027 @ 100
5.000%, 08/15/2034	1,835	2,104
Wisconsin State, Health & Educational Facilities Authority, Prohealth Care Obligation Group, RB
Callable 08/15/2024 @ 100
5.000%, 08/15/2034	1,155	1,276
Wisconsin State, Health & Educational Facilities Authority, Unitypoint Health, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 12/01/2029	1,650	1,861
Wisconsin State, Public Finance Authority, AFCO Investors II Portfolio Project, AMT, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2023 (B)	900	909
Wisconsin State, Public Finance Authority, Airport Facilities Project, Ser B, AMT, RB
5.000%, 07/01/2022	1,220	1,286
Wisconsin State, Public Finance Authority, American Dream @ Meadowlands Project, RB
Callable 12/01/2027 @ 100
7.000%, 12/01/2050 (B)	1,390	1,607
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/2026 @ 100
4.625%, 06/01/2036 (B)	1,305	1,273
Wisconsin State, Public Finance Authority, Celanese Project, Ser A, AMT, RB
5.000%, 01/01/2024	1,395	1,540
Wisconsin State, Public Finance Authority, KU Campus Development Project, RB
Callable 03/01/2026 @ 100
5.000%, 03/01/2034	6,880	7,738

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	25

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Intermediate-Term Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Mary Woods Project, Ser A, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029 (B)	$605	$664
Wisconsin State, Public Finance Authority, National Gypsum Project, AMT, RB
Callable 11/01/2024 @ 100
5.250%, 04/01/2030	2,095	2,245

		26,909

Total Municipal Bonds (Cost $1,992,562) ($ Thousands)		2,025,113

	Shares

CASH EQUIVALENT — 0.0%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	348,633	349

Total Cash Equivalent (Cost $349) ($ Thousands)		349

Total Investments in Securities— 99.3% (Cost $1,992,911) ($ Thousands)		$2,025,462

Percentages are based on Net Assets of $2,039,571 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2018.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2018, the value of these securities amounted to $23,060 ($ Thousands), representing 1.13% of the Net Assets of the Fund.
(C)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(D)	Securities are held in connection with a letter of credit issued by a major bank.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BHAC— Berkshire Hathaway Assurance Corporation

Cl — Class

COP— Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RB — Revenue Bond

SA — Special Assessment

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$2,025,113	$–	$2,025,113
Cash Equivalent	349	–	–	349

Total Investments in Securities	$349	$2,025,113	$–	$2,025,462

Amounts designated as “—“ are $0.

For the period ended May 31, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 5/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$140	$162,623	$(162,414)	$349	$54

26	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 101.8%

Alabama — 2.6%
Alabama State, Housing Finance Authority, FHA Community Project, Ser C, RB
Callable 11/01/2018 @ 100
1.500%, 11/01/2020 (A)	$ 3,900	$3,888
Birmingham, Airport Authority, AMT, RB, AMBAC
5.000%, 07/01/2018	2,170	2,176
Black Belt, Energy Gas District, RB
Callable 09/01/2023 @ 100
2.178%, 12/01/2048 (A)	12,500	12,500
Black Belt, Energy Gas District, Ser A, RB
Callable 04/01/2022 @ 101
4.000%, 08/01/2047 (A)	5,000	5,317
Chatom, Industrial Development Board Revenue Authority, RB
Callable 08/01/2018 @ 100
1.550%, 08/01/2037 (A)	3,500	3,499
East Alabama, Health Care Authority, Ser B, RB
Pre-Refunded @ 100
5.500%, 09/01/2018 (A)(B)	1,000	1,009
Jefferson County, Ser C, GO
Callable 12/03/2018 @ 102
4.900%, 04/01/2021	625	643
Mobile, Industrial Development Board, Pollution Control Authority, Barry Plant Project, RB
1.625%, 07/15/2034 (A)	2,490	2,488
Southeast Alabama, Gas District, SIFMA Index Project, Ser C, RB
Callable 01/01/2024 @ 100
1.710%, 04/01/2049 (A)	3,500	3,500

		35,020

Alaska — 0.2%
Matanuska-Susitna Borough, Goose Creek Correctional Center Project, RB
5.000%, 09/01/2020	1,000	1,065
North Slope Borough, Ser A, GO
Callable 06/30/2020 @ 100
5.000%, 06/30/2022	1,000	1,061

		2,126

Arizona — 1.5%
Coconino County, Pollution Control, Nevada Power, Ser B, RB
1.600%, 03/01/2039 (A)	2,300	2,274
La Paz County, Excise Tax Refunding Judgment, RB, AGM
1.200%, 07/01/2018	1,040	1,040

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
La Paz County, Excise Tax Refunding Judgment, RB, AGM
Callable 07/02/2018 @ 100
1.350%, 07/01/2019	$ 1,610	$1,592
Maricopa County, Gilbert Unified School District No. 41, GO, BAM
3.000%, 07/01/2018	585	586
Maricopa County, Gilbert Unified School District No. 41, Ser A, GO, BAM
2.000%, 07/01/2018	1,060	1,060
Maricopa County, Industrial Development Authority, Waste Management Project, AMT, RB
Callable 06/01/2019 @ 102
3.375%, 12/01/2031 (A)	3,565	3,626
Maricopa County, Pollution Control, Palo Verde Project, Ser A, RB
2.400%, 06/01/2043 (A)	5,725	5,733
Phoenix Civic Improvement, Ser Junior A, RB
5.000%, 07/01/2020	2,800	2,984
Scottsdale, Industrial Development Authority, Scottsdale Hospital Project, Ser F, RB, AGM
Callable 06/05/2018 @ 100
1.730%, 09/01/2045 (A)	1,475	1,475

		20,370

California — 3.0%
California State, Department of Water Resources, Central Project Water System, Ser AT, RB
Callable 06/01/2022 @ 100
1.430%, 12/01/2035 (A)	4,750	4,791
California State, Infrastructure & Economic Development Bank, J Paul Getty Trust Project, RB
Callable 01/01/2021 @ 100
1.535%, 10/01/2047 (A)	2,000	1,993
California State, Infrastructure & Economic Development Bank, The J Paul Getty Project, RB
Callable 01/01/2020 @ 100
2.021%, 04/01/2038 (A)	2,000	2,003
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
5.000%, 02/01/2019	1,000	1,019
California State, Municipal Finance Authority, Qualified Obligation City of Anaheim System, RB
Callable 06/01/2020 @ 100
1.410%, 10/01/2045 (A)	1,500	1,501

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Various Waste Management Projects, Ser A, RB
1.550%, 02/01/2019	$ 1,850	$1,849
California State, Ser A, GO
Callable 05/01/2020 @ 100
1.310%, 05/01/2033 (A)	2,500	2,500
California State, Ser B, GO
Callable 06/01/2021 @ 100
2.095%, 12/01/2031 (A)	1,800	1,824
California State, Ser DCL-011, GO, AGM
1.300%, 08/01/2027 (A)(C)(D)	2,995	2,995
Deutsche Bank Spears, Ser 2017-7007, RB
Callable 03/01/2020 @ 100
1.560%, 03/01/2042 (A)(D)	505	505
Nuveen, California AMT-Free Quality Municipal Income Fund, RB
1.350%, 10/01/2047 (A)(D)	4,000	4,000
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA
4.000%, 12/01/2018	2,000	2,023
Simi Valley, Unified School District, GO
5.000%, 08/01/2018	1,000	1,006
5.000%, 08/01/2019	1,000	1,040
Southern California, Metropolitan Water District, Ser B2, RAN
0.450%, 07/01/2037 (A)	4,000	4,000
Southern California, Public Power Authority, Magnolia Power Project, Ser 1, RB
Callable 04/01/2020 @ 100
2.000%, 07/01/2036 (A)	7,380	7,406
Washington Township, Health Care District, Ser B, RB
5.000%, 07/01/2019	300	309

		40,764

Colorado — 1.1%
Colorado State, Health Facilities Authority, Evangelical Lutheran Good Samaritan Society Project, RB
5.000%, 06/01/2019	950	975
Colorado State, Housing & Finance Authority, Multi-Family Housing Loan Program Pass-Through, Crisman Apartments Project, RB, FHA
0.900%, 03/01/2019	1,000	994
Colorado State, Housing & Finance Authority, Range Crossings Project, RAN
1.800%, 01/01/2037 (A)	4,800	4,795
Denver, Airport System Revenue, Ser A, AMT, RB
5.000%, 11/15/2019	2,000	2,090

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
E-470, Public Highway Authority, RB
Callable 03/01/2019 @ 100
2.228%, 09/01/2039 (A)	$ 2,000	$2,003
Park Creek Metropolitan District, RB
4.000%, 12/01/2019	350	360
University of Colorado, Hospital Authority, RB
Callable 09/01/2019 @ 100
4.000%, 11/15/2047 (A)	4,000	4,099

		15,316

Connecticut — 2.3%
Bridgeport, Ser B, GO, AGM
5.000%, 10/01/2018	1,165	1,176
Connecticut State, Health & Educational Facilities Authority, Connecticut State University Project, Ser K, RB
4.000%, 11/01/2018	1,050	1,060
Connecticut State, Health & Educational Facility Authority, Yale University Project, Ser A1, RB
1.000%, 07/01/2042 (A)	3,000	2,975
Connecticut State, Ser A, GO
5.000%, 04/15/2020	2,500	2,627
2.050%, 03/01/2025 (A)	1,815	1,841
2.010%, 03/01/2024 (A)	565	573
1.960%, 03/01/2023 (A)	300	303
1.710%, 03/01/2020 (A)	1,125	1,128
Connecticut State, Ser B, GO
1.550%, 03/01/2019 (A)	1,500	1,502
Connecticut State, Ser C, GO
Callable 11/01/2018 @ 100
5.750%, 11/01/2019	760	772
Connecticut State, Ser D, GO
1.980%, 09/15/2019 (A)	700	705
Connecticut State, Ser G, GO
5.000%, 11/01/2020	750	798
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser A, RB
5.000%, 08/01/2019	3,415	3,536
Connecticut State, Special Tax Obligation, Transportation Infrastructure Project, Ser B, RB
5.000%, 12/01/2019	1,095	1,144
Hartford County, Metropolitan District, Ser A, GO
5.000%, 07/15/2018	1,175	1,180
5.000%, 07/15/2019	290	299
5.000%, 02/01/2021	565	603

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hartford County, Metropolitan District, Ser B, GO
5.000%, 06/01/2020	$1,000	$1,053
3.000%, 08/01/2018	2,500	2,505
2.000%, 05/01/2020	400	397
New Haven, Ser A, GO
5.250%, 08/01/2020	1,000	1,058
New Haven, Ser A, GO, AGM
5.000%, 08/15/2018 (E)	240	242
5.000%, 08/15/2018	2,510	2,525
University of Connecticut, Ser A, RB
5.000%, 02/15/2020	1,000	1,047

		31,049

Delaware — 0.1%
Delaware State, Health Facilities Authority, Beebe Medical Center Project, Ser A, RB
5.000%, 06/01/2020	795	825
4.000%, 06/01/2019	885	894

		1,719

District of Columbia — 2.2%
District of Columbia, Housing Finance Agency, Portner Flats Apartments Project, RB
Callable 08/01/2018 @ 100
1.000%, 08/01/2019 (A)	27,000	26,970
District of Columbia, Ser F, GO, BHAC
Callable 07/02/2018 @ 100
5.000%, 06/01/2020	2,500	2,507

		29,477

Florida — 3.8%
Central Florida, Expressway Authority, Senior Lien, Ser Senior LIEN, BAN
Callable 07/02/2018 @ 100
1.625%, 01/01/2019	26,000	25,965
Citizens Property Insurance, Ser A1, RB
5.000%, 06/01/2020	3,810	4,035
Escambia County, Solid Waste Authority, Gulf Power Project, RB
1.800%, 04/01/2039 (A)	3,750	3,698
Martin County, Health Facilities Authority, Martin Memorial Medical Center Project, RB
5.000%, 11/15/2018	1,660	1,682
Miami-Dade County, Housing Finance Authority, St. John Plaza Apartments Project, RB
Callable 06/18/2018 @ 100
0.950%, 08/01/2019 (A)	2,000	1,998

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Miami-Dade County, Industrial Development Authority, Florida Power and Light, RB
0.910%, 06/01/2021 (A)	$100	$100
Orange County, Housing Finance Authority, Citrus Square Apartments, Ser C, RB, HUD SECT 8
2.000%, 01/01/2021 (A)	2,500	2,493
Orlando, Greater Aviation Authority, Ser A, AMT, RB
5.000%, 10/01/2019	1,575	1,641
Palm Beach County, Health Facilities Authority, Active Senior Retirement Communities, RB
4.000%, 11/15/2020	2,630	2,752
Port St. Lucie, Community Redevelopment Agency, TA
5.000%, 01/01/2020	2,805	2,934
4.000%, 01/01/2019	1,235	1,251
St. Johns County, School Board, COP
5.000%, 07/01/2018	3,000	3,008

		51,557

Georgia — 4.7%
Atlanta, Urban Residential Finance Authority, Wheat Street Towers Project, RB
Callable 11/01/2018 @ 100
1.400%, 05/01/2020 (A)	3,750	3,734
Burke County, Development Authority, Plant Vogtle Project, RB
2.200%, 10/01/2032 (A)	2,000	2,002
1.850%, 12/01/2049 (A)	7,615	7,589
Burke County, Development Authority, RB
2.500%, 01/01/2052 (A)	19,000	19,064
2.400%, 01/01/2040 (A)	2,345	2,347
Fulton County, Development Authority, RB
Callable 03/01/2020 @ 100
2.000%, 03/01/2021 (A)	1,000	998
Macon-Bibb County, Housing Authority, RB
Callable 04/01/2020 @ 100
2.040%, 04/01/2021 (A)	3,000	2,995
Main Street Natural Gas, Sub-Ser E, RB
Callable 09/01/2023 @ 100
1.630%, 08/01/2048 (A)	2,500	2,500
Monroe County, Development Authority, Georgia Power Plant Scherer Project, RB
2.000%, 07/01/2025 (A)	4,805	4,800
Monroe County, Development Authority, Gulf Power Plant Scherer Project, RB
1.400%, 06/01/2049 (A)	3,320	3,289

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Peach County, Development Authority, USG Real Estate Foundation Project, RB
Callable 06/21/2018 @ 100
1.200%, 10/01/2018	$7,750	$7,734
Waleska, Downtown Development Authority, Reinhardt University Project, RAN
Callable 02/01/2019 @ 100
2.000%, 08/01/2019	7,000	6,983

		64,035

Hawaii — 1.2%
Honolulu City & County, Rail Transit Project, GO
Callable 09/01/2018 @ 100
1.360%, 09/01/2022 (A)	7,500	7,505
1.360%, 09/01/2023 (A)	8,500	8,505

		16,010

Illinois — 8.9%
Bedford Park Village, Hotel/Motel Tax, RB
3.000%, 12/01/2018	340	341
Chicago, O’Hare International Airport, Ser A, AMT, RB
5.000%, 01/01/2019	1,000	1,018
Chicago, O’Hare International Airport, Ser B, RB
5.000%, 01/01/2019	3,060	3,116
Chicago, O’Hare International Airport, Ser C, RB
5.000%, 01/01/2019	4,250	4,328
5.000%, 01/01/2020	3,000	3,140
Chicago, O’Hare International Airport, Ser F, RB
3.000%, 01/01/2020	1,990	2,022
Chicago, Ser 2002B, GO
5.000%, 01/01/2020	1,800	1,854
Chicago, Wastewater Transmission Revenue Authority, RB
5.000%, 01/01/2019	825	839
5.000%, 01/01/2023	30	33
Chicago, Wastewater Transmission Revenue Authority, Ser B, RB
5.000%, 01/01/2019	1,000	1,017
Chicago, Wastewater Transmission Revenue Authority, Ser C, RB
5.000%, 01/01/2019	3,750	3,814
5.000%, 01/01/2020	1,000	1,042
Chicago, Waterworks Revenue Authority, RB
5.000%, 11/01/2018	5,100	5,166
5.000%, 11/01/2019	5,610	5,834

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago, Waterworks Revenue Authority, Ser 2017-2, RB
5.000%, 11/01/2018	$1,500	$1,519
5.000%, 11/01/2020	500	533
Chicago, Waterworks Revenue Authority, Ser A, RB
Callable 11/01/2020 @ 100
5.000%, 11/01/2021	1,000	1,061
Cicero, Ser A, GO, AGM
5.000%, 01/01/2019	1,160	1,178
Cook County, High School District No. 214 Arlington Heights, GO
2.000%, 12/01/2019	1,455	1,456
Cook County, Ser A, GO
5.000%, 11/15/2018	1,000	1,014
5.000%, 11/15/2019	2,465	2,566
Cook County, Township High School District No. 225 Northfield, Ser A, GO
5.000%, 12/01/2018	1,725	1,752
Cook County, Township High School District No. 227 Rich Township, GO
2.000%, 12/01/2018	1,000	1,001
Illinois State, Educational Facilities Authority, University of Chicago Project, Ser B1, RB
1.800%, 07/01/2036 (A)	1,850	1,840
Illinois State, Finance Authority, Advocate Health Care Network Project, RB
1.050%, 11/01/2038 (A)	4,425	4,421
Illinois State, Finance Authority, Bradley University Project, Ser C, RB
5.000%, 08/01/2021	450	484
Illinois State, Finance Authority, Chicago International Charter School Project, RB
4.000%, 12/01/2020	415	430
Illinois State, Finance Authority, Silver Cross Hospital and Medical Centers Project, RB
Pre-Refunded @ 100
7.000%, 08/15/2019 (B)	3,000	3,182
Illinois State, Finance Authority, Swedish Covenant Hospital Project, RB
5.000%, 08/15/2020	950	993
5.000%, 08/15/2021	400	425
Illinois State, GO
5.000%, 07/01/2019	11,205	11,456
5.000%, 08/01/2019	3,255	3,333
5.000%, 02/01/2020	13,710	14,065
4.000%, 07/01/2018	1,150	1,151
4.000%, 02/01/2021	1,350	1,369

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Housing Development Authority, University Village Apartments Project, RB
Callable 06/21/2018 @ 100
1.330%, 02/01/2020 (A)	$3,000	$2,997
Illinois State, RB
5.000%, 06/15/2019	2,125	2,188
Illinois State, RB, NATL
5.750%, 06/15/2019	575	597
Illinois State, Ser B, GO
5.250%, 01/01/2020	3,475	3,574
Illinois State, Ser B, RB
5.000%, 06/15/2018	1,120	1,121
Illinois State, Ser B, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	910	937
Illinois State, Ser D, GO
5.000%, 11/01/2020	2,500	2,595
5.000%, 11/01/2021	5,000	5,241
Lake County, Forest Preserve District, Ser A, GO
1.903%, 12/15/2020 (A)	385	385
Macon County, School District No. 61 Decatur, GO, NATL
Callable 07/02/2018 @ 100
4.000%, 12/01/2018	560	560
McHenry & Kane Counties, Community Consolidated School District No. 158 Huntley, GO, NATL
2.050%, 01/01/2021 (F)	1,195	1,108
2.050%, 01/01/2021 (E)(F)	1,555	1,472
Regional Transportation Authority, Ser A, RB
5.000%, 07/01/2019	5,045	5,208
Regional Transportation Authority, Ser B, RB, NATL
5.500%, 06/01/2019	2,500	2,587
University of Illinois, Ser A, RB, NATL
5.500%, 04/01/2019	2,000	2,055
University of Illinois, Ser B, RB
5.000%, 04/01/2020	525	545

		121,963

Indiana — 4.0%
Carmel, Redevelopment Authority, Performing Arts Center Project, RB
1.850%, 02/01/2020 (F)	1,000	966
Fort Wayne, Sewage Works Revenue, RB
2.000%, 08/01/2018	2,000	2,001
Hammond, Local Public Improvement Bond Bank, RAN
2.375%, 12/31/2018	1,000	1,000

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Indiana State, Finance Authority, Duke Energy Project, Ser A2, RB
3.375%, 03/01/2019	$6,445	$6,516
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, RB
4.000%, 11/15/2036 (A)	9,225	9,363
Indiana State, Health Facility Financing Authority, Ascension Health Credit Group, Sub-Ser, RB
1.350%, 11/01/2027 (A)	1,835	1,803
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
1.375%, 10/01/2027 (A)	1,575	1,552
Indiana State, Health Facility Financing Authority, Sub-Ser, RB
Pre-Refunded @ 100
1.375%, 05/01/2020 (A)(B)	30	30
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	3,000	3,093
Jay County, Building, RB
3.750%, 07/15/2019 (E)	415	421
Rockport, Industry Pollution Control, Indiana Michigan Power Project, RB
1.750%, 06/01/2025 (A)	10,700	10,700
Rockport, Industry Pollution Control, Indiana Michigan Power Project, Ser D, RB
2.050%, 04/01/2025 (A)	3,325	3,287
St. Joseph County, Economic Development Authority, Saint Mary’s College, Ser A, RB
5.000%, 04/01/2020	705	742
5.000%, 04/01/2021	740	793
Whiting, Industry Environmental Facilities, BP Products North America Project, AMT, RB
Callable 06/03/2019 @ 100
1.810%, 12/01/2044 (A)	8,815	8,819
Whiting, Industry Environmental Facilities, BP Products North America Project, RB
1.850%, 06/01/2044 (A)	4,070	4,056

		55,142

Iowa — 1.8%
Buchanan County, People’s Memorial Hospital, RB
Callable 07/02/2018 @ 100
1.500%, 12/01/2018	2,750	2,737
Iowa State, Finance Authority, CJ Bio America Project, RB
1.210%, 04/01/2022 (A)(C)	3,000	3,000

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Iowa State, Finance Authority, ESW Rural Development Project, RB
Callable 09/01/2018 @ 100
1.250%, 09/01/2020 (A)	$1,915	$1,912
Iowa State, Finance Authority, Shenandoah Medical Center Project, BAN
1.750%, 06/01/2018	4,000	4,000
Iowa State, Higher Education Loan Authority, Upper Iowa University Project, RB
Callable 07/02/2018 @ 100
1.000%, 09/01/2018	13,210	13,174

		24,823

Kansas — 0.3%
Wichita, Ser 286, GO
Callable 07/02/2018 @ 100
1.100%, 10/13/2018	3,685	3,681

Kentucky — 1.8%
Carroll County, Pollution Control Authority, Kentucky Utilities Project, RB
1.050%, 09/01/2042 (A)	10,000	9,882
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, Ser A, RB
5.000%, 08/15/2018	795	800
Kentucky State, Housing Authority, Parkway Manor Project, RB
Callable 07/01/2018 @ 100
1.450%, 03/01/2020 (A)	1,625	1,616
Kentucky State, Property & Building Commission Project No. 100, Ser A, RB
5.000%, 08/01/2020	1,100	1,166
Kentucky State, Public Energy Authority, Ser A, RB
Callable 01/02/2024 @ 100
4.000%, 04/01/2048 (A)	1,000	1,070
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
1.250%, 06/01/2033 (A)	3,500	3,468
Louisville & Jefferson County, Metropolitan Government, Gas & Electric Project, RB
Callable 08/01/2019 @ 100
2.200%, 02/01/2035 (A)	1,300	1,300
Louisville & Jefferson County, Metropolitan Sewer District, Sub-Ser, RAN
5.000%, 11/12/2018	5,500	5,582

		24,884

Louisiana — 0.3%
Louisiana State, Offshore Terminal Authority, Loop Project, RB
2.000%, 10/01/2040 (A)	1,000	994

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Louisiana State, Public Facilities Authority, Tulane University Project, Ser A, RB
5.000%, 12/15/2020	$1,000	$1,073
Parish of Bossier, Sales Tax, Ser A, RB
2.000%, 07/01/2018	2,325	2,326

		4,393

Maryland — 0.4%
Maryland State, Community Development Administration Multi-Family Mortgage Revenue, Ser A, RB, FHA 223(F)
2.440%, 03/01/2020	2,000	1,996
Maryland State, Community Development Administration, Waverley View Apartments Project, Ser G, RB
Callable 07/02/2018 @ 100
1.150%, 02/01/2019	3,000	2,984
Maryland State, Transportation Authority, Thurgood Marshall Airport Project, AMT, RB
5.000%, 03/01/2019	1,000	1,023

		6,003

Massachusetts — 0.8%
Commonwealth of Massachusetts, Ser B, GO
5.000%, 07/01/2023	1,270	1,447
Massachusetts State, Development Finance Agency, UMass Memorial Healthcare Project, Ser I, RB
5.000%, 07/01/2019	575	593
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
4.000%, 07/01/2020	375	387
3.000%, 07/01/2019	225	227
Massachusetts State, Housing Finance Agency, Conduit-Van Brodie Mill Project, RB
Callable 07/01/2019 @ 100
2.000%, 07/01/2020 (C)	4,750	4,730
Massachusetts State, Housing Finance Agency, Highland Glen Project, Ser A, RB
Callable 02/01/2019 @ 100
1.220%, 08/01/2019 (A)	3,000	2,979

		10,363

Michigan — 2.4%
Forest Hills, Public Schools, GO
5.000%, 05/01/2019	1,425	1,467
Grand Rapids, Public Schools, GO, AGM
5.000%, 05/01/2019	4,550	4,677
Michigan State, Finance Authority, Ascension Health Care Project, Ser E1, RB
1.100%, 11/15/2046 (A)	2,000	1,979

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Beaumont Health Credit Group, RB
4.000%, 08/01/2018	$1,025	$1,029
Michigan State, Finance Authority, Henry Ford Health System Project, RB
5.000%, 11/15/2019	525	548
5.000%, 11/15/2020	530	566
Michigan State, Finance Authority, Local Government Loan Program, Ser D1, RB, AGM
5.000%, 07/01/2018	2,275	2,280
Michigan State, Hospital Finance Authority, Ascension Health Care Project, Ser A2, RB
1.500%, 11/01/2027 (A)	1,705	1,684
Michigan State, Hospital Finance Authority, Ascension Health Credit Group, Ser Senior CR, RB
Callable 11/15/2019 @ 100
5.000%, 11/15/2020	2,000	2,097
5.000%, 11/15/2021	750	785
Michigan State, Hospital Finance Authority, RB
4.000%, 11/15/2047 (A)	3,825	4,122
Michigan State, Strategic Fund, Detroit Edison Project, RB
1.450%, 08/01/2029 (A)	3,400	3,262
Southfield, Public Schools, RB, Q-SBLF
5.000%, 05/01/2019	900	925
University of Michigan, RB
Callable 10/01/2021 @ 100
2.020%, 04/01/2033 (A)	2,000	2,000
Wayne County, Airport Authority, Ser A, AMT, RB
Callable 12/01/2021 @ 100
5.000%, 12/01/2022	1,000	1,085
Wayne County, Airport Authority, Ser C, RB
5.000%, 12/01/2018	1,705	1,732
Woodhaven-Brownstown County, School District, School Building and Site Project, GO, Q-SBLF
4.000%, 05/01/2019	2,140	2,181

		32,419

Minnesota — 2.9%
Apple Valley, Senior Living Revenue, Minnesota Senior Living Project, RB
4.000%, 01/01/2021	500	519
4.000%, 01/01/2022	555	582
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Health Care Facilities, RB
0.870%, 08/15/2034 (A)	1,600	1,600

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maple Grove, Health Care Facilities, Maple Grove Hospital Project, RB
3.000%, 05/01/2019	$1,000	$1,008
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics Project, Ser A, RB, FSA
0.870%, 08/15/2037 (A)	2,950	2,950
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics, Ser A, RB, AGM
0.870%, 08/15/2037 (A)	300	300
Minnesota State, Housing Finance Agency, Residential Housing Project, Ser A, AMT, RB, GNMA/FNMA/FHLMC
1.300%, 07/01/2019	415	412
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, GO
Callable 07/02/2018 @ 100
1.200%, 12/01/2018	21,335	21,256
Todd Morrison Cass & Wadena Counties, United Hospital District, Lakewood Health System Project, Ser A, RB
Callable 07/02/2018 @ 100
1.300%, 12/01/2018	11,000	10,965

		39,592

Mississippi — 0.8%
Mississippi State, Business Finance, Coast Electric Power Project, Ser C, RB
Callable 11/01/2018 @ 100
1.950%, 05/01/2037 (A)	2,265	2,266
Mississippi State, Business Finance, Gulf Opportunity Zone Industrial Development, Ser K, RB
Callable 06/01/2018 @ 100
0.850%, 11/01/2035 (A)	3,000	3,000
Mississippi State, Business Finance, Waste Management Project, RB
1.350%, 03/01/2029 (A)	500	490
Mississippi State, Development Bank, Jackson Public School District Project, RB
5.000%, 04/01/2019	1,650	1,693
Mississippi State, Hospital Equipment & Facilities Authority, Baptist Memorial Health, RB
2.050%, 09/01/2022 (A)(D)	1,300	1,300
Mississippi State, Ser B, GO
Callable 03/01/2020 @ 100
1.608%, 09/01/2027 (A)	2,500	2,501

		11,250

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Missouri — 0.8%
Kansas City, Industrial Development Authority, Gotham Apartments Project, RB
Callable 08/01/2019 @ 100
1.810%, 02/01/2021 (A)	$1,000	$998
Springfield, Ser B, AMT, RB
5.000%, 07/01/2019	2,940	3,041
St. Charles County, COP
5.000%, 02/01/2019	1,235	1,261
St. Louis, Airport Revenue, Ser B, AMT, RB, AGM
4.000%, 07/01/2019	3,000	3,066
St. Louis, Industrial Development Authority, Convention Center Hotel, RB, AMBAC
1.600%, 07/15/2018 (F)	2,000	1,996

		10,362

Nebraska — 0.3%
Central Plains Energy Project, RB
Callable 12/01/2019 @ 100
5.000%, 08/01/2039 (A)	2,965	3,090
Scotts Bluff County, Hospital Authority, Regional West Medical Center, RB
5.000%, 02/01/2019	500	507

		3,597

Nevada — 0.1%
Humboldt County, Pollution Control, Sierra Pacific Power Project, Ser A, RB
1.250%, 10/01/2029 (A)	1,750	1,736

New Hampshire — 0.2%
New Hampshire State, Health & Education Facilities Authority Act, Elliot Hospital, RB
5.000%, 10/01/2019	2,600	2,620
New Hampshire State, Health & Education Facilities Authority Act, Kendal at Hanover, RB
3.000%, 10/01/2018	400	402

		3,022

New Jersey — 9.1%
Borough of Paulsboro, Ser B, GO
2.750%, 02/01/2019	1,387	1,394
Borough of Paulsboro, Ser C, GO
2.750%, 04/10/2019	4,127	4,155
Linden, Ser B, GO
2.500%, 12/11/2018	5,243	5,265
New Jersey State, Economic Development Authority, Cigarette Tax, RB
5.000%, 06/15/2018	2,500	2,502

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
5.250%, 09/01/2019	$540	$560
5.000%, 12/15/2018	4,350	4,415
New Jersey State, Economic Development Authority, School Facilities Construction Project, RB
Callable 03/01/2025 @ 100
2.310%, 09/01/2025 (A)	4,500	4,414
New Jersey State, Economic Development Authority, Ser B, RB
5.000%, 11/01/2019	5,000	5,189
New Jersey State, Economic Development Authority, Sub-Ser A, RB
4.000%, 07/01/2022	3,500	3,626
New Jersey State, Educational Facilities Authority, William Paterson University Project, RB, BAM
5.000%, 07/01/2019	2,020	2,088
New Jersey State, Higher Education Student Assistance Authority, Ser 1B, AMT, RB
5.000%, 12/01/2019	1,000	1,041
5.000%, 12/01/2020	1,500	1,596
New Jersey State, Higher Education Student Assistance Authority, Ser A, RB
5.000%, 06/01/2019	1,075	1,106
New Jersey State, Housing & Mortgage Finance Agency, Aspen Riverpark Apartments Project, RB
1.200%, 10/01/2019 (A)	4,410	4,408
New Jersey State, Housing & Mortgage Finance Agency, Camden Townhouses Project, Ser F, RB
Callable 02/01/2019 @ 100
1.350%, 02/01/2020 (A)	3,500	3,481
New Jersey State, Housing & Mortgage Finance Agency, Ser B, RB
1.250%, 05/01/2019	4,555	4,519
New Jersey State, Housing & Mortgage Finance Agency, Ser L, RB
Callable 11/01/2018 @ 100
1.500%, 11/01/2019 (A)	5,675	5,645
New Jersey State, Transportation Trust Fund Authority, RB
5.000%, 06/15/2019	14,130	14,529
5.000%, 06/15/2020	1,990	2,083
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
5.000%, 06/15/2018	4,695	4,699

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Transportation Trust Fund Authority, Ser A, RB
Callable 12/15/2018 @ 100
5.375%, 12/15/2025	$1,300	$1,322
New Jersey State, Transportation Trust Fund Authority, Ser A, RB, AGM
5.250%, 12/15/2020	2,360	2,524
New Jersey State, Transportation Trust Fund Authority, Ser B, RB
5.000%, 06/15/2018	4,845	4,849
New Jersey State, Transportation Trust Fund Authority, Ser B, RB, NATL
5.500%, 12/15/2021	1,615	1,771
New Jersey State, Turnpike Authority, Ser C3, RB
1.935%, 01/01/2023 (A)	5,000	5,019
New Jersey State, Turnpike Authority, Ser C5, RB
Callable 07/01/2020 @ 100
1.795%, 01/01/2028 (A)	2,000	2,006
Newark, Housing Authority, South Ward Police Facility Project, RB, AGC
4.500%, 12/01/2018	1,080	1,091
Orange Township, General Improvement Project, GO, BAM
2.250%, 12/01/2020	940	938
Plainfield, GO
2.000%, 08/28/2018	3,244	3,248
Salem County, GO
2.250%, 06/21/2018	2,000	2,001
Salem County, Pollution Control Financing Authority, Philadelphia Electric Project, Ser S, AMT, RB
2.500%, 03/01/2025 (A)	2,100	2,101
Tobacco Settlement Financing, Ser A, RB
5.000%, 06/01/2019	3,500	3,605
5.000%, 06/01/2020	5,000	5,284
5.000%, 06/01/2021	4,000	4,317
Township of Evesham, Ser B, GO
3.000%, 05/09/2019	1,000	1,009
Township of West Deptford, GO
2.750%, 04/10/2019	6,535	6,578

		124,378

New Mexico — 0.7%
Farmington, Pollution Control, Southern California Edison Project, Ser A, RB
1.875%, 04/01/2029 (A)	1,150	1,141

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Mexico State, Mortgage Finance Authority, South Shiprock Homes Project, RB
Callable 12/01/2018 @ 100
1.350%, 06/01/2020 (A)	$4,000	$3,970
New Mexico State, Municipal Energy Acquisition Authority, Ser B, RB
Callable 02/01/2019 @ 100
2.028%, 11/01/2039 (A)	2,100	2,102
New Mexico State, Municipal Energy Acquisition Authority, Sub-Ser A, RB
Callable 08/01/2019 @ 100
5.000%, 11/01/2039 (A)	2,645	2,734

		9,947

New York — 14.0%
Boces, Board of Cooperative Educational Services, Sole Supervisory District, RAN
2.000%, 06/15/2018	6,000	6,001
Boces, Board of Cooperative Educational Services, Sole Supervisory District, RAN, ST AID WITHHLDG
2.000%, 09/28/2018	4,250	4,253
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
5.750%, 07/15/2019	1,935	2,016
Chautauqua County, Capital Resource, Jamestown Center Project, RB
1.700%, 11/01/2031 (A)	1,200	1,196
Chenango Forks, Central School District, BAN
2.500%, 06/18/2019	8,113	8,161
Chenango Forks, Central School District, GO
2.250%, 06/20/2018	2,000	2,001
City of Cortland, GO
2.750%, 04/12/2019	2,300	2,316
City of Glens Falls, GO
Callable 08/15/2018 @ 100
2.100%, 06/07/2019	3,495	3,495
City of New York, Sub-Ser, GO Unlimited, AGM
1.850%, 08/01/2026 (A)	1,800	1,800
City of Schenectady, GO
3.125%, 05/09/2019	15,054	15,218
Eaton Vance, Municipal Income Trust, AMT, RB
Callable 07/02/2018 @ 100
2.560%, 09/01/2019 (A)(D)	3,000	3,007
Greater Southern Tier, Board of Cooperative Educational Services District, RAN
2.000%, 06/29/2018	10,000	10,003

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ilion, Housing Authority, John Guy Prindle Apartments Project, RB
Callable 01/01/2019 @ 100
2.000%, 07/01/2020 (A)	$3,250	$3,245
Island Park Village, GO
3.000%, 03/06/2019	2,442	2,461
Jordan-Elbridge, Central School District, GO
2.250%, 06/28/2018	2,000	2,001
Metropolitan New York, Transportation Authority, Ser A4, RAN
4.000%, 08/15/2019	5,000	5,132
Metropolitan New York, Transportation Authority, Ser D2, RB
Callable 08/15/2019 @ 100
4.000%, 11/15/2034 (A)	3,000	3,078
Metropolitan New York, Transportation Authority, Ser G1, RB
Callable 05/01/2019 @ 100
1.578%, 11/01/2032 (A)	1,100	1,100
Metropolitan New York, Transportation Authority, Sub-Ser D2, RB
1.510%, 11/15/2044 (A)	2,000	1,995
Mexico, Central School District, GO
2.250%, 06/29/2018	5,000	5,003
Nassau County, Ser B, GO
3.000%, 09/18/2018	2,000	2,009
New York City, Housing Development, RB
Callable 05/01/2019 @ 100
1.850%, 05/01/2021 (A)	2,000	1,998
New York City, Housing Development, Sustainable Neighborhood Bonds, RB
Callable 05/15/2019 @ 100
1.450%, 05/01/2050 (A)	1,005	995
New York City, Industrial Development Agency, Ser A, AMT, RB
5.000%, 07/01/2019	2,500	2,580
New York City, Ser C4, GO, AGC
1.750%, 10/01/2027 (A)	350	350
New York City, Sub-Ser, GO
1.030%, 08/01/2044 (A)	2,400	2,400
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Sub-Ser, RB
0.920%, 02/01/2045 (A)	300	300
0.880%, 11/01/2042 (A)	2,500	2,500
New York Mortgage Agency State, Ser 183, AMT, RB
2.300%, 10/01/2019	2,000	2,007
New York State, Dormitory Authority, Orange Regional Medical Center, RB
4.000%, 12/01/2018 (D)	1,300	1,309

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Energy Research & Development Authority, NY Electric and Gas, RB
2.000%, 02/01/2029 (A)	$3,110	$3,089
2.000%, 06/01/2029 (A)	12,635	12,551
New York State, Housing Finance Agency, Ser B, RB, GNMA/FNMA/FHLMC
1.300%, 05/01/2020	10,000	9,883
1.100%, 05/01/2019	2,210	2,196
0.950%, 11/01/2018	7,900	7,875
Nuveen, New York AMT-Free Quality Municipal Income Fund, RB, AMT
1.350%, 05/01/2047 (A)(D)	4,000	4,000
Ogdensburg Enlarged City School District, GO
2.500%, 06/19/2019	15,185	15,273
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,000
Oyster Bay, Ser C, BAN
2.500%, 06/01/2018	2,000	2,000
Saratoga County, Capital Resource, RB
2.000%, 07/01/2020 (A)	1,550	1,548
Schuylerville, Central School District, GO
2.000%, 06/29/2018	5,000	5,002
Suffolk County, GO
2.500%, 07/25/2018	3,000	3,004
Suffolk County, Ser B, GO
3.000%, 12/28/2018	3,034	3,058
Suffolk County, Ser C, GO
5.000%, 05/01/2019	1,325	1,363
Town of Oyster Bay, GO
4.000%, 02/15/2020	1,975	2,028
Triborough, Bridge & Tunnel Authority, Sub- Ser 2003B-2, RB
Callable 06/03/2019 @ 100
1.628%, 01/01/2033 (A)	1,000	1,001
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2020	2,000	2,112
4.000%, 06/01/2019	3,000	3,059
Watertown, Enlarged City School District, GO
2.500%, 07/13/2018	11,397	11,410

		191,382

North Carolina — 0.2%
Charlotte, Airport Revenue, Ser B, AMT, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	750	794
Charlotte-Mecklenburg Hospital Authority, RB
0.900%, 01/15/2037 (A)	400	400
Charlotte-Mecklenburg, Hospital Authority, RB
0.900%, 01/15/2038 (A)	800	800

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Montgomery County, Public Facilities, RB
Callable 03/01/2020 @ 100
3.000%, 09/01/2020	$1,000	$1,016

		3,010

Ohio — 4.0%
Allen County, Hospital Facilities Revenue, Ser A, RB
5.000%, 08/01/2021	2,000	2,161
Butler County, GO
3.000%, 01/24/2019	2,500	2,519
Cuyahoga Falls, GO
1.750%, 08/08/2018	3,220	3,221
Cuyahoga, Metropolitan Housing Authority, Carver Park Phase I Project, RB
1.000%, 09/01/2019 (A)	4,450	4,431
Franklin County, Sawyer & Trevitt Project, RB
Callable 12/01/2018 @ 100
1.300%, 06/01/2020 (A)	5,600	5,568
Hamilton County, Healthcare Improvement, Life Enriching Communities Project, RB
4.000%, 01/01/2019	550	556
4.000%, 01/01/2020	575	589
Kettering, School District, GO
5.000%, 12/01/2018	1,000	1,016
Lancaster, Port Authority, RB
1.878%, 02/01/2019 (A)	2,000	2,000
1.828%, 08/01/2018 (A)	1,335	1,335
Lorain County, GO
2.500%, 04/11/2019	3,450	3,470
Miamisburg, Various Purpose, GO
2.000%, 06/28/2018	4,000	4,001
Newark, GO
2.250%, 08/14/2018	1,120	1,122
Ohio State, Higher Educational Facility Commission, John Carroll University Project, RB
Callable 09/01/2018 @ 100
2.250%, 09/01/2033 (A)	2,880	2,882
Ohio State, Housing Finance Agency, Sem Manor Project, RB
Callable 09/01/2019 @ 100
1.250%, 09/01/2020 (A)	1,700	1,687
Ohio State, Housing Finance Agency, Woodruff Village Apartments Project, RB
Callable 06/21/2018 @ 100
1.300%, 03/01/2020 (A)	2,750	2,747
Ohio State, Water Development Authority, Water Pollution Control Loan Fund, Ser B, RB
Callable 09/01/2018 @ 100
1.280%, 12/01/2020 (A)	7,250	7,249

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Springboro, GO
3.000%, 01/24/2019	$6,050	$6,091
Trenton, BAN
2.000%, 11/17/2018	1,500	1,500

		54,145

Oklahoma — 1.4%
Carter County, Independent School District No. 27, Plainview Public Schools Project, GO
1.700%, 07/01/2019	1,115	1,107
Cleveland County, Moore-Norman Technology Center, School District No. 17, GO
0.050%, 06/01/2019	4,105	4,012
Garvin County, Independent School District No. 9, Lindsay Public Schools Project, GO
1.700%, 07/01/2019	1,305	1,293
Kingfisher County, Independent School District No. 16, Hennessey Building Project, GO
1.625%, 06/01/2019	940	932
Logan County, Independent School District No. 1, Guthrie Board of Education, GO
4.000%, 08/01/2020	1,000	1,041
Oklahoma County, Finance Authority, Midwest City-Del City Public School Project, RB
5.000%, 10/01/2022	1,000	1,105
Oklahoma State, Housing Finance Agency, Savanna Landing Apartments Project, RB
Callable 07/01/2018 @ 100
0.850%, 07/01/2019 (A)	3,000	2,998
Tulsa County, Broken Arrow Independent School District No. 3, GO
3.000%, 04/01/2019	2,830	2,859
Tulsa County, Industrial Authority, Owasso Public Schools Project, RB
5.000%, 09/01/2020	1,500	1,599
5.000%, 09/01/2021	1,650	1,801

		18,747

Pennsylvania — 6.3%
Allegheny County, Industrial Development Authority, RB
1.100%, 08/01/2032 (A)(C)	3,400	3,400
Armstrong, School District, GO
Callable 03/15/2019 @ 100
2.375%, 03/15/2020	715	716
Bethlehem Area School District, Ser A, RB
Callable 11/02/2020 @ 100
1.863%, 01/01/2032 (A)	6,000	5,998

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Bethlehem, Area School District, Ser AA, GO, AGC
Callable 04/15/2019 @ 100
4.000%, 10/15/2019	$850	$866
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2020	2,500	2,633
5.000%, 06/01/2021	3,000	3,223
Commonwealth of Pennsylvania, GO
5.000%, 06/01/2019	5,650	5,827
Commonwealth of Pennsylvania, Ser A, RB
5.000%, 07/01/2021	350	377
Cumberland County, Municipal Authority, Diakon Lutheran Ministries Project, RB
4.000%, 01/01/2019	535	540
Dover, Area School District, GO
4.000%, 04/01/2020	1,050	1,087
Downingtown, Area School District, GO
Callable 11/01/2018 @ 100
1.760%, 05/01/2030 (A)	2,000	2,003
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
4.000%, 12/01/2020	415	434
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 10/01/2018 @ 100
1.550%, 04/01/2019	12,260	12,219
Indiana County, Industrial Development Authority, Residential Revival Project, RB
Callable 03/01/2020 @ 100
1.450%, 09/01/2020	10,450	10,256
Lehigh County, Industrial Development Authority, PPL Electric Utilities, RB
1.800%, 09/01/2029 (A)	1,500	1,463
Montgomery County, Industrial Development Authority, Exelon Generation Project, Ser S, RB
2.550%, 12/01/2029 (A)	4,000	3,996
Pennsylvania State, Capital Region Water Authority, Ser A, RB
5.000%, 07/15/2019	1,350	1,397
Pennsylvania State, COP, AGM
4.000%, 11/01/2018	1,945	1,959
Pennsylvania State, Economic Development Financing Authority, Pennsylvania Rapid Bridge Replacement Project, AMT, RB
4.000%, 06/30/2018	2,635	2,639
Pennsylvania State, Economic Development Financing Authority, Waste Management Project, Ser A, AMT, RB
2.625%, 11/01/2021	1,910	1,916

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, GO
5.000%, 02/01/2019	$3,045	$3,110
5.000%, 07/01/2019	5,145	5,319
Pennsylvania State, Higher Educational Facilities Authority, Independent Colleges Project, Ser I4, RB
Callable 11/01/2018 @ 100
2.720%, 11/01/2031 (A)	2,500	2,502
Pennsylvania State, Housing Finance Agency, RB
Callable 11/01/2018 @ 100
1.850%, 12/01/2019 (A)	3,000	2,997
Philadelphia, Housing Authority, PHA Headquarters Project, RB
4.000%, 05/01/2021	550	578
Philadelphia, School District, Ser D, GO
5.000%, 09/01/2018	1,000	1,008
Pittsburgh, Housing Authority Revenue, Larimer/East Liberty Phase II Project, RB
Callable 10/01/2019 @ 100
1.400%, 10/01/2021 (A)	4,275	4,237
Reading, School District, GO, AGM
5.000%, 03/01/2021	200	214
School District of Philadelphia, Ser B, GO Limited
5.000%, 06/01/2018	2,955	2,955

		85,869

Rhode Island — 0.5%
Rhode Island State, Commerce Department of Transportation, RB
5.000%, 06/15/2019	1,000	1,033
Rhode Island State, Housing & Mortgage Finance, AMT, RB
1.400%, 04/01/2019	1,805	1,796
1.200%, 10/01/2018	1,495	1,492
Rhode Island State, Housing & Mortgage Finance, RB
Callable 07/02/2018 @ 100
1.760%, 10/01/2045 (A)	2,000	2,001

		6,322

South Carolina — 0.3%
SCAGO, Educational Facilities for Sumter County, School District 17, RB
5.000%, 12/01/2018	1,695	1,721
Spartanburg County, School District No. 7, BAN
5.000%, 11/15/2018	2,000	2,031

		3,752

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
South Dakota — 0.0%
South Dakota State, Health & Educational Facilities Authority, Sanford Obligation Group Project, Ser B, RB
3.000%, 11/01/2018	$500	$502

Tennessee — 1.7%
Chattanooga, Health Educational & Housing Facility Board, Chestnut College Flats Apartments Project, RB
1.750%, 12/01/2020 (A)	3,000	2,990
Hamilton County, Industrial Development Board, Jaycee Tower Apartments Project, RB
Callable 07/01/2018 @ 100
1.370%, 07/01/2020 (A)	3,000	2,993
Knox County, Health Educational & Housing Facility Board, RB
4.000%, 04/01/2021	750	779
Memphis, Health Educational & Housing Facility Board, Forum College Flats Apartments Project, RB
1.800%, 12/01/2020 (A)	1,000	999
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Hermitage Flats Apartment Project, RB
1.300%, 07/01/2020 (A)	3,860	3,830
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB, GNMA
1.750%, 12/01/2020 (A)	4,000	3,987
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, RB, HUD SEC 8 GINNIE MAE
1.800%, 12/01/2020 (A)	2,000	1,995
Metropolitan Government Nashville & Davidson County, Health & Educational Facilities Board, Ser Senior CREDIT, RB
1.550%, 11/15/2030 (A)	500	494
Monroe County, GO
Callable 12/15/2018 @ 100
1.200%, 06/15/2019	5,000	4,979

		23,046

Texas — 11.0%
Alamo Heights, Independent School District, Ser B, GO, PSF-GTD
3.000%, 02/01/2028 (A)	2,465	2,521

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Alvin, Independent School District, Schoolhouse Project, Ser B, GO, PSF-GTD
1.400%, 02/15/2036 (A)	$2,725	$2,689
0.950%, 02/15/2039 (A)	2,000	1,998
Austin, Affordable Public Facility, Commons Goodnight Apartments, RB
1.850%, 01/01/2021 (A)	5,000	4,958
Bexar County, Health Facilities Development, RB
5.000%, 07/15/2019	100	103
4.000%, 07/15/2018	150	150
Brazoria County, Toll Road Authority, Ser B, RB
1.450%, 03/01/2020	6,500	6,450
City of Houston, Texas Airport System Revenue, Ser B-2, AMT, RB
5.000%, 07/15/2020	1,200	1,263
Clear Creek, Independent School District, Ser B, GO, PSF-GTD
1.450%, 02/15/2035 (A)	1,500	1,482
Corpus Christi, Independent School District, School Buildings Project, Ser A, GO, PSF-GTD
2.000%, 08/15/2047 (A)	1,125	1,126
Cypress-Fairbanks, Independent School District, Ser A1, GO, PSF-GTD
2.000%, 02/15/2027 (A)	3,000	3,003
Cypress-Fairbanks, Independent School District, Ser B1, GO, PSF-GTD
0.900%, 02/15/2040 (A)	3,000	2,996
Cypress-Fairbanks, Independent School District, Ser B2, GO, PSF-GTD
1.400%, 02/15/2040 (A)	1,500	1,478
Dallas, Independent School District, Ser B3, GO, PSF-GTD
5.000%, 02/15/2036 (A)	5,000	5,111
Del Rio, GO, BAM
4.000%, 06/01/2018	440	440
Fort Bend, Independent School District, Ser A, GO, PSF-GTD
0.900%, 08/01/2040 (A)	1,955	1,953
Fort Bend, Independent School District, Ser B, GO, PSF-GTD
Callable 07/02/2018 @ 100
1.350%, 08/01/2040 (A)	1,785	1,774
Fort Bend, Independent School District, Ser C, GO, PSF-GTD
1.350%, 08/01/2042 (A)	10,050	9,885
Fort Bend, Independent School District, Ser D, GO, PSF-GTD
1.500%, 08/01/2042 (A)	8,025	7,850

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Georgetown, Independent School District, GO
2.000%, 08/01/2034 (A)	$ 3,000	$3,002
Goose Creek, Consolidated Independent School District, Ser B, GO, PSF-GTD
1.180%, 02/15/2035 (A)	1,500	1,487
Gulf Coast, Industrial Development Authority, ExxonMobil Project, RB
0.920%, 11/01/2041 (A)	500	500
Harris County, Industrial Development, RB
Pre-Refunded @ 100
5.000%, 12/01/2019 (B)	2,000	2,092
Houston, Independent School District, Ser A-1B-, GO, PSF-GTD
2.200%, 06/01/2039 (A)	6,500	6,527
Houston, Independent School District, GO, PSF-GTD
1.700%, 06/01/2030 (A)	1,065	1,065
1.450%, 06/01/2029 (A)	9,205	9,121
Houston, Independent School District, Ser A1B, BAN, PSF-GTD
1.500%, 06/01/2039	880	880
Houston, Independent School District, Ser B, GO, PSF-GTD
1.450%, 06/01/2035 (A)	10,000	9,909
Lamar, Consolidated Independent School District, Ser A, RB
1.050%, 08/15/2047 (A)	2,100	2,098
Love Field, Airport Modernization, Southwest Airlines Project, AMT, RB
5.000%, 11/01/2018	2,200	2,229
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, RB
0.920%, 11/01/2038 (A)	1,800	1,800
Matagorda County, Navigation District No. 1, Central Power and Light Project, AMT, RB
1.750%, 05/01/2030 (A)	5,000	4,914
Midlothian, Independent School District, Ser B, GO, PSF-GTD
2.500%, 08/01/2052 (A)	2,865	2,869
Midlothian, Independent School District, Ser B, GO, PSF-GTD
Pre-Refunded @ 100
2.500%, 08/01/2018 (A)(B)	135	135
Mission, Economic Development Authority, Republic Services Project, Ser A, RB
1.650%, 01/01/2020 (A)	2,000	2,000
Mission, Economic Development Authority, Waste Management Project, AMT, RB
Callable 08/01/2019 @ 100
2.500%, 08/01/2020	5,000	5,004

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Hope, Cultural Education Facilities Finance, Childrens Health System, Ser A, RB
5.000%, 08/15/2020	$1,630	$1,738
North East, Independent School District, Ser B, GO, PSF-GTD
Callable 08/01/2018 @ 100
1.420%, 08/01/2040 (A)	1,370	1,343
North Texas, Tollway Authority, Ser C, RB
1.950%, 01/01/2038 (A)	1,410	1,408
Northside, Independent School District, GO, PSF-GTD
1.650%, 08/01/2045 (A)	3,775	3,776
SA Energy Acquisition Public Facility, Gas Supply, RB
5.250%, 08/01/2018	2,000	2,011
San Antonio, Electric & Gas Systems Revenue, Junior Lien, Ser B, RB
1.750%, 12/01/2027 (A)	3,000	2,999
San Antonio, Electric & Gas Systems Revenue, Ser S, RB
2.000%, 12/01/2027 (A)	3,820	3,823
Tarrant County, Cultural Education Facilities Finance, Buckner Retirement Services, RB
4.000%, 11/15/2018	1,000	1,010
4.000%, 11/15/2019	1,030	1,057
Tarrant County, Housing Finance, Reserve Quebec Apartments Project, RB
Callable 06/21/2018 @ 100
1.000%, 08/01/2018	2,900	2,897
Texas State, Various Water Financial Assistance, Ser B2, GO
Callable 07/02/2018 @ 100
2.000%, 08/01/2025 (A)	2,910	2,913
Tomball, Independent School District, Various School Building Projects, Ser B3, GO, PSF-GTD
Callable 08/15/2018 @ 100
1.100%, 02/15/2043 (A)	2,395	2,373
Travis County, Housing Finance, RB
Callable 04/01/2020 @ 100
2.000%, 04/01/2021 (A)	8,500	8,488
Williamson County, Limited Tax, GO
1.450%, 08/15/2034 (A)	2,000	1,999

		150,697

Utah — 1.4%
County of Utah, IHC Health Services, RB
1.060%, 05/15/2049 (A)	8,000	8,000
Murray, Hospital Revenue, Health Services Project, Ser C, RB
0.900%, 05/15/2036 (A)	2,750	2,750

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Short Duration Municipal Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah State, GO
5.000%, 07/01/2019	$4,200	$4,350
Utah State, Housing Revenue, RB, GNMA
2.000%, 07/01/2021 (A)	3,500	3,481
Utah State, Infrastructure Agency, Ser A, RB
2.000%, 10/15/2018	535	535

		19,116

Vermont — 0.0%
Burlington, Airport Revenue, Ser B, AMT, RB
3.500%, 07/01/2018	620	621

Virginia — 0.3%
Halifax County, Industrial Development Authority, Ser 2010, RB
2.150%, 12/01/2041 (A)	1,000	995
Prince William County, Industrial Development Authority, Glen Arbor Apartments Project, Ser 2017A, RB
1.350%, 07/01/2019 (A)	2,000	1,992
Wise County, Industrial Development Authority, Electric & Power, RB
1.875%, 11/01/2040 (A)	1,000	992

		3,979

Washington — 2.3%
Grant County, Public Utility District No. 2, RB
Callable 09/01/2020 @ 100
2.000%, 01/01/2044 (A)	10,000	9,966
Seattle, Housing Authority, West Seattle Affordable Housing Project, RB
Callable 06/01/2019 @ 100
1.950%, 06/01/2020	9,445	9,432
Washington State, Health Care Facilities Authority, Peace Health Project, Ser A, RB
5.000%, 11/01/2018	3,700	3,748
5.000%, 11/15/2018	655	664
Washington State, Housing Finance Commission, Royal Hills Apartment Project, Ser 2017A, RB
Callable 05/01/2019 @ 100
1.400%, 11/01/2019	7,000	6,956

		30,766

Wisconsin — 0.1%
Wisconsin State, Health & Educational Facilities Authority, Tomah Memorial Hospital, Ser A, BAN
Callable 11/01/2019 @ 100
2.650%, 11/01/2020	1,000	988

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Educational Facilities, Guilford College, RB
5.000%, 01/01/2019	$390	$396

		1,384

Total Municipal Bonds (Cost $1,392,727) ($ Thousands)		1,388,336

Total Investments in Securities— 101.8% (Cost $1,392,727) ($ Thousands)		$1,388,336

Percentages are based on Net Assets of $1,363,626 ($ Thousands).
(A)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(C)	Securities are held in connection with a letter of credit issued by a major bank.
(D)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2018, the value of these securities amounted to $17,116 ($ Thousands), representing 1.26% of the Net Assets of the Fund.
(E)	Security is escrowed to maturity.
(F)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

AGC — Assured Guaranty Corporation

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

BHAC— Berkshire Hathaway Assurance Corporation

COP— Certificate of Participation

FHA— Federal Housing Administration

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

PSF-GTD — Public Schools Fund Guarantee

Q-SBLF — Qualified School Board Loan Fund

RAN— Revenue Anticipation Note

RB — Revenue Bond

SCAGO — South Carolina Association of Government Organizations

Ser — Series

TA — Tax Allocation

As of May 31, 2018, all of the Fund’s investments were considered level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For the period ended May 31, 2018 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 99.3%
California — 99.3%
ABAG, Finance Authority for Nonprofit, Casa de las Campanas Project, RB
Callable 09/01/2020 @ 100
5.250%, 09/01/2024	$3,060	$3,285
ABAG, Finance Authority for Nonprofit, Windemere Ranch Infrastructure Project, Ser A, Special Tax, AGM
5.000%, 09/02/2024	1,395	1,623
5.000%, 09/02/2025	995	1,173
Alameda Corridor, Transportation Authority, Ser A, RB
5.000%, 10/01/2022	1,430	1,614
5.000%, 10/01/2023	2,160	2,481
Anaheim, Housing & Public Improvements Authority, RB
Pre-Refunded @ 100
5.000%, 10/01/2021 (A)	425	470
Anaheim, Housing & Public Improvements Authority, RB
Callable 10/01/2021 @ 100
5.000%, 10/01/2025	575	632
Anaheim, Redevelopment Agency Successor Agency, Ser A, TA
5.000%, 02/01/2027	2,000	2,412
5.000%, 02/01/2028	4,000	4,876
Bakersfield, Wastewater Revenue, Ser A, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2029	1,250	1,473
Burbank, Successor Agency to the Redevelopment Agency, TA, BAM
5.000%, 12/01/2023	625	725
California State, Department of Water Resources Power Supply Revenue, Ser O, RB
5.000%, 05/01/2022	1,235	1,385
California State, Educational Facilities Authority, Occidental College Project, RB
5.000%, 10/01/2022	300	339
5.000%, 10/01/2025	400	479
California State, Educational Facilities Authority, Occidental College Project, Ser A, RB
4.000%, 10/01/2021	500	536
California State, Educational Facilities Authority, Pepperdine University Project, RB
5.000%, 09/01/2020	225	242
5.000%, 09/01/2021	135	149
5.000%, 09/01/2021 (B)	190	209
5.000%, 09/01/2022 (B)	475	536
5.000%, 09/01/2022	325	367

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Educational Facilities Authority, Pepperdine University Project, RB
Pre-Refunded @ 100
5.000%, 09/01/2022 (A)	$465	$525
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	320	359
California State, Educational Facilities Authority, Pepperdine University Project, RB
Callable 09/01/2025 @ 100
5.000%, 09/01/2026	650	772
California State, Educational Facilities Authority, Redlands University Project, Ser A, RB
5.000%, 10/01/2023	830	950
California State, GO
5.000%, 09/01/2025	1,500	1,789
5.000%, 08/01/2026	15,000	18,083
5.000%, 09/01/2026	2,000	2,415
5.000%, 11/01/2026	5,000	6,052
California State, GO
Callable 11/01/2020 @ 100
5.000%, 11/01/2024	1,650	1,772
California State, GO
Callable 04/01/2023 @ 100
5.000%, 10/01/2029	4,130	4,669
California State, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	3,000	3,602
California State, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	2,665	3,236
California State, Health Facilities Financing Authority, Adventist Health System Project, Ser A, RB
5.000%, 03/01/2022	1,200	1,324
California State, Health Facilities Financing Authority, Chinese Hospital Association Project, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2025	400	442
5.000%, 06/01/2026	350	385
California State, Health Facilities Financing Authority, City of Hope Project, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2024	1,000	1,125

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Health Facilities Financing Authority, El Camino Hospital Project, Ser A, RB
5.000%, 02/01/2022	$500	$554
California State, Health Facilities Financing Authority, Episcopal Home Project, Ser B, RB
5.100%, 02/01/2019 (B)	200	205
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 11/15/2026	500	604
California State, Health Facilities Financing Authority, Stanford Health Care, Ser A, RB
5.000%, 11/15/2027	1,000	1,227
California State, Health Facilities Financing Authority, Sutter Health Project, Ser A, RB
Callable 08/15/2018 @ 100
5.250%, 08/15/2022	3,500	3,528
California State, Infrastructure & Economic Development Bank, Academy Motion Picture Art, RB
5.000%, 11/01/2023	1,000	1,160
California State, Infrastructure & Economic Development Bank, Clean Water State Revolving Fund, RB
5.000%, 10/01/2024	1,000	1,180
California State, Infrastructure & Economic Development Bank, Walt Disney Family Museum, RB
5.000%, 02/01/2023	350	399
5.000%, 02/01/2024	500	576
California State, Municipal Finance Authority, Anaheim Electric Utility Project, RB
5.000%, 10/01/2021	1,000	1,105
California State, Municipal Finance Authority, Biola University Project, RB
5.000%, 10/01/2024	1,110	1,277
California State, Municipal Finance Authority, Community Medical Centers, Ser A, RB
5.000%, 02/01/2025	1,000	1,142
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser A, RB
5.000%, 07/01/2024	650	735
5.000%, 07/01/2025	500	571
5.000%, 07/01/2027	1,170	1,357
California State, Municipal Finance Authority, Eisenhower Medical Center, Ser B, RB
5.000%, 07/01/2025	1,490	1,702
5.000%, 07/01/2026	450	518

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Orange County Civic Center Infrastructure Project, RB
5.000%, 06/01/2025	$500	$596
5.000%, 06/01/2026	310	371
California State, Municipal Finance Authority, Pilgrim Place Claremont Project, Ser A, RB
5.000%, 05/15/2019 (B)	310	320
California State, Public Works Board, Corrections and Rehab Project, Ser A, RB
Callable 09/01/2024 @ 100
5.000%, 09/01/2025	3,600	4,203
California State, Public Works Board, Ser B, RB
5.000%, 10/01/2020	1,000	1,075
California State, Public Works Board, Ser B, RB
Callable 10/01/2027 @ 100
5.000%, 10/01/2028	2,005	2,410
California State, Public Works Board, Ser F, RB
5.000%, 05/01/2025	1,500	1,768
California State, Santa Clara Valley Transportation Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2021 (A)	1,000	1,097
California State, School Finance Authority, Charter School Refunding Bond, Aspire Public School, RB
5.000%, 08/01/2023 (C)	825	907
California State, Statewide Communities Development Authority, Adventist Health System, RB
5.000%, 03/01/2022	1,000	1,103
California State, Statewide Communities Development Authority, Buck Institute for Research on Aging, RB, AGM
5.000%, 11/15/2022	200	225
California State, Statewide Communities Development Authority, CHF Irvine, RB
5.000%, 05/15/2023	1,500	1,681
5.000%, 05/15/2024	1,445	1,637
California State, Statewide Communities Development Authority, Henry Mayo Newhall Memorial Project, Ser A, RB, AGM
5.000%, 10/01/2021	500	542
5.000%, 10/01/2022	500	553
5.000%, 10/01/2023	500	563

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Rady Children’s Hospital, Ser A, RB
5.000%, 08/15/2022	$500	$561
California State, Statewide Communities Development Authority, RB
Callable 01/01/2021 @ 100
3.000%, 07/01/2025	2,800	2,842
California State, Statewide Communities Development Authority, University of California, Irvine Campus, RB
5.000%, 05/15/2025	2,180	2,497
5.000%, 05/15/2026	1,355	1,565
California State, Tobacco Securitization Agency, RB
5.000%, 06/01/2023	1,200	1,345
California State, University Revenue Systemwide, Ser A, RB
5.000%, 11/01/2022	1,000	1,135
California State, Various Purposes, GO
5.250%, 10/01/2022	3,000	3,425
5.000%, 12/01/2023	2,295	2,663
California State, Various Purposes, GO
Callable 10/01/2019 @ 100
5.250%, 10/01/2022	5,000	5,236
California State, Various Purposes, GO
Callable 03/01/2020 @ 100
5.000%, 03/01/2022	1,000	1,056
California State, Various Purposes, GO
Callable 09/01/2022 @ 100
5.000%, 09/01/2025	5,400	6,039
California State, Various Purposes, GO
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	5,000	5,799
Carlsbad, Unified School District, Ser B, GO
Callable 05/01/2024 @ 100
6.000%, 05/01/2034 (D)	2,750	3,180
Contra Costa, Water District, Ser T, RB
5.000%, 10/01/2024	3,325	3,917
Cupertino, Union School District, Ser B, GO
4.000%, 08/01/2023	845	933
Dublin, Unified School District, GO
5.000%, 08/01/2023	3,075	3,544
East Bay, Municipal Utility District, Ser B, RB
5.000%, 06/01/2022	1,500	1,688
Eastern California, Municipal Water District, Ser A, RB
5.000%, 07/01/2026	1,000	1,209
El Dorado, Irrigation District, Ser A, RB, AGM
5.000%, 03/01/2019	500	513
El Dorado, Irrigation District, Ser B, COP
5.000%, 03/01/2025	1,000	1,184

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Fresno, Joint Powers Financing Authority, Ser A, RB, AGM
5.000%, 04/01/2025	$1,500	$1,737
Golden State, Tobacco Securitization Project, Ser A1, RB
5.000%, 06/01/2026	1,500	1,722
5.000%, 06/01/2027	5,000	5,783
Golden State, Tobacco Securitization, Ser A, RB
5.000%, 06/01/2019	1,000	1,032
5.000%, 06/01/2021	1,000	1,089
Golden State, Tobacco Securitization, Ser A1, RB
5.000%, 06/01/2021	2,000	2,162
5.000%, 06/01/2025	3,365	3,834
Golden West Schools, Financing Authority, Placentia-Yorba Linda University Project, RB, AMBAC
5.500%, 08/01/2021	1,500	1,671
Grossmont, Health Care District, Ser D, GO
5.000%, 07/15/2022	1,020	1,147
Imperial, Irrigation District Electric System Revenue Authority, Ser B2, RB
5.000%, 11/01/2024	730	860
5.000%, 11/01/2025	1,000	1,197
Imperial, Irrigation District Electric System Revenue Authority, Ser C, RB
5.000%, 11/01/2024	625	736
Inglewood, Successor Agency to the Redevelopment Agency, Sub-Ser, TA, BAM
5.000%, 05/01/2025	1,000	1,168
5.000%, 05/01/2026	500	590
Jurupa, Public Financing Authority, Ser A, Special Tax
5.000%, 09/01/2019	475	494
Lancaster, Successor Agency to the Redevelopment Agency, TA, AGM
5.000%, 08/01/2024	435	505
5.000%, 08/01/2025	570	671
Lodi, Public Financing Authority, RB, AGM
5.000%, 09/01/2026	1,000	1,199
Long Beach, Bond Finance Authority, Aquarium Pacific Project, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2026	1,000	1,096
Long Beach, Community College District, Ser B, GO
Pre-Refunded @ 100
5.000%, 08/01/2022 (A)	2,000	2,260
Long Beach, Harbor Revenue, Ser A, AMT, RB
5.000%, 05/15/2026	1,100	1,291
5.000%, 05/15/2027	2,000	2,376

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Beach, Harbor Revenue, Ser B, RB
5.000%, 05/15/2024	$1,000	$1,170
Long Beach, Harbor Revenue, Ser C, AMT, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	2,370	2,775
Long Beach, Marina Revenue, Alamitos Bay Marina Project, RB
5.000%, 05/15/2021	520	560
5.000%, 05/15/2022	900	987
5.000%, 05/15/2023	700	776
Long Beach, Unified School District, GO
Callable 08/01/2019 @ 100
5.250%, 08/01/2021	120	125
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 07/01/2020	1,500	1,606
Los Angeles County, Metropolitan Transportation Authority, Ser A, RB
5.000%, 06/01/2026	2,400	2,904
Los Angeles County, Public Works Financing Authority, Ser D, RB
5.000%, 12/01/2022	1,170	1,330
Los Angeles County, Redevelopment Authority, Bunker Hill Project, Ser C, TA
5.000%, 12/01/2024	2,000	2,332
Los Angeles, Community College District, Ser A, GO
5.000%, 08/01/2022	1,000	1,132
Los Angeles, Community College District, Ser C, GO
5.000%, 08/01/2022	1,000	1,132
Los Angeles, Community Facilities District, Playa Vista, Phase 1 Project, Special Tax
5.000%, 09/01/2021	1,050	1,147
Los Angeles, Department of Airports, Los Angeles International Airport Project, AMT, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2024	1,425	1,572
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser A, AMT, RB
5.000%, 05/15/2023	1,090	1,232
Los Angeles, Department of Airports, Los Angeles International Airport Project, Ser C, RB
5.000%, 05/15/2022	1,080	1,203
5.000%, 05/15/2023	800	910

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Los Angeles, Department of Airports, Los Angeles International Airport Project, Sub-Ser, AMT, RB
Callable 05/15/2026 @ 100
5.000%, 05/15/2027	$1,000	$1,162
Los Angeles, Department of Airports, Ser B, AMT, RB
5.000%, 05/15/2025	2,000	2,331
Los Angeles, Department of Airports, Sub-Ser, AMT, RB
5.000%, 05/15/2027	3,990	4,708
5.000%, 05/15/2028	1,000	1,192
Los Angeles, Department of Revenue, Ser A, AMT, RB
5.000%, 08/01/2024	2,000	2,302
Los Angeles, Department of Revenue, Ser A, RB
5.000%, 08/01/2025	1,000	1,195
Los Angeles, Department of Water & Power, Power System Project, Ser B, RB
5.000%, 07/01/2022	250	282
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	750	844
Los Angeles, Unified School District, Ser A, GO
5.000%, 07/01/2023	1,050	1,215
5.000%, 07/01/2024	1,060	1,250
5.000%, 07/01/2025	2,000	2,397
Los Angeles, Unified School District, Ser A, GO
Callable 07/01/2021 @ 100
5.000%, 07/01/2026	2,000	2,186
Los Angeles, Unified School District, Ser B1, GO
Callable 01/01/2028 @ 100
5.000%, 07/01/2029	1,000	1,229
Los Angeles, Unified School District, Ser C, GO
5.000%, 07/01/2023	2,000	2,314
Los Angeles, Wastewater System Revenue, Senior Lien, Ser B, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2024	2,500	2,800
Milpitas, Successor Agency to the Redevelopment Agency, Redevelopment Project, TA
5.000%, 09/01/2021	1,000	1,103
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2021	1,100	1,206

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Orange County, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	$525	$600
Palm Desert, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 10/01/2024	1,200	1,396
Palomar, Community College District, GO
5.000%, 05/01/2023	750	861
Peralta, Community College District, Ser A, GO
5.000%, 08/01/2023	580	667
5.000%, 08/01/2024	1,300	1,522
Pittsburg, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2023	3,000	3,426
Pomona, Unified School District, GO, BAM
5.000%, 08/01/2023	665	765
Poway, Successor Agency to the Redevelopment Agency, Paguay Redevelopment Project, Ser A, TA
5.000%, 06/15/2021	2,770	3,038
Redlands, Unified School District, GO
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,204
Riverside County, Redevelopment Successor Agency, TA
5.000%, 10/01/2025	560	659
5.000%, 10/01/2026	500	592
Roseville, Finance Authority, Ser A, Special Tax
5.000%, 09/01/2023	550	621
5.000%, 09/01/2025	1,000	1,153
Sacramento County, Airport System Revenue, Ser B, RB
5.000%, 07/01/2026	1,000	1,195
Sacramento, Area Flood Control Agency, Consolidated Capital Assessment District No. 2 Bonds, Ser A, SAB
5.000%, 10/01/2026	850	1,027
Sacramento, Municipal Utility District, Refunding Cosumnes Project, RB
5.000%, 07/01/2024	500	587
Sacramento, Municipal Utility District, Ser D, RB
5.000%, 08/15/2026	1,000	1,216
Sacramento, Successor Agency to the Redevelopment Agency, Ser A, TA, BAM
5.000%, 12/01/2024	1,000	1,165
San Diego County, Regional Airport Authority, Ser B, AMT, RB
5.000%, 07/01/2023	3,465	3,898

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
5.000%, 07/01/2025	$500	$580
5.000%, 07/01/2026	400	467
5.000%, 07/01/2027	500	591
San Diego County, Regional Airport Authority, Sub-Ser B, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,176
San Diego County, Regional Transportation Commission, Ser A, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2024	2,000	2,229
San Diego County, Sanford Burnham Presbyterian Medical Discovery Institute, RB
5.000%, 11/01/2024	1,200	1,385
San Diego County, Water Authority, RB
5.000%, 05/01/2025	2,155	2,563
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,000	1,204
San Diego, Community College District, GO
5.000%, 08/01/2024	1,000	1,177
San Diego, Regional Building Authority, Ser A, RB
Callable 10/15/2025 @ 100
5.000%, 10/15/2027	1,000	1,189
San Diego, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 09/01/2022	700	790
San Francisco Bay Area, Rapid Transit District, Ser A, RB
5.000%, 07/01/2025	500	599
San Francisco Bay Area, Toll Authority, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2025	2,000	2,230
5.000%, 04/01/2026	1,425	1,591
San Francisco Bay Area, Water Supply & Conservation Agency, Ser A, RB
5.000%, 10/01/2022	2,000	2,262
San Francisco City & County, Airport Commission, San Francisco International Airport, RB
5.000%, 05/01/2023	1,250	1,432
5.000%, 05/01/2025	1,000	1,187
San Francisco City & County, Airport Commission, San Francisco International Airport, Ser D, AMT, RB
5.000%, 05/01/2026	3,000	3,537

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
San Francisco City & County, Public Utilities Commission, Sub-Ser, RB
5.000%, 11/01/2026	$6,000	$7,288
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser B, TA
5.000%, 08/01/2022	235	262
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser C, TA
5.000%, 08/01/2022	275	307
San Francisco City & County, Redevelopment Agency, Mission Bay South Redevelopment Project, Ser S, TA
5.000%, 08/01/2023	425	483
San Francisco City & County, Ser R1, GO
Callable 06/15/2023 @ 100
5.000%, 06/15/2026	3,000	3,433
San Francisco, Public Utilities Commission Water Revenue, Ser D, RB
5.000%, 11/01/2027	3,000	3,693
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	990	1,093
San Francisco, Public Utilities Commission Water Revenue, Sub-Ser D, RB
Pre-Refunded @ 100
5.000%, 11/01/2021 (A)	10	11
San Joaquin, Delta Community College District, Ser A, GO
5.000%, 08/01/2025	2,000	2,389
San Jose, Norman Y Mineta San Jose International Airport SJC, Ser A, AMT, RB
5.000%, 03/01/2025	1,000	1,148
5.000%, 03/01/2026	1,780	2,068
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, TA
5.000%, 08/01/2027	1,000	1,225
San Marcos, Successor Agency to the Redevelopment Agency, Ser A, TA
5.000%, 10/01/2021	750	829
Santa Clara County, Ser B, GO
5.000%, 08/01/2022	1,785	2,011
Santa Monica-Malibu, Unified School District, GO
Callable 08/01/2023 @ 100
5.000%, 08/01/2024	1,055	1,214
Solano County, COP
5.000%, 11/01/2025	700	839

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Sonoma-Marin Area, Rail Transit District, Ser A, RB
5.000%, 03/01/2020	$750	$793
Sonoma-Marin Area, Rail Transit District, Ser A, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2023	725	807
South Orange County, Public Financing Authority, Senior Lien, Ser A, Special Tax
Callable 08/15/2021 @ 102
5.000%, 08/15/2023	725	807
5.000%, 08/15/2024	1,000	1,108
Southern California, Metropolitan Water District, Ser A, RB
5.000%, 07/01/2025	1,400	1,674
Southern California, Public Power Authority, Canyon Power Project, Ser A, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2025	500	548
Southern California, Public Power Authority, Ser A, RB
5.250%, 11/01/2025	2,930	3,375
Southern California, Public Power Authority, Sub-Ser A, RB
5.000%, 07/01/2023	1,615	1,859
Southern California, Water Replenishment District, RB
5.000%, 08/01/2025	425	508
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
5.000%, 09/01/2026	1,000	1,184
Stockton, Successor Agency to the Redevelopment Agency, Ser A, TA, AGM
Callable 09/01/2026 @ 100
5.000%, 09/01/2027	1,000	1,175
Stockton, Unified School District, GO
5.000%, 08/01/2022	3,000	3,357
Tuolumne, Wind Project Authority, Ser A, RB
5.000%, 01/01/2026	1,000	1,197
Tustin, Unified School District, GO
5.000%, 06/01/2023	800	918
Tustin, Unified School District, Special Tax
5.000%, 09/01/2023	1,000	1,137
Tustin, Unified School District, Special Tax, BAM
5.000%, 09/01/2022	1,000	1,120
University of California, Regents Medical Center Pooled Revenue, Ser L, RB
5.000%, 05/15/2024	2,000	2,346
University of California, Ser AM, RB
Callable 05/15/2024 @ 100
5.000%, 05/15/2025	1,000	1,170

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

California Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Upland, Community Redevelopment Agency, TA
5.000%, 09/01/2025	$1,280	$1,494
Upland, San Antonio Regional Hospital, COP
5.000%, 01/01/2027	1,005	1,144
Westlands, Water District, Ser A, RB, AGM
5.000%, 09/01/2023	1,125	1,287
5.000%, 09/01/2025	1,430	1,683

Total Municipal Bonds (Cost $356,025) ($ Thousands)		357,722

	Shares

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	401,412	401

Total Cash Equivalent (Cost $401) ($ Thousands)		401

Total Investments in Securities— 99.4% (Cost $356,426) ($ Thousands)		$358,123

Percentages are based on Net Assets of $360,426 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2018.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.
(B)	Security is escrowed to maturity.
(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2018, the value of these securities amounted to $907 ($ Thousands), representing 0.3% of the Net Assets of the Fund.
(D)	Step Bonds – The rate reflected on the Schedule of Investments is the effective yield on May 31, 2018. The coupon on a step bond changes on a specified date.

ABAG — Association of Bay Area Governments

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP— Certificate of Participation

GO — General Obligation

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

The following is a list of the level of inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$357,722	$–	$357,722
Cash Equivalent	401	–	–	401

Total Investments in Securities	$401	$357,722	$–	$358,123

Amounts designated as “—“ are $0.

For the period ended May 31, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 5/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 4,074	$ 66,698	$ (70,371)	$ 401	$ 28

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Massachusetts Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
Massachusetts — 98.3%
Belmont, Municipal Purpose Loan, GO
5.000%, 04/15/2024	$1,000	$1,156
Beverly, Municipal Purpose Loan, GO
Callable 01/15/2020 @ 100
5.000%, 01/15/2022	500	525
Boston, Ser A, GO
5.000%, 03/01/2023	1,000	1,138
5.000%, 04/01/2023	1,000	1,139
5.000%, 04/01/2027	1,000	1,212
Boston, Ser A, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	500	576
Boston, Ser B, GO
5.000%, 04/01/2025	1,700	2,004
Boston, Transit Parking Authority, RB
Callable 07/01/2021 @ 100
5.000%, 07/01/2022	500	544
Malden, Municipal Purpose Loan, GO
5.000%, 11/15/2021	1,000	1,101
Marthas Vineyard, Land Bank, RB, BAM
5.000%, 05/01/2023	200	227
Massachusetts Bay, Transportation Authority, Ser A, RB
5.250%, 07/01/2030	500	629
5.000%, 07/01/2022	500	559
5.000%, 07/01/2025	1,000	1,179
Massachusetts Bay, Transportation Authority, Ser B, RB
5.250%, 07/01/2021	1,000	1,099
Massachusetts Bay, Transportation Authority, Ser C, RB
5.500%, 07/01/2024	750	892
Massachusetts Bay, Transportation Authority, Sub-Ser A2, RB
5.000%, 07/01/2026	1,000	1,187
Massachusetts State, Clean Energy Cooperative, Municipal Lighting Plant Cooperative, RB
5.000%, 07/01/2023	500	567
Massachusetts State, Clean Water Trust, RB
5.000%, 02/01/2023	1,000	1,135
Massachusetts State, Clean Water Trust, RB
Callable 02/01/2026 @ 100
5.000%, 02/01/2029	1,000	1,178
Massachusetts State, College Building Authority, Ser B, RB
Pre-Refunded @ 100
5.000%, 05/01/2020 (A)	540	572
Massachusetts State, Department of Transportation, Sub-Ser A, RB
5.000%, 01/01/2029	1,000	1,223

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Baystate Medical Center Project, Ser N, RB
5.000%, 07/01/2023	$200	$225
Massachusetts State, Development Finance Agency, Berklee College Music Project, RB
5.000%, 10/01/2026	675	798
Massachusetts State, Development Finance Agency, Boston College Project, Ser S, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,000	1,137
Massachusetts State, Development Finance Agency, Boston Medical Center, Ser E, RB
5.000%, 07/01/2026	200	230
Massachusetts State, Development Finance Agency, Brandeis University Project, Ser O1, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2022	500	521
Massachusetts State, Development Finance Agency, Broad Institute Project, RB
5.000%, 04/01/2025	500	585
Massachusetts State, Development Finance Agency, CareGroup Project, Ser H1, RB
5.000%, 07/01/2024	500	570
Massachusetts State, Development Finance Agency, CareGroup Project, Ser I, RB
5.000%, 07/01/2026	500	583
Massachusetts State, Development Finance Agency, College Holy Cross Project, Ser A, RB
5.000%, 09/01/2026	200	238
Massachusetts State, Development Finance Agency, Harvard University, Ser A, RB
5.000%, 07/15/2026	2,480	2,977
Massachusetts State, Development Finance Agency, Lahey Clinic Project, Ser F, RB
5.000%, 08/15/2024	750	868
Massachusetts State, Development Finance Agency, Lesley University Project, RB
5.000%, 07/01/2024	1,000	1,138
Massachusetts State, Development Finance Agency, Partner Health Care System, RB
5.000%, 07/01/2025	1,000	1,167
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, RB
5.000%, 07/01/2023	1,045	1,186

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Development Finance Agency, Partners Health Care Systems Project, Ser O2, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2028	$500	$579
Massachusetts State, Development Finance Agency, Provident Commonwealth Education Resources, RB
5.000%, 10/01/2026	600	682
Massachusetts State, Development Finance Agency, South Shore Hospital Project, Ser I, RB
5.000%, 07/01/2025	500	574
Massachusetts State, Development Finance Agency, Sterling and Francine Clark Art Institute, RB
4.000%, 07/01/2024	400	439
Massachusetts State, Development Finance Agency, Suffolk University, RB
5.000%, 07/01/2024	500	568
Massachusetts State, Development Finance Agency, Suffolk University, RB
Callable 07/01/2019 @ 100
6.000%, 07/01/2024	180	188
Massachusetts State, Development Finance Agency, Tufts University Project, Ser Q, RB
5.000%, 08/15/2023	400	457
Massachusetts State, Educational Financing Authority, AMT, RB
5.000%, 01/01/2019	500	508
5.000%, 01/01/2021	500	531
Massachusetts State, Educational Financing Authority, Ser A, AMT, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2026	400	444
Massachusetts State, Educational Financing Authority, Ser J, AMT, RB
5.000%, 07/01/2020	500	526
Massachusetts State, Educational Financing Authority, Ser K, AMT, RB
5.000%, 07/01/2022	500	545
Massachusetts State, Federal Highway Project, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,116
Massachusetts State, Health & Educational Facilities Authority, Massachusetts Institute of Technology Project, Ser M, RB
5.250%, 07/01/2029	500	633
Massachusetts State, Port Authority, Ser A, AMT, RB
5.000%, 07/01/2027	1,000	1,178

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Port Authority, Ser A, AMT, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	$250	$293
Massachusetts State, Port Authority, Ser A, RB
5.000%, 07/01/2025	1,000	1,175
Massachusetts State, Port Authority, Ser B, AMT, RB
5.000%, 07/01/2022	690	765
Massachusetts State, Port Authority, Ser B, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021	500	533
Massachusetts State, Port Authority, Ser C, RB
5.000%, 07/01/2024	520	602
Massachusetts State, School Building Authority, Ser A, RB
5.000%, 08/15/2021	1,000	1,095
5.000%, 05/15/2023	1,000	1,139
Massachusetts State, School Building Authority, Ser A, RB
Callable 08/15/2022 @ 100
5.000%, 08/15/2023	1,000	1,118
Massachusetts State, Ser A, GO
5.000%, 07/01/2026	2,625	3,119
Massachusetts State, Ser B, GO
5.250%, 08/01/2023	250	288
5.000%, 08/01/2023	500	570
5.000%, 07/01/2024	1,000	1,158
5.000%, 07/01/2026	1,000	1,188
5.000%, 07/01/2027	1,000	1,204
5.000%, 01/01/2028	1,500	1,818
Massachusetts State, Ser B, GO, NATL
5.250%, 08/01/2022	1,000	1,129
Massachusetts State, Ser C, GO
5.000%, 08/01/2024	1,025	1,188
5.000%, 10/01/2024	1,000	1,162
5.000%, 10/01/2025	1,000	1,180
Massachusetts State, Ser D, GO
5.000%, 04/01/2026	1,000	1,184
Massachusetts State, Ser E, GO
5.000%, 11/01/2027	2,000	2,417
Massachusetts State, Transportation Fund Revenue, Rail Enhancement Program, Ser A, RB
5.000%, 06/01/2023	500	572
Massachusetts State, Transportation Fund Revenue, RB
Callable 06/01/2024 @ 100
5.000%, 06/01/2030	1,000	1,142

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Massachusetts Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Massachusetts State, Transportation Fund Revenue, Ser A, RB
5.000%, 06/01/2026	$1,000	$1,194
Massachusetts State, Water Resources Authority, Ser B, RB, AGM
5.250%, 08/01/2023	500	579
Massachusetts State, Water Resources Authority, Ser F, RB
5.000%, 08/01/2024	1,000	1,163
Scituate, Municipal Purpose Loan, GO
5.000%, 09/15/2022	1,000	1,124
Springfield, Water & Sewer Commission, Ser C, RB
5.000%, 04/15/2024	400	463
University of Massachusetts, Building Authority, RB
5.000%, 11/01/2026	1,000	1,189
Winchester, Municipal Purpose Loan, GO
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	500	588
Woods Hole, Martha’s Vineyard & Nantucket Steamship Authority, Ser A, RB
5.000%, 03/01/2021	1,000	1,082
Worcester, Municipal Purpose Loan, GO
5.000%, 06/15/2024	500	577
Worcester, Municipal Purpose Loan, GO
Callable 11/01/2022 @ 100
5.000%, 11/01/2023	1,000	1,124

Total Municipal Bonds (Cost $76,341) ($ Thousands)		76,155

Description	Shares	Market Value ($ Thousands)

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	423,771	$424

Total Cash Equivalent (Cost $424) ($ Thousands)		424

Total Investments in Securities— 98.9% (Cost $76,765) ($ Thousands)		$76,579

Percentages are based on Net Assets of $77,468 ($ Thousands).
**	Rate shown is the 7-day effective yield as of May 31, 2018.
†	Investment in Affiliated Security.
(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$76,155	$–	$76,155
Cash Equivalent	424	–	–	424

Total Investments in Securities	$424	$76,155	$–	$76,579

Amounts designated as “—“ are $0.

For the period ended May 31, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/17	Purchases at Cost	Proceeds from Sales	Value 5/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,078	$17,130	$(17,184)	$424	$9

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New Jersey Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.6%
Delaware — 0.9%
Delaware State, River & Bay Authority, Ser B, RB
5.000%, 01/01/2024	$1,000	$1,133

New Jersey — 90.4%
Bayonne City, Qualified General Improvement Project, GO, BAM
5.000%, 07/01/2024	825	935
Bergen County, Improvement Authority, Ser B, RB
5.000%, 02/15/2023	1,085	1,228
Bergen County, Improvement Authority, Ser C, RB
5.000%, 08/15/2025	2,160	2,538
4.000%, 08/15/2022	1,265	1,364
Brick Township, General Improvement Project, GO
4.000%, 08/15/2019	1,230	1,264
Burlington County, Bridge Commission, RB
5.000%, 10/01/2020	1,200	1,283
Camden County, Improvement Authority, Cooper Health System Project, RB
5.000%, 02/15/2024	1,000	1,124
Camden County, Improvement Authority, County Capital Program, RB
5.000%, 01/15/2025	420	487
5.000%, 01/15/2026	1,820	2,130
Carlstadt, School District, GO
5.000%, 05/01/2023	500	565
Carlstadt, School District, GO
Callable 05/01/2024 @ 100
5.000%, 05/01/2025	500	569
Essex County, GO
5.000%, 08/01/2025	2,500	2,938
Essex County, Improvement Authority, County Guaranteed Project, RB, NATL
5.500%, 10/01/2025	1,000	1,203
Garden State, Preservation Trust, Ser A, RB
5.000%, 11/01/2018	1,985	2,011
Gloucester County, Improvement Authority, Rowan University Project, Ser A, RB, AGM
5.000%, 11/01/2025	500	579
Gloucester County, Improvement Authority, Rowan University Project, Ser B, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,135
Gloucester County, Improvement Authority, Ser A, RB
5.000%, 07/15/2023	1,000	1,135
4.000%, 09/01/2018	460	462

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hudson County, Improvement Authority, Vocational - Technical School Project, RB
5.000%, 05/01/2026	$500	$585
Jersey City, Ser A, GO
5.000%, 11/01/2025	125	145
Matawan-Aberdeen, Regional School District, GO
Callable 09/15/2021 @ 100
5.000%, 09/15/2023	500	545
Middlesex County, Improvement Authority, New Brunswick Cultural Center Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	1,755	2,112
Monmouth County, Improvement Authority, Capital Equipment Pooled Loans, RB
5.000%, 10/01/2020	1,000	1,072
Monmouth County, Improvement Authority, Governmental Pooled Loans, RB
5.000%, 12/01/2025	450	535
Monmouth County, Improvement Authority, Governmental Pooled Loans, Ser A, RB
5.000%, 08/01/2022	1,065	1,192
Monmouth County, Various Purpose Bonds, GO
5.000%, 07/15/2025	3,280	3,879
Montgomery Township, Board of Education, GO
5.000%, 08/01/2018	800	804
5.000%, 04/01/2025	1,300	1,509
Morris County, Ser B, GO
4.000%, 11/15/2019	1,240	1,281
4.000%, 11/15/2020	485	509
New Jersey State, Economic Development Authority, Cigarette Tax, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2023	1,000	1,081
5.000%, 06/15/2024	685	737
New Jersey State, Economic Development Authority, Cigarette Tax, Ser II, RB
Callable 03/01/2022 @ 100
5.000%, 03/01/2025	2,500	2,658
New Jersey State, Economic Development Authority, Provident Group Montclair Project, RB, AGM
5.000%, 06/01/2027	1,000	1,161
New Jersey State, Economic Development Authority, School Facilities Construction Project, Ser GG, RB
Callable 03/01/2021 @ 100
5.250%, 09/01/2026	2,000	2,106

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Economic Development Authority, Sub-Ser A, RB, BAM
5.000%, 07/01/2027	$1,140	$1,304
New Jersey State, Educational Facilities Authority, Higher Education Equipment Leasing, RB
5.000%, 06/01/2020	1,500	1,569
New Jersey State, Educational Facilities Authority, Princeton University Project, Ser K, RB
5.250%, 07/01/2018	200	201
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser A, RB, AGM
5.000%, 07/01/2025	1,000	1,155
New Jersey State, Educational Facilities Authority, Ramapo College Project, Ser B, RB, AGM
5.000%, 07/01/2025	1,000	1,155
New Jersey State, Educational Facilities Authority, Stockton University Project, Ser A, RB
5.000%, 07/01/2026	1,000	1,126
New Jersey State, Educational Facilities Authority, William Patterson University Project, Ser C, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2027	1,905	2,168
New Jersey State, Environmental Infrastructure Trust, RB
5.250%, 09/01/2021 (A)	65	72
5.250%, 09/01/2021	935	1,033
5.000%, 09/01/2023	1,000	1,148
New Jersey State, Environmental Infrastructure Trust, Ser A, RB
5.250%, 09/01/2021	1,000	1,105
5.000%, 09/01/2020	1,220	1,306
New Jersey State, GO
5.250%, 08/01/2021	2,000	2,182
New Jersey State, Health Care Facilities Financing Authority, AHS Hospital Project, RB
5.000%, 07/01/2026	735	863
New Jersey State, Health Care Facilities Financing Authority, Barnabas Health Project, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	1,000	1,102
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
5.000%, 07/01/2026	2,000	2,348

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Obligated Group Issue, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2031	$1,080	$1,242
New Jersey State, Health Care Facilities Financing Authority, Inspira Health Project, RB
5.000%, 07/01/2023	1,000	1,128
New Jersey State, Health Care Facilities Financing Authority, Kennedy Health Systems Project, RB
5.000%, 07/01/2020 (A)	2,040	2,169
New Jersey State, Health Care Facilities Financing Authority, Princeton Healthcare System Project, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2027	1,000	1,156
New Jersey State, Health Care Facilities Financing Authority, RWJ Barnabas Health Obligated Group Issue, RB
5.000%, 07/01/2022	500	555
5.000%, 07/01/2025	1,000	1,158
New Jersey State, Health Care Facilities Financing Authority, Virtua Health Project, RB
Callable 01/01/2024 @ 100
5.000%, 07/01/2026	1,000	1,128
New Jersey State, Higher Education Student Assistance Authority, Higher Education Equipment Leasing, Ser 1A, AMT, RB
5.000%, 12/01/2020	1,000	1,064
New Jersey State, Higher Education Student Assistance Authority, Ser 1A, AMT, RB
5.000%, 12/01/2022	1,500	1,650
New Jersey State, Higher Education Student Assistance Authority, Ser 1A-1, AMT, RB
5.000%, 12/01/2021	1,000	1,083
New Jersey State, Higher Education Student Assistance Authority, Ser A, AMT, RB
Callable 06/01/2028 @ 100
3.350%, 12/01/2029	2,000	2,003
New Jersey State, Institute of Technology, Ser A, RB
Pre-Refunded @ 100
5.000%, 07/01/2022 (B)	155	174
5.000%, 07/01/2022 (B)	120	134
5.000%, 07/01/2022 (B)	155	173

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Institute of Technology, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2025	$345	$381
5.000%, 07/01/2026	280	309
5.000%, 07/01/2027	345	379
New Jersey State, Ser Q, GO
5.000%, 08/15/2020	1,295	1,375
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project, Ser A, RB
5.500%, 12/15/2021	2,500	2,727
New Jersey State, Transportation Trust Fund Authority, Transportation Systems Project,Ser A, RB, NATL
5.250%, 12/15/2021 (A)	15	17
5.250%, 12/15/2021	1,600	1,741
New Jersey State, Turnpike Authority, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2028	1,430	1,679
New Jersey State, Turnpike Authority, Ser B, RB
5.000%, 01/01/2028	1,000	1,192
New Jersey State, Turnpike Authority, Ser C, RB
5.000%, 01/01/2025	1,000	1,159
New Jersey State, Turnpike Authority, Ser E, RB
5.000%, 01/01/2027	1,420	1,682
New Jersey State, Turnpike Authority, Ser H, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	350	357
New Jersey State, Turnpike Authority, Ser H, RB
Callable 01/01/2019 @ 100
5.000%, 01/01/2020	650	662
North Hudson, Sewerage Authority, Ser A, RB
Pre-Refunded @ 100
5.000%, 06/01/2022 (B)	395	439
North Hudson, Sewerage Authority, Ser A, RB
Callable 06/01/2022 @ 100
5.000%, 06/01/2023	535	590
5.000%, 06/01/2024	605	662
Ocean County, GO
4.000%, 08/01/2019	710	729
Ocean County, Ser A, GO
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	700	823

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Passaic County, Improvement Authority, City of Paterson Project, RB
5.000%, 06/15/2023	$400	$452
5.000%, 06/15/2024	315	362
5.000%, 06/15/2025	250	291
Passaic County, Improvement Authority, City of Paterson Project, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2027	545	632
Rutgers State University, Ser F, RB
Pre-Refunded @ 100
5.000%, 05/01/2019 (B)	1,040	1,071
5.000%, 05/01/2019 (B)	1,000	1,030
Rutgers State University, Ser M, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2027	1,000	1,172
Rutgers State University, Ser N, RB
5.000%, 05/01/2028	500	600
Salem County, Pollution Control Financing Authority, Chambers Project, Ser A, AMT, RB
5.000%, 12/01/2023	1,000	1,074
South Jersey, Transportation Authority, Ser A, RB
5.000%, 11/01/2020	435	463
Sparta Township, Board of Education, GO
5.000%, 02/15/2023	600	675
Sparta Township, Board of Education, GO
Callable 02/15/2025 @ 100
5.000%, 02/15/2026	575	661
Tobacco Settlement Financing, Ser A, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2032	2,330	2,661
Tobacco Settlement Financing, Sub-Ser B, RB
3.200%, 06/01/2027	2,000	2,017
Verona Township, Board of Education, GO
5.000%, 03/01/2025	500	577

		110,156

New York — 6.0%
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2025	2,000	2,254
New York & New Jersey, Port Authority, Ser 179, RB
5.000%, 12/01/2023	1,000	1,154
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,000	1,109
5.000%, 09/01/2023	1,000	1,127

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New Jersey Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, Ser 188, AMT, RB
5.000%, 05/01/2023	$1,500	$1,682

		7,326

Pennsylvania — 1.3%
Delaware River, Joint Toll Bridge Commission, Ser A, RB, NATL
5.500%, 07/01/2018	1,500	1,504

Total Municipal Bonds (Cost $119,633) ($ Thousands)		120,119

Total Investments in Securities— 98.6% (Cost $119,633) ($ Thousands)		$120,119

Percentages are based on Net Assets of $121,819 ($ Thousands).
(A)	Security is escrowed to maturity.
(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

AGM — Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

GO — General Obligation

NATL — National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

As of May 31, 2018, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

Amounts designated as “—“ are $0.

For the period ended May 31, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 5/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 2,551	$ 21,482	$ (24,033)	$ -	$ 16

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New York Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.3%
Guam — 0.2%
Territory of Guam, Section 30, Ser A, RB
Pre-Refunded @ 100
5.375%, 12/01/2019 (A)	$500	$526

New York — 98.1%
Albany, Municipal Water Finance Authority, Ser A, RB
5.000%, 12/01/2021	585	645
Brookhaven, GO
5.000%, 05/01/2022	1,500	1,672
Buffalo & Fort Erie, Public Bridge Authority, RB
5.000%, 01/01/2023	650	731
Buffalo, Municipal Water Finance Authority, Ser A, RB
5.000%, 07/01/2021	500	545
Buffalo, Ser A, GO
5.000%, 04/01/2025	425	498
Build NYC Resource, Ethical Culture Fieldston School Project, RB
5.000%, 06/01/2022	1,000	1,110
Build NYC Resource, Manhattan College Project, RB
5.000%, 08/01/2026	350	407
5.000%, 08/01/2027	275	322
Build NYC Resource, Methodist Hospital Project, RB
5.000%, 07/01/2021	250	271
Build NYC Resource, The Chapin School Project, RB
5.000%, 11/01/2026	500	600
Build NYC Resource, United Jewish Appeal Federation, RB
5.000%, 07/01/2022	1,100	1,229
Build NYC Resource, YMCA of Greater New York Project, RB
5.000%, 08/01/2022	200	222
Erie County, Industrial Development Agency, Buffalo School District Project, RB
5.000%, 05/01/2022	1,000	1,114
5.000%, 05/01/2025	500	589
Erie County, Ser B, GO
5.000%, 06/01/2023	400	454
5.000%, 06/01/2024	1,200	1,383
Haverstraw-Stony Point, Central School District, GO
5.000%, 10/15/2022	325	364
Hempstead, Local Development Authority, Molloy College Project, RB
Pre-Refunded @ 100
5.250%, 07/01/2019 (A)	1,500	1,557

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Long Island, Power Authority, RB
5.000%, 09/01/2027	$1,000	$1,188
Long Island, Power Authority, Ser B, RB
5.000%, 09/01/2022	750	835
5.000%, 09/01/2023	500	568
Long Island, Power Authority, Ser C, RB
Callable 07/02/2018 @ 100
2.215%, 05/01/2033 (B)	500	500
Metropolitan New York, Transportation Authority, Ser A, RB
5.000%, 11/15/2021	1,600	1,761
Metropolitan New York, Transportation Authority, Ser A, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,126
Metropolitan New York, Transportation Authority, Ser B, RB
5.000%, 11/15/2020	1,000	1,073
5.000%, 11/15/2021	1,000	1,097
Metropolitan New York, Transportation Authority, Ser B1, RB
Callable 11/15/2023 @ 100
5.000%, 11/15/2024	1,300	1,488
Metropolitan New York, Transportation Authority, Ser C1, RB
5.000%, 11/15/2025	2,000	2,344
Metropolitan New York, Transportation Authority, Ser F, RB
5.000%, 11/15/2022	1,000	1,121
Metropolitan New York, Transportation Authority, Ser F, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2023	1,000	1,119
Metropolitan New York, Transportation Authority, Sub-Ser A1, RB
5.000%, 11/15/2021	1,000	1,097
5.000%, 11/15/2024	2,280	2,643
Metropolitan New York, Transportation Authority, Sub-Ser C1, RB
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	1,000	1,161
Monroe County, Industrial Development Authority, Rochester Schools Modernization Project, RB
5.000%, 05/01/2019	1,365	1,407
5.000%, 05/01/2023	325	370
Monroe County, Industrial Development Authority, Ser B, RB
5.000%, 07/01/2021	1,035	1,131

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Monroe County, Industrial Development Authority, University of Rochester Project, Ser A, RB
5.000%, 07/01/2026	$1,050	$1,249
Monroe County, Industrial Development Authority, University of Rochester Project, Ser B, RB
5.000%, 07/01/2022	1,000	1,119
Nassau County, Interim Finance Authority, RB
5.000%, 11/15/2024	700	822
Nassau County, Local Economic Assistance, Catholic Health Services of Long Island Project, RB
5.000%, 07/01/2022	895	984
Nassau County, Ser A, GO
5.000%, 01/01/2026	1,000	1,160
Nassau County, Ser C, GO
5.000%, 10/01/2027	1,000	1,185
Nassau County, Sewer & Storm Water Finance Authority, Ser A, RB
5.000%, 10/01/2022	1,000	1,126
New York & New Jersey, Port Authority, Ser 178, AMT, RB
5.000%, 12/01/2022	1,000	1,114
New York & New Jersey, Port Authority, Ser 178, AMT, RB
Callable 12/01/2023 @ 100
5.000%, 12/01/2024	2,000	2,263
New York & New Jersey, Port Authority, Ser 180, AMT, RB
5.000%, 09/01/2022	1,500	1,663
New York & New Jersey, Port Authority, Ser 186, AMT, RB
5.000%, 10/15/2021	2,000	2,181
New York & New Jersey, Port Authority, Ser 197, AMT, RB
5.000%, 11/15/2021	1,500	1,638
New York & New Jersey, Port Authority, Ser 205, RB
Callable 11/15/2027 @ 100
5.000%, 11/15/2028	1,685	2,026
New York City, Educational Construction Fund, Ser A, RB
Callable 04/01/2021 @ 100
6.500%, 04/01/2022	1,000	1,118
New York City, Housing Development Authority, Ser B1, RB
5.000%, 07/01/2020	1,000	1,063
New York City, Housing Development Authority, Ser B2, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2026	2,500	2,790

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Ser 1, GO
Callable 08/01/2027 @ 100
5.000%, 08/01/2028	$1,000	$1,193
New York City, Ser A, GO
5.000%, 08/01/2021	1,905	2,083
5.000%, 08/01/2025	4,915	5,779
New York City, Ser A1, GO
5.000%, 10/01/2021	500	549
New York City, Ser B, GO
5.000%, 08/01/2021	1,000	1,093
New York City, Ser C, GO
5.000%, 08/01/2025	4,150	4,879
New York City, Ser D, GO
Callable 02/01/2023 @ 100
5.000%, 08/01/2023	2,000	2,257
New York City, Ser E, GO
5.000%, 08/01/2024	2,000	2,318
New York City, Ser F, GO
5.000%, 08/01/2021	1,000	1,093
New York City, Ser G, GO
5.000%, 08/01/2023	2,000	2,282
New York City, Ser J, GO
5.000%, 08/01/2022	500	559
New York City, Ser J7, GO
5.000%, 08/01/2020	1,425	1,521
New York City, Sub-Ser A-2, GO
5.000%, 08/01/2026	2,000	2,370
New York City, Sub-Ser B1, GO
Callable 09/01/2018 @ 100
5.250%, 09/01/2025	260	262
New York City, Sub-Ser I1, GO
Pre-Refunded @ 100
5.000%, 04/01/2019 (A)	960	987
New York City, Sub-Ser I-1, GO
Callable 04/01/2019 @ 100
5.000%, 04/01/2020	40	41
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2025 @ 100
5.000%, 07/15/2026	500	577
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 01/15/2026 @ 100
5.000%, 07/15/2026	1,075	1,262
New York City, Transitional Finance Authority, Building Aid Revenue, Ser S1, RB
Callable 07/15/2027 @ 100
5.000%, 07/15/2028	1,080	1,286
New York City, Transitional Finance Authority, Future Tax Secured Revenue, Ser D1, RB
Callable 11/01/2021 @ 100
5.000%, 11/01/2022	1,000	1,102

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York City, Trust for Cultural Resources, Museum of Modern Art Project, Ser S, RB
4.000%, 02/01/2023	$1,000	$1,089
New York City, Water & Sewer System, RB
Callable 12/15/2021 @ 100
5.000%, 06/15/2023	2,350	2,592
New York State, Convention Center Development Authority, RB
5.000%, 11/15/2022	1,000	1,124
New York State, Dormitory Authority, Education Project, Ser B, RB, AMBAC
5.500%, 03/15/2024	1,000	1,181
New York State, Dormitory Authority, Fordham University Project, RB
5.000%, 07/01/2023	500	568
New York State, Dormitory Authority, Hospital Special Surgery Project, RB, FHA
Pre-Refunded @ 100
5.500%, 08/15/2019 (A)	1,150	1,201
New York State, Dormitory Authority, Icahn School of Medicine at Mount Sanai Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2026	1,000	1,140
New York State, Dormitory Authority, Memorial Sloan-Kettering Project, Ser 1, RB
5.000%, 07/01/2021	1,000	1,093
New York State, Dormitory Authority, Mount Sinai School of Medicine Project, RB
Pre-Refunded @ 100
5.500%, 07/01/2019 (A)	1,000	1,039
New York State, Dormitory Authority, New York University Project, Ser A, RB
5.000%, 07/01/2023	1,000	1,146
New York State, Dormitory Authority, New York University Project, Ser A, RB, NATL
6.000%, 07/01/2019	100	105
New York State, Dormitory Authority, North Shore Long Island Jewish Center Project, RB
5.000%, 05/01/2022	1,000	1,109
New York State, Dormitory Authority, NYU Hospital Center Project, RB
5.000%, 07/01/2021	355	387
5.000%, 07/01/2024	1,000	1,153
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
5.000%, 07/01/2020	1,000	1,064
New York State, Dormitory Authority, Pratt Institute Project, Ser A, RB
5.000%, 07/01/2021	250	271

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Dormitory Authority, RB
5.000%, 07/01/2023	$1,000	$1,136
5.000%, 07/01/2024	1,000	1,163
5.000%, 07/01/2025	1,000	1,172
5.000%, 07/01/2027	2,000	2,378
New York State, Dormitory Authority, RB, AGM
5.000%, 10/01/2026	1,000	1,197
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB, AGM
5.000%, 10/01/2024	785	911
New York State, Dormitory Authority, School Districts Financing Program, Ser A, RB
5.000%, 10/01/2020	1,000	1,070
New York State, Dormitory Authority, Ser A, RB
5.000%, 03/15/2020	1,000	1,056
5.000%, 07/01/2022	500	554
5.000%, 12/15/2022	1,475	1,664
5.000%, 03/15/2023	750	852
5.000%, 07/01/2023	2,250	2,570
5.000%, 03/15/2025	2,000	2,344
5.000%, 07/01/2025	1,500	1,762
5.000%, 07/01/2026	3,320	3,934
New York State, Dormitory Authority, Ser A, RB
Pre-Refunded @ 100
5.250%, 02/15/2019 (A)	5	5
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2019 @ 100
5.250%, 02/15/2022	45	46
New York State, Dormitory Authority, Ser A, RB
Callable 02/15/2024 @ 100
5.000%, 02/15/2025	2,250	2,584
New York State, Dormitory Authority, St. Johns University Project, Ser A, RB
5.000%, 07/01/2023	455	514
New York State, Dormitory Authority, State University Educational Facilities Project, Ser A, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2024	1,680	1,918
New York State, Dormitory Authority, State University Project, RB
Callable 05/15/2022 @ 100
5.000%, 05/15/2023	1,960	2,183
New York State, Dormitory Authority, Wyckoff Heights Medical Center Project, RB
5.000%, 02/15/2020	2,015	2,124

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Environmental Facilities Authority, New York City Municipal Water Finance Authority Projects, Ser 2017A, RB
5.000%, 06/15/2026	$1,000	$1,199
New York State, Environmental Facilities Authority, Revolving Funds, RB
5.000%, 05/15/2024	1,445	1,682
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2021 @ 100
5.000%, 06/15/2024	2,500	2,725
New York State, Environmental Facilities Authority, Revolving Funds, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2024	2,000	2,289
New York State, Environmental Facilities Authority, Revolving Funds, Ser A, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	1,000	1,114
New York State, Environmental Facilities Authority, Revolving Funds, Ser B, RB
5.000%, 08/15/2021	1,150	1,262
New York State, Environmental Facilities Authority, Revolving Funds, Ser C, RB
Callable 08/15/2027 @ 100
5.000%, 02/15/2028	850	1,033
New York State, Environmental Facilities Authority, Subordinated Revolving Funds, Ser 2014A, RB
5.000%, 06/15/2024	1,500	1,749
New York State, Mortgage Agency, Ser 189, AMT, RB
Callable 10/01/2023 @ 100
3.250%, 10/01/2025	2,500	2,535
New York State, Power Authority, Ser A, RB
5.000%, 11/15/2022	500	563
New York State, Thruway Authority Highway & Bridge Trust Fund, Ser B, RB
Callable 10/01/2018 @ 100
5.000%, 04/01/2020	545	551
New York State, Thruway Authority, Ser L, RB
5.000%, 01/01/2027	1,000	1,188
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2030	1,275	1,408
New York State, Transportation Development, Terminal One Group Association Project, AMT, RB
5.000%, 01/01/2022	1,000	1,087

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Urban Development, Ser A, RB
5.000%, 03/15/2025	$1,200	$1,404
Niagara Frontier, Transportation Authority, Buffalo Niagara International Airport Project, AMT, RB
5.000%, 04/01/2021	600	646
Onondaga County, Trust for Cultural Resources, Abby Lane Housing Project, RB
5.000%, 05/01/2026	500	584
5.000%, 05/01/2027	500	588
Sales Tax Asset Receivable, Ser A, RB
5.000%, 10/15/2020	1,000	1,075
5.000%, 10/15/2024	475	556
Sales Tax Asset Receivable, Ser A, RB
Callable 10/15/2024 @ 100
5.000%, 10/15/2026	2,500	2,907
Suffolk County, Ser A, GO, AGM
5.000%, 02/01/2026	1,200	1,396
Suffolk County, Ser D, GO, BAM
5.000%, 10/15/2024	2,000	2,294
Triborough, Bridge & Tunnel Authority, RB
5.000%, 11/15/2028	2,000	2,461
Triborough, Bridge & Tunnel Authority, Ser A, RB
5.000%, 11/15/2021	465	513
5.000%, 11/15/2023	1,500	1,727
5.000%, 11/15/2024	2,000	2,339
Triborough, Bridge & Tunnel Authority, Ser A, RB
Callable 05/15/2026 @ 100
5.000%, 11/15/2028	1,125	1,338
Triborough, Bridge & Tunnel Authority, Ser B, RB
5.000%, 11/15/2023	2,000	2,304
Triborough, Bridge & Tunnel Authority, Ser B, RB
Callable 05/15/2027 @ 100
5.000%, 11/15/2027	1,000	1,213
TSASC, Tobacco Settlement Bonds, Ser A, RB
5.000%, 06/01/2024	2,000	2,256
5.000%, 06/01/2025	750	858
TSASC, Tobacco Settlement Bonds, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2030	2,000	2,251
Utility Debt Securitization Authority, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2024	750	838
Utility Debt Securitization Authority, RB
Callable 06/15/2023 @ 100
5.000%, 06/15/2025	2,000	2,270

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

New York Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utility Debt Securitization Authority, Ser B, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2022	$ 750	$808
Westchester County, Ser A, GO
5.000%, 01/01/2023	1,000	1,134
Westchester County, Ser B, GO
Callable 11/15/2025 @ 100
5.000%, 11/15/2026	500	593
Westchester, Tobacco Asset Securitization, Ser B, RB
5.000%, 06/01/2024	1,800	2,060

		198,933

Total Municipal Bonds (Cost $198,925) ($ Thousands)		199,459

	Shares

CASH EQUIVALENT — 0.6%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	1,176,380	1,176

Total Cash Equivalent (Cost $1,176) ($ Thousands)		1,176

Total Investments in Securities— 98.9% (Cost $200,101) ($ Thousands)		$200,635

Percentages are based on Net Assets of $202,870 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2018.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

AGM— Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

FHA— Federal Housing Administration

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2018 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$199,459	$–	$199,459
Cash Equivalent	1,176	–	–	1,176

Total Investments in Securities	$1,176	$199,459	$–	$200,635

Amounts designated as “—“ are $0.

For the period ended May 31, 2018 there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/17	Purchases at Cost	Proceeds from Sales	Value 5/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$ 264	$ 36,704	$ (35,792)	$ 1,176	$ 13

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Pennsylvania Municipal Bond Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 98.5%

Pennsylvania — 98.0%
Allegheny County, Higher Education Building Authority, Duquesne University, RB
5.000%, 03/01/2026	$ 550	$637
Allegheny County, Hospital Development Authority, UPMC Health Center Project, Ser B, RB, NATL
6.000%, 07/01/2023	1,000	1,175
Allegheny County, Sanitary Authority, RB, AGM
Callable 12/01/2020 @ 100
5.000%, 06/01/2024	1,000	1,072
Allegheny County, Ser C73, GO
5.000%, 12/01/2020	1,250	1,340
Allegheny County, Ser C75, GO
5.000%, 11/01/2024	1,000	1,149
Beaver County, Hospital Authority, Heritage Valley Health Systems Project, RB
5.000%, 05/15/2021	1,000	1,084
Berks County, Industrial Development Authority, Health Care Facilities, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2033	500	548
Bethel Park, School District, GO
Callable 08/01/2026 @ 100
5.000%, 08/01/2027	1,000	1,171
Bethlehem, Water Revenue Authority, RB, BAM
5.000%, 11/15/2021	1,250	1,364
Bucks County, GO
5.000%, 06/01/2026	1,250	1,489
Bucks County, Water & Sewer Authority, Ser A, RB, AGM
Callable 12/01/2024 @ 100
5.000%, 12/01/2026	315	363
Butler County, GO
5.000%, 07/15/2021	1,000	1,088
Canonsburg-Houston, Joint Authority, Sewer Revenue Authority, Ser A, RB
5.000%, 12/01/2024	1,320	1,494
Capital Region Water, Ser A, RB, BAM
5.000%, 07/15/2023	1,000	1,129
Chester County, Ser A, GO
5.000%, 07/15/2026	2,320	2,760
Chester, Water Authority, RB
5.000%, 12/01/2021	500	551
Clairton, Municipal Authority, Ser B, RB
5.000%, 12/01/2020	1,035	1,113
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2028	1,000	1,156

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Commonwealth of Pennsylvania, GO
5.000%, 09/15/2024	$ 2,000	$2,271
5.000%, 08/15/2025	1,500	1,718
5.000%, 01/01/2026	5,000	5,728
Commonwealth of Pennsylvania, Ser A, COP
5.000%, 07/01/2027	500	573
Commonwealth of Pennsylvania, Ser A, COP
Callable 01/30/2028 @ 100
5.000%, 07/01/2028	400	460
Dallastown Area, School District, GO
Callable 04/15/2025 @ 100
5.000%, 04/15/2026	1,000	1,158
Daniel Boone Area, School District, GO
Callable 04/01/2025 @ 100
5.000%, 04/01/2026	1,000	1,150
Dauphin County, General Authority, Pinnacle Health System Project, Ser 9, RB
5.000%, 06/01/2024	600	682
Delaware County, Cabrini University Project, RB
5.000%, 07/01/2027	500	557
Delaware County, Cabrini University Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2028	500	555
Delaware County, Regional Water Quality Control Authority, RB
5.000%, 11/01/2025	625	730
5.000%, 11/01/2026	425	500
Delaware County, Villanova University Project, RB
5.000%, 08/01/2024	1,000	1,149
Delaware River, Joint Toll Bridge Commission, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2029	1,015	1,200
Delaware River, Joint Toll Bridge Commission, Ser A, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2023	1,500	1,659
5.000%, 07/01/2025	1,000	1,104
East Hempfield Township, Industrial Development Authority, Willow Valley Communities Project, RB
5.000%, 12/01/2025	645	739
Gettysburg Area, School District, GO
5.000%, 01/15/2025	1,000	1,150
Hempfield Area, School District, GO, BAM
5.000%, 03/15/2025	1,600	1,838

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Hempfield Area, School District, Ser B, GO, BAM
5.000%, 03/15/2022	$ 1,000	$1,099
5.000%, 03/15/2023	1,000	1,119
Lackawanna County, GO, BAM
5.000%, 09/01/2024	1,000	1,144
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
5.000%, 11/01/2023	800	904
Lancaster County, Hospital Authority, Masonic Villages of Grand Lodge Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2028	1,360	1,575
Lancaster County, Hospital Authority, University of Pennsylvania Health System Project, Ser B, RB
5.000%, 08/15/2026	500	588
Lehigh County, Ser A, RB
5.000%, 07/01/2024	1,300	1,475
Methacton, School District, GO
5.000%, 03/01/2024	1,000	1,146
Mifflin County, School District, Ser A, GO, BAM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,885	2,168
5.000%, 09/01/2026	690	789
5.000%, 09/01/2027	660	752
Monroe County, Hospital Authority, Pocono Medical Center, RB
5.000%, 07/01/2023	1,025	1,141
Monroeville, Finance Authority, RB
Callable 08/15/2022 @ 100
5.000%, 02/15/2023	1,000	1,118
Montgomery County, Higher Education & Health Authority, Thomas Jefferson University Project, RB
5.000%, 09/01/2028	1,500	1,767
Montgomery County, Industrial Development Authority, Retirement Communities Revenue, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2036	750	836
Montgomery County, Ser C, GO
Callable 12/15/2019 @ 100
5.000%, 12/15/2023	160	168
Montgomery County, Ser C, GO
Pre-Refunded @ 100
5.000%, 12/15/2019 (A)	35	37

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Moon Area, School District, Ser A, GO
Callable 11/15/2024 @ 100
5.000%, 11/15/2025	$ 1,000	$1,117
Pennridge, School District, Ser B, GO
5.000%, 02/15/2022	1,000	1,104
Pennridge, School District, Ser B, GO
Callable 02/15/2022 @ 100
5.000%, 02/15/2023	750	825
Pennsylvania State University, Ser A, RB
5.000%, 09/01/2026	500	598
Pennsylvania State University, Ser B, RB
5.000%, 09/01/2025	1,000	1,183
Pennsylvania State, Economic Development Financing Authority, UPMC, RB
5.000%, 03/15/2026	1,000	1,166
Pennsylvania State, Economic Development Financing Authority, UPMC, Ser A, RB
Callable 08/01/2024 @ 100
5.000%, 02/01/2025	1,000	1,150
Pennsylvania State, Higher Education Assistance Agency, Capital Acquisition Project, RB
Callable 12/15/2020 @ 100
5.000%, 12/15/2021	1,000	1,074
Pennsylvania State, Higher Educational Facilities Authority, Bryn Mawr College Project, RB
5.000%, 12/01/2021	555	611
Pennsylvania State, Higher Educational Facilities Authority, Drexel University, RB
5.000%, 05/01/2027	1,150	1,344
Pennsylvania State, Higher Educational Facilities Authority, RB
5.000%, 06/15/2026	1,000	1,161
Pennsylvania State, Higher Educational Facilities Authority, RB
Callable 06/15/2027 @ 100
5.000%, 06/15/2028	1,500	1,754
Pennsylvania State, Higher Educational Facilities Authority, Ser AJ, RB
Callable 06/15/2019 @ 100
5.000%, 06/15/2020	1,500	1,549
Pennsylvania State, Higher Educational Facilities Authority, Ser AT-1, RB
5.000%, 06/15/2026	1,500	1,742
Pennsylvania State, Higher Educational Facilities Authority, Temple University Project, Ser 1, RB
Callable 04/01/2022 @ 100
5.000%, 04/01/2023	500	550

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Higher Educational Facilities Authority, Thomas Jefferson University Project, RB
Pre-Refunded @ 100
5.000%, 03/01/2020 (A)	$ 1,465	$1,541
Pennsylvania State, Higher Educational Facilities Authority, Trustees of the University of Pennsylvania, RB
5.000%, 08/15/2026	800	956
Pennsylvania State, Higher Educational Facilities Authority, University of Pennsylvania Health System Project, RB
5.000%, 08/15/2021	1,260	1,376
5.000%, 08/15/2022	1,165	1,300
Pennsylvania State, Higher Educational Facilities Authority, University of the Sciences Project, RB
5.000%, 11/01/2020	500	533
5.000%, 11/01/2022	660	731
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
5.000%, 01/15/2028	3,000	3,646
Pennsylvania State, Infrastructure Investment Authority, Ser A, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2026	3,000	3,524
Pennsylvania State, Public School Building Authority, City of Harrisburg Project, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,125
Pennsylvania State, Public School Building Authority, Lehigh Career & Technical Institute Project, Ser A, RB, BAM
Callable 10/01/2025 @ 100
5.000%, 10/01/2027	1,635	1,875
Pennsylvania State, Ser 1, GO
5.000%, 07/01/2021	1,500	1,621
Pennsylvania State, Ser 1, GO
Pre-Refunded @ 100
5.000%, 11/15/2021 (A)	1,000	1,102
Pennsylvania State, Ser 3, GO, AGM
5.375%, 07/01/2020	1,000	1,068
Pennsylvania State, Turnpike Commission, RB
5.000%, 12/01/2023	500	567
Pennsylvania State, Turnpike Commission, Ser A, RB
5.000%, 12/01/2022	2,050	2,294
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2027	325	380

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pennsylvania State, Turnpike Commission, Ser A, RB, AGM
5.250%, 07/15/2023	$ 2,675	$3,067
Pennsylvania State, Turnpike Commission, Ser A1, RB
5.000%, 12/01/2025	850	988
Pennsylvania State, Turnpike Commission, Ser B, RB
5.000%, 12/01/2024	550	635
5.000%, 12/01/2025	600	697
Pennsylvania State, Turnpike Commission, Sub-Ser, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2028	500	579
Perkiomen Valley, School District, GO
Callable 03/01/2024 @ 100
5.000%, 03/01/2025	1,250	1,425
Philadelphia, Airport Revenue Authority, Ser A, AMT, RB
Callable 06/15/2025 @ 100
5.000%, 06/15/2026	1,000	1,137
Philadelphia, Airport Revenue Authority, Ser B, AMT, RB
5.000%, 07/01/2027	1,500	1,744
Philadelphia, Gas Works Revenue Authority, RB
5.000%, 10/01/2025	1,290	1,486
5.000%, 08/01/2027	1,295	1,513
Philadelphia, Gas Works Revenue Authority, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2026	1,150	1,315
Philadelphia, Gas Works Revenue Authority, RB
Callable 10/01/2026 @ 100
5.000%, 10/01/2029	2,000	2,291
Philadelphia, GO, AGM
5.000%, 08/01/2027	750	878
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
5.000%, 05/01/2023	500	562
Philadelphia, Industrial Development Authority, National Board of Medical Examiners Project, RB
Callable 05/01/2026 @ 100
5.000%, 05/01/2028	1,005	1,160
Philadelphia, Industrial Development Authority, Temple University Project, Ser 2015, RB
5.000%, 04/01/2025	1,000	1,161

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Philadelphia, Industrial Development Authority, The Children’s Hospital of Philadelphia Project, RB
5.000%, 07/01/2027	$ 400	$476
Philadelphia, School District, Ser A, GO
5.000%, 09/01/2027	1,350	1,530
Philadelphia, School District, Ser C, GO
5.000%, 09/01/2020	1,000	1,063
Philadelphia, School District, Ser F, GO
5.000%, 09/01/2023	1,000	1,114
Philadelphia, Ser A, GO
5.000%, 08/01/2027	1,000	1,157
Philadelphia, Water & Wastewater Revenue Authority, Ser A, RB
5.000%, 01/01/2023	1,225	1,376
Philadelphia, Water & Wastewater Revenue Authority, Ser B, RB
5.000%, 11/01/2026	475	561
5.000%, 11/01/2027	300	358
Pittsburgh & Allegheny County, Sports & Exhibition Authority, RB, BAM
5.000%, 12/15/2027	1,000	1,180
Pittsburgh, GO
5.000%, 09/01/2027	415	488
Pittsburgh, GO, BAM
5.000%, 09/01/2023	1,030	1,162
Pittsburgh, Public Parking Authority, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 12/01/2025	1,060	1,212
Pittsburgh, School District, GO, AGM
Callable 03/01/2025 @ 100
5.000%, 09/01/2025	1,000	1,148
Pittsburgh, Water & Sewer Authority, Ser A, RB, AGM
5.000%, 09/01/2026	2,000	2,351
Plum Boro, School District, Ser A, GO, BAM
Callable 09/15/2023 @ 100
5.000%, 09/15/2024	1,000	1,127
Pocono Mountain, School District, GO, AGM
5.000%, 09/01/2023	1,000	1,132
4.000%, 09/01/2022	1,500	1,604
Rose Tree Media, School District, Ser B, GO
Callable 08/01/2021 @ 100
5.000%, 02/01/2025	1,500	1,630
Seneca Valley, School District, Ser C, GO
Callable 03/01/2025 @ 100
5.000%, 03/01/2027	1,000	1,151
Souderton Area, School District, GO
5.000%, 11/01/2024	1,000	1,154

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Southeastern Pennsylvania, Transportation Authority, RB
5.000%, 03/01/2026	$ 875	$1,024
5.000%, 03/01/2027	1,000	1,182
Southeastern Pennsylvania, Transportation Authority, RB
Callable 09/01/2027 @ 100
5.000%, 03/01/2028	725	864
Spring-Ford Area, School District, Ser A, GO
5.000%, 03/01/2023	500	566
5.000%, 03/01/2024	1,000	1,151
State College Area, School District, GO
5.000%, 05/15/2028	280	337
State College Area, School District, GO
Callable 05/15/2028 @ 100
5.000%, 05/15/2029	375	451
Swarthmore, Borough Authority, Swarthmore College Project, RB
5.000%, 09/15/2023	400	458
Swarthmore, Borough Authority, Swarthmore College Project, RB
Callable 09/15/2025 @ 100
5.000%, 09/15/2026	1,255	1,477
Unionville-Chadds Ford, School District, GO
5.000%, 06/01/2026	1,000	1,183
Unity Township, Municipal Authority, Ser A, RB, AGM
5.000%, 12/01/2023	1,000	1,130
West Chester Area, School District, Ser A, GO
5.000%, 05/15/2023	1,000	1,136
West Shore Area, Hospital Revenue Authority, Holy Spirit Hospital of the Sisters of Christian Charity, RB
5.250%, 01/01/2021	1,000	1,080
West View, Municipal Authority Water Revenue, RB
5.000%, 11/15/2022	250	280
West York Area, School District, GO
5.000%, 04/01/2022	1,150	1,264
Westmoreland County, Municipal Authority, RB, BAM
5.000%, 08/15/2024	1,000	1,144
5.000%, 08/15/2026	610	712
Westmoreland County, Municipal Authority, RB, BAM
Callable 08/15/2025 @ 100
5.000%, 08/15/2026	1,000	1,155
Westmoreland County, Ser A, GO
5.000%, 12/01/2021	1,160	1,276
Westmoreland County, Ser A, GO
Callable 06/01/2023 @ 100
5.000%, 12/01/2023	1,000	1,134

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Pennsylvania Municipal Bond Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wilkes-Barre, Finance Authority, University of Scranton Project, Ser A, RB
5.000%, 11/01/2025	$ 1,000	$1,138

		167,751

Puerto Rico — 0.5%
Puerto Rico Commonwealth, Highway & Transportation Authority, Ser AA, RB, NATL
5.500%, 07/01/2019 (B)	820	852

Total Municipal Bonds
(Cost $169,132) ($ Thousands)		168,603

	Shares

CASH EQUIVALENT — 0.3%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	563,446	563

Total Cash Equivalent
(Cost $563) ($ Thousands)		563

Total Investments in Securities— 98.8%
(Cost $169,695) ($ Thousands)		$169,166

AGM— Assured Guaranty Municipal

AMT — Alternative Minimum Tax

BAM — Build America Mutual

Cl — Class

COP — Certificate of Participation

GO — General Obligation

NATL— National Public Finance Guarantee Corporation

RB — Revenue Bond

Ser — Series

The following is a list of the level of inputs used as of May 31, 2018 , in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$168,603	$–	$168,603
Cash Equivalent	563	–	–	563

Total Investments in Securities	$563	$168,603	$–	$169,166

Amounts designated as “—“ are $0.

For the period ended May 31, 2018, there were no transfers between levels.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

Percentages are based on Net Assets of $171,270 ($ Thousands).

**	Rate shown is the 7-day effective yield as of May 31, 2018.

†	Investment in Affiliated Security.

(A)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(B)	Security is escrowed to maturity.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/2017	Purchases at Cost	Proceeds from Sales	Value 5/31/2018	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$2,083	$30,057	$(31,577)	$563	$15

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS — 74.8%

Alabama — 1.6%
Alabama State, Special Care Facilities Financing Authority, Methodist Home for the Aging Project, Ser S, RB
Callable 06/01/2026 @ 100
5.750%, 06/01/2045	$ 800	$880
Jefferson County, Sewer Revenue Authority, Ser D, RB
Callable 10/01/2023 @ 105
6.500%, 10/01/2053	12,000	14,168
Lower Alabama, Gas District, Ser A, RB
5.000%, 09/01/2046	4,000	4,914

		19,962

Alaska — 0.2%
Alaska State, Industrial Development & Export Authority, Boys & Girls Home Project, RB
Callable 07/02/2018 @ 100
6.000%, 12/01/2036 (A)	200	13
Alaska State, Industrial Development & Export Authority, YKHC Project, RB
Callable 12/01/2019 @ 100
3.500%, 12/01/2020	1,000	1,012
Matanuska-Susitna, Goose Creek Correctional Center Project, RB, AGC
Pre-Refunded @ 100
6.000%, 09/01/2019 (B)	1,000	1,052

		2,077

Arizona — 0.7%
Arizona State, Health Facilities Authority, Phoenix Children’s Hospital Project, Ser A, RB
Callable 02/01/2022 @ 100
5.000%, 02/01/2042	2,500	2,643
Arizona State, Industrial Development Authority, Basis Schools Projects, Ser A, RB
Callable 07/01/2026 @ 100
5.375%, 07/01/2050 (C)	1,090	1,142
Pima County, Industrial Development Authority, American Leadership Academy Project, RB
Callable 06/15/2022 @ 100
5.000%, 06/15/2052 (C)	3,565	3,572
Pima County, Industrial Development Authority, Tucson Country Day School Project, RB
Callable 07/02/2018 @ 100
5.000%, 06/01/2037	265	239

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Pima County, Industrial Development Authority, Tucson Electric Power Project, Ser A, RB
4.950%, 10/01/2020	$ 500	$533
Tempe, Industrial Development Authority, Ser B, Mirabella at ASU Project, RB
Callable 10/01/2020 @ 100
4.000%, 10/01/2023 (C)	1,000	1,002

		9,131

California — 7.8%
ABAG, Finance Authority for Nonprofit, Sharp Health Care Project, RB
Pre-Refunded @ 100
6.250%, 08/01/2019 (B)	400	422
Bay Area, Toll Authority, Ser S4, RB
Pre-Refunded @ 100
5.250%, 04/01/2023 (B)	7,000	8,118
California County, Tobacco Securitization Agency, RB
Callable 06/18/2018 @ 16
7.518%, 06/01/2046 (D)	12,000	1,721
California County, Tobacco Securitization Agency, RB
Callable 06/18/2018 @ 19
6.208%, 06/01/2046 (D)	10,000	1,816
California State, Educational Facilities Authority, Loma Linda University, Ser A, RB
Callable 04/01/2027 @ 100
5.000%, 04/01/2042	5,200	5,846
California State, Health Facilities Financing Authority, Catholic Health Care West Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2019 (B)	1,000	1,048
California State, Health Facilities Financing Authority, Cedars-Sinai Medical Center Project, RB
Pre-Refunded @ 100
5.000%, 08/15/2019 (B)	2,000	2,083
California State, Health Facilities Financing Authority, Children’s Hospital of Orange County, RB
Callable 11/01/2019 @ 100
6.500%, 11/01/2038	1,000	1,072
California State, Health Facilities Financing Authority, Sutter Health Project, Ser B, RB
Callable 11/15/2026 @ 100
5.000%, 11/15/2046	4,500	5,160

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	1

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Municipal Finance Authority, Azusa Pacific University Project, Ser B, RB
Pre-Refunded @ 100
7.750%, 04/01/2021 (B)	$ 1,360	$1,544
California State, Municipal Finance Authority, California Baptist University Project, Ser A, RB
Callable 11/01/2026 @ 100
5.000%, 11/01/2046 (C)	1,000	1,070
California State, Municipal Finance Authority, Community Medical Centers Project, Ser A, RB
Callable 02/01/2027 @ 100
5.000%, 02/01/2047	1,950	2,142
California State, Pollution Control Financing Authority, RB
Callable 07/02/2018 @ 100
5.000%, 07/01/2037 (C)	3,750	3,775
California State, Pollution Control Financing Authority, San Jose Water Project, AMT, RB
Callable 11/01/2026 @ 100
4.750%, 11/01/2046	1,500	1,629
California State, Pollution Control Financing Authority, Waste Management Project, Ser A3, AMT, RB
Callable 07/01/2025 @ 100
4.300%, 07/01/2040	1,500	1,586
California State, Public Finance Authority, Claremont Colleges Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2037 (C)	765	822
California State, School Finance Authority, Downtown Prep-Obligated Group, RB
Callable 06/01/2026 @ 100
5.000%, 06/01/2046 (C)	1,000	1,027
5.000%, 06/01/2051 (C)	1,000	1,020
California State, School Finance Authority, Public Schools Project, Ser A, RB
Callable 08/01/2025 @ 100
5.000%, 08/01/2045 (C)	1,000	1,064
California State, Ser C3, GO
Callable 06/01/2018 @ 100
0.750%, 05/01/2033 (E)(F)	2,875	2,875
California State, Statewide Communities Development Authority, California Baptist University Project, RB
6.500%, 11/01/2021 (G)	300	324

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
California State, Statewide Communities Development Authority, Loma Linda University Medical Center Project, Ser A, RB
Callable 06/01/2026 @ 100
5.000%, 12/01/2041 (C)	$ 2,500	$2,677
California State, Various Purposes, GO
Callable 04/01/2019 @ 100
6.000%, 04/01/2038	2,000	2,071
California Statewide, Financing Authority, Tobacco Settlement, Ser B, RB
Callable 07/02/2018 @ 100
6.000%, 05/01/2037	7,500	7,505
Chino, Public Financing Authority, SAB
Callable 09/01/2022 @ 100
5.000%, 09/01/2027	1,280	1,392
5.000%, 09/01/2030	1,000	1,079
5.000%, 09/01/2034	900	966
Foothill-Eastern, Transportation Corridor Agency, Ser B3, RB
Callable 07/15/2022 @ 100
5.500%, 01/15/2053 (E)	6,250	7,010
Fremont, Community Facilities District No. 1, Pacific Commons Project, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	2,000	2,193
Imperial, Irrigation District, Electric System Revenue, Ser C, RB
Pre-Refunded @ 100
5.000%, 11/01/2020 (B)	1,540	1,662
Long Beach, Bond Finance Authority, Ser A, RB
5.500%, 11/15/2030	250	308
Long Beach, Towne Center Project, SAB
Callable 10/01/2018 @ 100
5.400%, 10/01/2023	650	656
M-S-R, Energy Authority, Ser A, RB
7.000%, 11/01/2034	1,000	1,423
M-S-R, Energy Authority, Ser C, RB
6.500%, 11/01/2039	5,885	8,340
Palomar Pomerado, Health Care Authority, Ser D, COP
Pre-Refunded @ 100
5.250%, 11/01/2020 (B)	615	649
Poway, School Facilities Improvement Authority, Unified School District Capital Appreciation Project, GO
6.770%, 08/01/2038 (D)	5,410	2,548

2	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Roseville, West Park Community Facilities Authority, SAB
Callable 09/01/2025 @ 100
5.000%, 09/01/2030	$ 1,000	$1,123
5.000%, 09/01/2031	1,000	1,119
5.000%, 09/01/2032	1,000	1,117
San Clemente, Special Tax Community, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2046	1,100	1,196
San Francisco City & County, Successor Redevelopment Agency, Mission Bays Public Improvement Project, SAB
Callable 08/01/2022 @ 100
5.000%, 08/01/2030	1,000	1,088
Southern California, Metropolitan Water District, Ser B2, RB
Callable 05/31/2018 @ 100
0.450%, 07/01/2037 (E)	400	400
Stockton, Public Financing Authority, Delta Water Supply Project, Ser A, RB
Callable 10/01/2023 @ 100
6.250%, 10/01/2038	1,500	1,779
6.250%, 10/01/2040	1,000	1,183
Tustin, Community Facilities District, GO
Callable 09/01/2025 @ 100
5.000%, 09/01/2040	750	826
Windsor, Unified School District, Election 2008, Ser D, GO
6.940%, 08/01/2035 (D)	1,800	947

		97,421

Colorado — 2.1%
Brighton, Crossing Metropolitan District No. 4, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2037	525	541
Colorado State, Catholic Health Initiatives, RB
5.250%, 01/01/2045	1,250	1,339
Colorado State, E-470 Public Highway Authority, Ser C, RB
Callable 09/01/2020 @ 100
5.375%, 09/01/2026	2,500	2,674
Colorado State, Educational & Cultural Facilities Authority, Eagle Ridge Academy Project, RB
Callable 11/01/2021 @ 100
3.625%, 11/01/2026 (C)	1,000	981

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Colorado State, Educational & Cultural Facilities Authority, National Jewish Federation Bond Program, Ser A8, RB
Callable 06/01/2018 @ 100
0.870%, 06/01/2037 (E)(F)	$ 800	$800
Colorado State, Health Facilities Authority, Frasier Meadows Retirement Community, RB
5.000%, 05/15/2022	500	539
Colorado State, Public Energy Authority, RB
6.250%, 11/15/2028	650	812
Copperleaf, Metropolitan District No. 2, GO
Callable 12/01/2020 @ 103
5.750%, 12/01/2045	1,000	1,051
Cornerstar Metropolitan District, Ser A, GO
3.500%, 12/01/2021	500	507
Denver, Regional Transportation District, Denver Transportation Partners Project, RB
Callable 07/15/2020 @ 100
6.000%, 01/15/2034	500	535
Dominion, Water & Sanitation District, RB
Callable 12/01/2021 @ 102
6.000%, 12/01/2046	1,500	1,573
Prairie Center, Metropolitan District No. 3, Ser A, RB
Callable 12/15/2026 @ 100
5.000%, 12/15/2041 (C)	875	898
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Callable 12/01/2023 @ 103
5.125%, 12/01/2037	550	567
Solaris, Metropolitan District No. 3, Ser A, GO
Callable 12/01/2021 @ 103
5.000%, 12/01/2046	1,880	1,942
Sterling Ranch, Community Authority Board, Sub-Ser B, RB, MUN GOVT GTD
Callable 12/15/2022 @ 102
7.500%, 12/15/2047	1,090	1,096
University of Colorado, Ser A-2, RB
Callable 06/01/2028 @ 100
4.000%, 06/01/2043	9,000	9,486
Whispering Pines, Metropolitan District No. 1, Ser A, GO
Callable 12/01/2022 @ 103
5.000%, 12/01/2047	500	504

		25,845

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	3

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Connecticut — 0.7%
Connecticut State, Health & Educational Facility Authority, Church Home of Hartford Project, RB
Callable 09/01/2026 @ 100
5.000%, 09/01/2046 (C)	$ 1,000	$1,043
5.000%, 09/01/2053 (C)	1,500	1,556
Connecticut State, Health & Educational Facility Authority, Hartford Health Care Project, Ser A, RB, AGM
Callable 07/01/2021 @ 100
5.000%, 07/01/2041	5,000	5,303
Connecticut State, Higher Education Supplement Loan Authority, Ser S, AMT, RB
5.000%, 11/15/2022	425	461

		8,363

Delaware — 0.2%
Delaware State, Economic Development Authority, Newark Charter School Project, RB
Callable 03/01/2022 @ 100
5.000%, 09/01/2042	425	444
4.625%, 09/01/2032	1,635	1,697

		2,141

Florida — 2.8%
Alachua County, Health Facilities Authority, Oak Hammock University Project, Ser A, RB
Callable 10/01/2022 @ 102
8.000%, 10/01/2032	500	582
8.000%, 10/01/2042	1,000	1,158
Broward County, Airport System Revenue, Ser Q1, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2037	2,000	2,185
Capital Trust Agency, First Mortgage Revenue, Tallahassee Tapestry Senior Housing Project, Ser 2015A, RB
Callable 12/01/2025 @ 100
7.125%, 12/01/2050 (C)	1,000	1,057
Capital Trust Agency, First Mortgage Revenue, Tapestry Walden Project, RB
Callable 07/01/2027 @ 100
6.750%, 07/01/2037 (C)	1,585	1,665
Florida State, Development Finance, AMT, RB
Callable 01/01/2019 @ 105
5.625%, 01/01/2047 (C)(E)	7,000	7,221

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Florida State, Developmental Finance Authority, Renaissance Charter School Project, Ser A, RB
6.500%, 06/15/2021	$ 500	$523
Florida State, Developmental Finance Authority, Southwest Charter Foundation Project, Ser A, RB
Callable 06/15/2027 @ 100
6.000%, 06/15/2037 (C)	2,150	2,147
Florida State, Developmental Finance Authority, Waste Pro USA Project, AMT, RB
5.000%, 08/01/2029 (C)(E)	1,000	1,038
Florida State, Village Community Development District No. 10, SAB
Callable 05/01/2023 @ 100
6.000%, 05/01/2044	2,080	2,412
Jacksonville, Sales Tax Revenue Authority, Better Jacksonville Project, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2028	2,350	2,587
Miami-Dade County, Industrial Development Authority, Biscayne Properties Project, Ser A, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2035	4,745	4,750
Miami-Dade County, Special Obligation, Sub-Ser, RB
Callable 10/01/2026 @ 82
4.320%, 10/01/2032 (D)	2,900	1,644
Midtown Miami, Community Development District, Parking Garage Project, Ser A, SAB
Callable 05/01/2023 @ 100
5.000%, 05/01/2029	1,000	1,056
Palm Beach County, Health Facilities Authority, Sinai Residences Project, RB
Callable 06/01/2022 @ 102
7.500%, 06/01/2049	1,000	1,156
Sarasota County, Health Facilities Authority, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2033	600	664
4.000%, 05/15/2028	1,205	1,259
St. Johns County, Industrial Development Authority, Presbyterian Retirement Project, Ser A, RB
Pre-Refunded @ 100
5.875%, 08/01/2020 (B)	500	541

4	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Village Community Development District No. 12, RB
3.250%, 05/01/2023 (C)	$ 1,000	$1,007

		34,652

Georgia — 2.1%
Atlanta, Department of Aviation, Ser B, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2037	2,000	2,178
5.000%, 01/01/2042	3,000	3,259
Atlanta, Development Authority, Georgia Proton Treatment Center Project, RB
Callable 01/01/2028 @ 100
7.000%, 01/01/2040	9,000	8,891
Gainesville & Hall County, Development Authority, Riverside Military Academy Project, RB
Callable 03/01/2027 @ 100
5.000%, 03/01/2047	1,500	1,576
Georgia State, Municipal Electric Authority, Plant Voltage Units 3 & 4 Project, RB
Callable 07/01/2025 @ 100
5.000%, 07/01/2060	5,000	5,359
Main Street Natural Gas, Ser B, RB
Callable 06/01/2023 @ 100
2.029%, 04/01/2048 (E)	5,000	4,973

		26,236

Hawaii — 0.0%
Hawaii State, Special Purpose Revenue Authority, Ser B, RB
Pre-Refunded @ 100
5.750%, 07/01/2020 (B)	500	540

Idaho — 0.1%
Idaho State, Health Facilities Authority, Trinity Health Group Project, Ser B, RB
Pre-Refunded @ 100
6.250%, 12/01/2018 (B)	250	256
Idaho State, Health Facilities Authority, Valley Health Group, RB
4.000%, 11/15/2027	820	836

		1,092

Illinois — 7.8%
Belleville, Frank Scott Parkway Redevelopment Project, Ser A, TA
Callable 07/02/2018 @ 100
5.700%, 05/01/2036	250	246
Brookfield Village, Brookfield Zoo Project, RB
Callable 05/31/2018 @ 100
1.040%, 06/01/2038 (E)(F)	400	400

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Chicago Board of Education, GO, NATL
0.000%, 12/01/2023 (D)	$ 545	$435
Chicago Board of Education, Ser A, GO
Callable 12/01/2028 @ 100
5.000%, 12/01/2033	2,750	2,822
5.000%, 12/01/2034	1,400	1,435
5.000%, 12/01/2035	1,500	1,532
Chicago, Board of Education, Ser A, GO, NATL
0.000%, 12/01/2019 (D)	500	478
Chicago, Board of Education, Ser G, GO
Callable 12/01/2027 @ 100
5.000%, 12/01/2034	3,000	3,075
Chicago, Neighborhoods Alive 21 Program, Ser 2002B, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	1,750	1,872
Chicago, Project and Refunding, Ser 2005D, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2034	3,500	3,744
5.500%, 01/01/2037	2,440	2,596
Chicago, Project and Refunding, Ser A, GO
Callable 01/01/2027 @ 100
6.000%, 01/01/2038	10,500	11,825
Chicago, River Point Plaza Redevelopment Project, COP
Callable 01/16/2023 @ 100
4.835%, 04/15/2028 (C)	2,000	2,002
Chicago, Sales Tax Revenue, Ser 2002, RB
Pre-Refunded @ 100
5.000%, 01/01/2025 (B)	2,500	2,900
Chicago, Ser A, GO
Callable 01/01/2025 @ 100
5.500%, 01/01/2033	11,000	11,736
Cook County, Ser A, GO
Callable 11/15/2020 @ 100
5.250%, 11/15/2033	1,500	1,581
Hillside Village, Mannheim Redevelopment Project, Ser Senior Lien, TA
Callable 07/02/2018 @ 102
7.000%, 01/01/2028	500	510
Illinois State, Finance Authority, Advocate Health, Sub-Ser C1, RB
Callable 05/31/2018 @ 100
1.080%, 11/01/2038 (E)	3,000	3,000
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, RB
Callable 12/01/2022 @ 105
5.250%, 12/01/2052	3,000	3,109

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	5

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Illinois State, Finance Authority, Better Housing Foundation Icarus Portfolio Project, Sub-Ser, RB
Callable 12/01/2022 @ 105
6.250%, 12/01/2052	$ 1,490	$1,556
Illinois State, Finance Authority, Carle Foundation Project, Ser A, RB
Callable 08/15/2021 @ 100
6.000%, 08/15/2041	200	220
Illinois State, Finance Authority, Friendship Village Schamurg Project, RB
5.000%, 02/15/2022	1,000	1,034
Illinois State, Finance Authority, Leafs Hockey Club Project, Ser A, RB
Callable 07/02/2018 @ 100
6.000%, 03/01/2037 (A)	300	72
Illinois State, Finance Authority, OSF Health Care System Project, Ser A, RB
Pre-Refunded @ 100
7.125%, 05/15/2019 (B)	1,000	1,050
Illinois State, Finance Authority, Plymouth Place, RB
Callable 05/15/2025 @ 100
5.000%, 05/15/2037	500	518
Illinois State, GO
5.000%, 02/01/2026	5,970	6,385
Illinois State, GO
Callable 02/01/2019 @ 100
5.250%, 02/01/2028	2,500	2,522
Illinois State, GO
Callable 07/01/2023 @ 100
5.500%, 07/01/2038	1,500	1,580
Illinois State, GO
Callable 02/01/2024 @ 100
5.000%, 02/01/2039	5,000	5,144
Illinois State, Ser A, GO
Callable 05/01/2028 @ 100
5.000%, 05/01/2042	2,800	2,927
4.625%, 05/01/2037	2,500	2,542
Illinois State, Ser C, GO
Callable 11/01/2027 @ 100
5.000%, 11/01/2029	3,000	3,190
Illinois State, Ser D, GO
5.000%, 11/01/2026	3,000	3,214
5.000%, 11/01/2027	5,500	5,892
Illinois State, Sports Facilities Authority, RB
5.000%, 06/15/2023	1,000	1,055
Metropolitan Pier & Exposition Authority, Ser B, RB, AGM
4.750%, 06/15/2045 (D)	7,500	2,182

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Will County, Community High School District No. 210 Lincoln-Way, Ser B, GO
5.450%, 01/01/2033 (D)	$ 100	$45
5.260%, 01/01/2031 (D)	300	154
4.920%, 01/01/2029 (D)	400	231

		96,811

Indiana — 1.0%
Allen County, Storypoint Fort Wayne Project, RB
Callable 01/15/2024 @ 104
6.750%, 01/15/2043 (C)	1,500	1,608
Chesterton, Economic Development Revenue, Storypoint Chesterton Project, Ser A, RB
Callable 01/15/2024 @ 104
6.250%, 01/15/2043 (C)	5,475	5,685
Indiana State, Finance Authority, Educational Facilities, Indiana Historical Project, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2040	375	394
Indiana State, Finance Authority, Ohio River Bridge Project, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 07/01/2048	1,000	1,065
Indiana State, Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	1,000	1,025
Jasper County, Pollution Control Board, Ser C, RB, NATL
5.850%, 04/01/2019	1,000	1,031
Vigo County, Hospital Authority, Union Hospital Project, RB
Pre-Refunded @ 100
7.500%, 09/01/2021 (B)	1,215	1,342

		12,150

Iowa — 0.1%
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
2.000%, 05/15/2056 (A)	125	1
Iowa State, Finance Authority, Deerfield Retirement Community Project, RB
Callable 11/15/2024 @ 100
5.400%, 11/15/2046 (E)	667	706
Iowa State, Student Loan Liquidity, Ser A, AMT, RB
5.000%, 12/01/2026	725	808

		1,515

6	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Kansas — 0.3%
City of Lenexa, Ser A, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	$ 1,000	$1,106
City of Wichita, Ser I, RB
Callable 05/15/2025 @ 103
5.000%, 05/15/2028	500	538
Kansas State, Development Finance Authority, Adventist Health System, RB
Callable 11/15/2019 @ 100
5.750%, 11/15/2038	490	517
Kansas State, Development Finance Authority, Adventist Health System, RB
Pre-Refunded @ 100
5.750%, 11/15/2019 (B)	10	11
Kansas State, Development Finance Authority, KU Health System, Ser J, RB, U.S. BANK N.A.
Callable 05/31/2018 @ 100
0.900%, 03/01/2041 (E)(F)	500	500
Wyandotte County, Kansas City Unified Government, RB
6.340%, 09/01/2034 (C)(D)	3,000	1,087

		3,759

Kentucky — 0.4%
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, RB
Pre-Refunded @ 100
5.375%, 08/15/2018 (B)	500	504
Kentucky State, Economic Development Finance Authority, Baptist Health Care System, RB
Callable 08/15/2018 @ 100
5.375%, 08/15/2024	500	503
Kentucky State, Economic Development Finance Authority, Owensboro Medical Health Systems Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 06/01/2020 (B)	500	543
Kentucky State, Economic Development Finance Authority, Rosedale Green Project, RB
Callable 11/15/2025 @ 100
5.750%, 11/15/2050	2,000	2,030

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Owen County, Waterworks System Revenue Authority, American Water Project, Ser B, RB
Callable 09/01/2019 @ 100
5.625%, 09/01/2039	$ 1,000	$1,043

		4,623

Louisiana — 0.7%
Louisiana State, Citizens Property Insurance, Ser C3, RB, AGC
Pre-Refunded @ 100
6.125%, 06/01/2018 (B)	1,500	1,500
Louisiana State, Gasoline & Fuels Tax Revenue, Ser C, RB
Callable 11/01/2027 @ 100
5.000%, 05/01/2045	3,500	3,999
Louisiana State, Local Government Environmental Facilities & Community Development Authority, RB
Callable 11/01/2028 @ 100
5.650%, 11/01/2037 (C)	1,000	1,016
Louisiana State, Local Government Environmental Facilities & Community Development Authority, Westlake Chemical Project, Ser A2, RB
Callable 11/01/2020 @ 100
6.500%, 11/01/2035	750	825
Louisiana State, Public Facilities Authority, Ochsner Clinic Foundation Project, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	1,000	1,123
New Orleans, Aviation Board, Ser A1, RB, AGC
Pre-Refunded @ 100
6.000%, 01/01/2019 (B)	500	513

		8,976

Maine — 0.5%
Maine State, Finance Authority, Solida Waste Disposal, Coastal Resource, AMT, RB, AMT
Callable 12/15/2026 @ 100
5.375%, 12/15/2033 (C)	3,000	3,126
Maine State, Health & Higher Educational Facilities Authority, Eastern Maine Health Care, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2046	2,600	2,727

		5,853

Maryland — 2.1%
Maryland State, Economic Development Authority, Marine Terminals Project, RB
Callable 09/01/2020 @ 100
5.750%, 09/01/2025	8,750	9,132

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	7

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Maryland State, Economic Development Authority, University of Maryland College Park Project, RB
Pre-Refunded @ 100
5.750%, 06/01/2018 (B)	$ 1,000	$1,000
Maryland State, Health & Higher Educational Facilities Authority, Ascension Health Project, Ser B, RB
Callable 11/15/2021 @ 100
5.000%, 11/15/2051	4,500	4,844
Maryland State, Health & Higher Educational Facilities Authority, Johns Hopkins Health Center Project, Ser C, RB
Callable 05/15/2023 @ 100
5.000%, 05/15/2043	10,000	11,044

		26,020

Massachusetts — 0.5%
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2047	2,500	2,731
Massachusetts State, Development Finance Agency, Emerson College Project, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2037	1,600	1,779
Massachusetts State, Development Finance Agency, Foxborough Regional Charter School Project, Ser A, RB
Pre-Refunded @ 100
7.000%, 07/01/2020 (B)	1,500	1,656
Massachusetts State, Educational Financing Authority, Ser I, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2028	580	604

		6,770

Michigan — 1.7%
Flint, Hospital Building Authority, Hurley Medical Center, Ser B, RB
4.000%, 07/01/2019	1,350	1,365
Grand Traverse Academy, Public School Academy Revenue and Refunding, RB
Callable 07/02/2018 @ 100
5.000%, 11/01/2036	300	298
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2022 @ 100
5.000%, 07/01/2044	4,500	4,899

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Michigan State, Finance Authority, Detroit Water and Sewerage Project, Senior Lien, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2033	$ 3,000	$3,313
Michigan State, Finance Authority, Local Government Loan Program, RB
Callable 10/01/2024 @ 100
4.500%, 10/01/2029	5,750	6,087
Michigan State, Public Educational Facilities Authority, Long-Term Obligation Bradford Project, RB
Callable 07/02/2018 @ 102
6.500%, 09/01/2037 (C)	750	570
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/2033 @ 11
0.000%, 06/01/2058 (D)	145,250	4,416
Royal Oak, Hospital Finance Authority, William Beaumont Hospital Project, Ser V, RB
Pre-Refunded @ 100
8.250%, 09/01/2018 (B)	500	508

		21,456

Minnesota — 0.2%
City of St. Cloud, Stride Academy Project, Ser A, RB
3.750%, 04/01/2026	415	251
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics Project, Ser A, RB, FSA
Callable 05/31/2018 @ 100
0.870%, 08/15/2037 (E)	500	500
Minneapolis & St. Paul, Housing & Redevelopment Authority, Children’s Hospital Clinics, Ser A, RB, AGM
Callable 05/31/2018 @ 100
0.870%, 08/15/2037 (E)	650	650
Minneapolis, Education Authority, Twin Cities International School, RB
Callable 12/01/2027 @ 100
5.000%, 12/01/2032 (C)	750	760
Minneapolis, Health Care Authority, Fairview Health Services Project, Ser A, RB
Pre-Refunded @ 100
6.750%, 11/15/2018 (B)	300	307

		2,468

8	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)

Mississippi — 0.0%
Mississippi State, Business Finance Commission, Chevron USA Project, Ser L, RB
Callable 06/01/2018 @ 100
0.850%, 11/01/2035 (E)	$ 600	$600

Missouri — 1.0%
Missouri State, Health & Educational Facilities Authority, SSM Health, Ser A, RB
Callable 06/01/2028 @ 100
4.000%, 06/01/2048	1,750	1,770
Lees Summit, Industrial Development Authority, John Knox Village Project, RB
Callable 08/15/2025 @ 103
5.000%, 08/15/2042	1,000	1,045
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
3.500%, 11/01/2023 (C)	785	777
Lees Summit, Special Obligation Tax, Summit Fair Project, TA
Pre-Refunded @ 100
5.625%, 04/01/2019 (B)	140	145
Manchester, Highway 141/Manchester Road Project, TA
Callable 11/01/2019 @ 100
6.875%, 11/01/2039	250	252
Missouri State, Health & Educational Facilities Authority, Stars-Mercy Health System, Ser A, RB, AMBAC
2.870%, 06/01/2031 (E)	2,500	2,500
Missouri State, Health & Educational Facilities Authority, Stars-Mercy Health System, Ser C, RB, AMBAC
2.870%, 06/01/2031 (E)	3,625	3,625
St. Louis, Land Clearance for Redevelopment Authority, RB
Callable 12/01/2026 @ 100
5.125%, 06/01/2046	2,500	2,686

		12,800

Montana — 0.1%
Kalispell, Housing and Health Care Facilities, Immanuel Lutheran Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052	1,500	1,567

Nebraska — 1.1%
Central Plains, Energy Project No. 3, RB
Callable 09/01/2022 @ 100
5.000%, 09/01/2042	5,000	5,469

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Nebraska State, Public Power District, Ser A, RB
Callable 01/01/2022 @ 100
5.000%, 01/01/2031	$ 2,200	$2,393
Nebraska State, Public Power Generation Agency, Whelan Energy Center Unit, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2029	5,000	5,653

		13,515

Nevada — 0.7%
Clark County, Department of Aviation, Sub- Ser A-2, RB
Callable 07/01/2024 @ 100
4.250%, 07/01/2034	5,000	5,260
Nevada State, Department of Business & Industry State, Fulcrum Sierra Biofuels Project , Ser A, RB
Callable 12/15/2025 @ 100
4.500%, 12/15/2029 (C)	750	769
Nevada State, Department of Business & Industry, Somerset Academy Project, AMT, RB
Callable 12/15/2027 @ 100
5.125%, 12/15/2037 (C)	2,500	2,498

		8,527

New Jersey — 2.6%
Burlington County, Bridge Commission, The Evergreens Project, RB
Callable 07/02/2018 @ 100
5.625%, 01/01/2038	250	246
New Jersey State, Economic Development Authority, RB
Callable 03/01/2023 @ 100
5.000%, 03/01/2024	1,055	1,141
New Jersey State, Economic Development Authority, Ser A, RB
Callable 07/02/2018 @ 100
6.000%, 05/15/2028 (A)	210	150
New Jersey State, Economic Development Authority, Ser BBB, RB
Callable 12/15/2026 @ 100
5.500%, 06/15/2029	5,000	5,708
New Jersey State, Economic Development Authority, Sub-Ser A, RB
Callable 07/01/2027 @ 100
3.125%, 07/01/2029	1,000	969
New Jersey State, Educational Facilities Authority, Stockton University, Ser A, RB
Callable 07/01/2026 @ 100
5.000%, 07/01/2041	2,000	2,171

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	9

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New Jersey State, Health Care Facilities Financing Authority, Hackensack Meridian Health Project, RB
Callable 07/01/2027 @ 100
5.000%, 07/01/2057	$ 2,250	$2,523
New Jersey State, Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2046	10,000	10,732
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/2025 @ 100
5.250%, 06/15/2041	1,250	1,344
New Jersey State, Turnpike Authority, Ser B, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2034	3,620	3,839
South Jersey Port, Ser R, AMT, RB
4.000%, 01/01/2021	550	562
South Jersey, Transportation Authority, Ser A, RB
Callable 11/01/2024 @ 100
5.000%, 11/01/2039	2,500	2,724

		32,109

New Mexico — 0.2%
Farmington, Pollution Control Authority, Public Service Project, Ser B, RB
Callable 11/01/2020 @ 100
4.700%, 09/01/2024	2,000	2,122

New York — 5.7%
Brooklyn Arena, Local Development Authority, Barclays Center Project, RB
Pre-Refunded @ 100
6.375%, 01/15/2020 (B)	500	537
6.250%, 01/15/2020 (B)	1,500	1,607
Build NYC Resource, NYU Law School Project, RB
Callable 01/01/2026 @ 100
5.000%, 07/01/2041	1,500	1,624
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 11/15/2022 @ 100
5.000%, 11/15/2028	3,000	3,323
Metropolitan New York, Transportation Authority, Ser D, RB
Callable 05/15/2028 @ 100
4.000%, 11/15/2042	2,500	2,579

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York & New Jersey, Port Authority, JFK International Airport Terminal Project, RB
Callable 12/01/2020 @ 100
6.000%, 12/01/2036	$ 1,000	$1,097
New York City, Transitional Finance Authority Future Tax Secured Revenue, Sub-Ser C-2, RB
Callable 05/01/2028 @ 100
5.000%, 05/01/2037	6,000	7,033
New York City, Industrial Development Agency, Brooklyn Navy Yard Project, AMT, RB
Callable 07/02/2018 @ 100
5.750%, 10/01/2036	1,000	1,010
New York City, Industrial Development Agency, Yankee Stadium Project, RB, NATL
3.240%, 03/01/2026 (E)	425	413
3.230%, 03/01/2025 (E)	400	392
New York City, Sub-Ser, GO
Callable 06/01/2018 @ 100
1.050%, 03/01/2034 (E)(F)	300	300
New York City, Water & Sewer System, RB
Callable 05/31/2018 @ 100
0.920%, 06/15/2050 (E)	3,100	3,100
New York Counties, Tobacco Trust IV, Ser E, RB
Callable 06/18/2018 @ 10
0.000%, 06/01/2055 (D)	50,000	3,525
New York State, Dormitory Authority, NYU Hospital Center Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	541
New York State, Dormitory Authority, Pace University Project, Ser A, RB
Pre-Refunded @ 100
5.000%, 05/01/2023 (B)	10	11
New York State, Liberty Development Authority, Bank of America Tower Project, RB
Callable 01/15/2020 @ 100
6.375%, 07/15/2049	1,000	1,057
New York State, Liberty Development Authority, Goldman Sachs Headquarters Project, RB
5.500%, 10/01/2037	1,000	1,292
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2021 @ 100
5.750%, 11/15/2051	4,000	4,442

10	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
New York State, Liberty Development Authority, World Trade Center Project, RB
Callable 11/15/2024 @ 100
5.375%, 11/15/2040 (C)	$ 4,000	$4,398
5.000%, 11/15/2044 (C)	9,750	10,350
New York State, Transportation Development, LaGuardia Airport Terminal B Redevelopment Project, AMT, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2046	3,985	4,319
New York State, Transportation Development Authority, AMT, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2036	4,000	4,041
Niagara Area, Development Authority, Covanta Energy Project, AMT, RB
Callable 07/02/2018 @ 100
5.250%, 11/01/2042 (C)	2,000	2,001
Oyster Bay, Ser A, BAN
3.500%, 06/01/2018	1,000	1,000
Town of Oyster Bay, GO
4.000%, 02/15/2020	1,000	1,027
TSASC, Tobacco Settlement Bond, Ser A, RB
Callable 06/01/2027 @ 100
5.000%, 06/01/2033	5,790	6,431
Ulster County, Capital Resource, Woodland Pond at New Paltz, RB
Callable 09/15/2024 @ 103
5.250%, 09/15/2047	1,000	1,001
5.250%, 09/15/2053	2,500	2,484

		70,935

North Carolina — 1.3%
Charlotte-Mecklenburg Hospital Authority, RB
Callable 05/31/2018 @ 100
0.900%, 01/15/2037 (E)	400	400
Charlotte-Mecklenburg, Hospital Authority, RB
Callable 05/31/2018 @ 100
0.900%, 01/15/2038 (E)	600	600
North Carolina State, Eastern Municipal Power Agency, Ser B, RB
Pre-Refunded @ 100
5.000%, 01/01/2019 (B)	1,000	1,019
North Carolina State, Medical Care Commission, Galloway Ridge Project, Ser A, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2039	1,335	1,394

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
North Carolina State, Medical Care Commission, Rex Health Care Project, Ser A, RB
5.000%, 07/01/2018	$ 500	$501
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
5.000%, 09/01/2022	465	496
5.000%, 09/01/2023	610	657
North Carolina State, Medical Care Commission, United Church Homes and Services, RB
Callable 09/01/2022 @ 100
4.000%, 09/01/2025	500	511
North Carolina State, Turnpike Authority, Ser A, RB
Callable 01/01/2028 @ 100
4.000%, 01/01/2038	10,000	10,596

		16,174

Ohio — 6.1%
Buckeye, Tobacco Settlement Financing Authority, Ser A2, RB
Callable 06/18/2018 @ 100
6.500%, 06/01/2047	5,765	5,834
5.875%, 06/01/2047	18,375	18,374
5.750%, 06/01/2034	655	650
5.375%, 06/01/2024	2,870	2,862
5.125%, 06/01/2024	28,205	27,855
Buckeye, Tobacco Settlement Financing Authority, Sub-Ser C, RB
Callable 06/18/2018 @ 8
0.000%, 06/01/2052 (D)	32,000	1,316
Butler County, Hospital Facilities Authority, UC Health Project, RB
Pre-Refunded @ 100
5.500%, 11/01/2020 (B)	500	541
Hamilton County, Health Care Facilities Authority, Christ Hospital Project, RB
Callable 06/01/2022 @ 100
5.500%, 06/01/2042	5,000	5,554
Lake County, Port & Economic Development Authority, 1st Mortgage - Tapestry Wickliffe, RB
Callable 12/01/2027 @ 100
6.750%, 12/01/2052 (C)	1,750	1,886
Ohio State, Air Quality Development Authority, AK Steel Holding Project, AMT, RB
Callable 02/01/2022 @ 100
6.750%, 06/01/2024	1,500	1,550

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	11

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Ohio State, Air Quality Development Authority, Ohio Valley Electric, Ser E, RB
5.625%, 10/01/2019	$ 1,130	$1,161
Ohio State, Air Quality Development Authority, Pollution Control First Energy Project, Ser C, RB
5.625%, 06/01/2018	4,200	4,032
Ohio State, Turnpike Commission, Infrastructure Project, Ser A1, RB
Callable 02/15/2023 @ 100
5.000%, 02/15/2028	3,000	3,326
Portage County, Port Authority, Northeast Ohio Medical University Project, RB
Callable 06/01/2022 @ 100
5.000%, 12/01/2026	1,500	1,583

		76,524

Oklahoma — 0.4%
Comanche County, Hospital Authority, RB
Callable 07/01/2024 @ 100
5.000%, 07/01/2025	1,500	1,625
Oklahoma State, Development Finance Authority, OU Medicine Project, Ser B, RB
Callable 08/15/2028 @ 100
5.500%, 08/15/2057	500	568
Payne County, Economic Development Authority, Epworth Living Retirement Community, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2051 (A)	3,250	1,625
6.875%, 11/01/2046 (A)	1,625	813
6.625%, 11/01/2036 (A)	785	392

		5,023

Oregon — 0.2%
Clackamas County, Hospital Facility Authority, RB
Callable 05/15/2020 @ 100
3.200%, 05/15/2025	770	772
Clackamas County, Hospital Facility Authority, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2038	175	189
Clackamas County, Hospital Facility Authority, Senior Living Williamette Village, RB
Callable 11/15/2025 @ 102
5.000%, 11/15/2047	1,500	1,618

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Oregon State, Facilities Authority, Concordia University Project, Ser A, RB
Pre-Refunded @ 100
6.375%, 09/01/2020 (B)(C)	$ 150	$164

		2,743

Pennsylvania — 3.0%
Allegheny County, Higher Education Building Authority, Robert Morris University Project, Ser A, RB
Pre-Refunded @ 100
6.000%, 10/15/2018 (B)	250	254
Allentown, Neighborhood Improvement Zone Development Authority, RB
5.000%, 05/01/2028 (C)	1,000	1,114
Allentown, Neighborhood Improvement Zone Development Authority, RB
Callable 05/01/2028 @ 100
5.000%, 05/01/2033 (C)	1,000	1,096
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/2027 @ 100
5.000%, 05/01/2042 (C)	1,345	1,444
Berks County, Industrial Development Authority, The Highlands at Wyomissing Project, RB
Callable 05/15/2025 @ 102
5.000%, 05/15/2029	300	332
Berks County, Industrial Development Authority, Tower Health Project, RB
Callable 11/01/2027 @ 100
5.000%, 11/01/2050	2,000	2,223
Blythe Township, Solid Waste Authority, AMT, RB
Callable 12/01/2027 @ 100
7.750%, 12/01/2037	4,000	4,220
Commonwealth Financing Authority, Tobacco Master Settlement, RB
5.000%, 06/01/2025	1,000	1,135
Commonwealth Financing Authority, Tobacco Master Settlement, RB
Callable 06/01/2028 @ 100
5.000%, 06/01/2033	3,000	3,398
5.000%, 06/01/2034	2,000	2,266
Commonwealth of Pennsylvania, GO
Callable 03/01/2028 @ 100
4.000%, 03/01/2037	4,500	4,654
Cumberland County, Municipal Authority, Asbury Obligation Group, RB
Callable 01/01/2020 @ 100
6.000%, 01/01/2030	2,500	2,608

12	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Cumberland County, Municipal Authority, Messiah Village Project, Ser A, RB
Callable 07/02/2018 @ 100
6.000%, 07/01/2035	$ 250	$251
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Callable 06/01/2019 @ 100
6.000%, 06/01/2036	120	124
Dauphin County, General Authority, Pinnacle Health Systems Project, RB
Pre-Refunded @ 100
6.000%, 06/01/2019 (B)	680	708
Delaware County, University Revenue Authority, Neumann University Project, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2031	1,000	1,045
Montgomery County, Higher Education & Health Authority, RB
Callable 09/01/2028 @ 100
4.000%, 09/01/2049	1,000	1,011
Pennsylvania State, Higher Educational Facilities Authority, Edinboro University Foundation Project, Ser 2010, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	250	270
Philadelphia, Hospitals & Higher Education Facilities Authority, Temple University Health Systems Project, Ser A, RB
Callable 07/01/2022 @ 100
5.625%, 07/01/2036	1,975	2,157
Philadelphia, Industrial Development Authority, Global Leadership Academy Project, Ser 2010, RB
Callable 11/15/2020 @ 100
5.750%, 11/15/2030	1,000	1,025
Philadelphia, Industrial Development Authority, Ser A, RB
Callable 07/02/2018 @ 100
5.500%, 09/15/2037	250	250
Philadelphia, Industrial Development Authority, University Arts, RB
5.000%, 03/15/2020 (C)	1,145	1,171
Philadelphia, Industrial Development Authority, University Square Apartments Project, RB
Callable 12/01/2026 @ 100
5.500%, 12/01/2058 (C)	2,000	1,973
Scranton, GO
5.000%, 09/01/2023 (C)	1,000	1,081

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington County, Redevelopment Authority, TA
4.000%, 07/01/2023	$1,000	$1,003

		36,813

Puerto Rico — 2.0%
Children’s Trust Fund, RB
Callable 07/02/2018 @ 100
5.375%, 05/15/2033	2,850	2,850
Commonwealth of Puerto Rico, Ser B, GO
5.875%, 07/01/2036 (A)	500	219
Puerto Rico, Aqueduct & Sewer Authority, Ser A, RB, AGC
Callable 07/02/2018 @ 100
5.125%, 07/01/2047	2,300	2,306
Puerto Rico, Commonwealth Government Employees Retirement System, Senior Pension, Ser B, RB
Callable 07/02/2018 @ 50
18.929%, 07/01/2029 (D)	8,750	1,576
Puerto Rico, Commonwealth Government Employees Retirement System, Ser Senior A, RB
6.200%, 07/01/2039 (A)	2,000	723
Puerto Rico, Electric Power Authority, Ser DDD, RB
Callable 07/01/2020 @ 100
5.000%, 07/01/2021 (A)	3,000	1,185
Puerto Rico, Electric Power Authority, Ser UU, RB, AGM
Callable 07/02/2018 @ 100
2.069%, 07/01/2029 (E)	9,040	7,910
Puerto Rico, Electric Power Authority, Ser V, RB
5.500%, 07/01/2020 (A)	1,380	545
Puerto Rico, Electric Power Authority, Ser V, RB, AGM
5.250%, 07/01/2031	3,350	3,719
Puerto Rico, Highway & Transportation Authority, Ser L, RB, AGC
5.250%, 07/01/2041	3,345	3,696
Puerto Rico, Ser A, GO
Callable 07/02/2018 @ 100
5.125%, 07/01/2028 (A)	560	245

		24,974

Rhode Island — 0.7%
Providence, Redevelopment Agency, Ser A, RB
Callable 04/01/2025 @ 100
5.000%, 04/01/2027	1,110	1,225

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	13

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Rhode Island State, Tobacco Settlement Financing Authority, Ser B, RB
Callable 06/01/2025 @ 100
5.000%, 06/01/2050	$ 6,250	$6,454
Town of Cumberland Rhode Island, Ser 1, GO
3.000%, 06/15/2018	1,000	1,001

		8,680

South Carolina — 0.1%
South Carolina State, Jobs-Economic Development Authority, Repower S. Berkelley Project, AMT, RB
Callable 02/01/2023 @ 104
6.250%, 02/01/2045 (C)	1,000	1,030

South Dakota — 0.2%
Minnehaha County, Bethany Lutheran Home for the Aged Project, RB
Callable 07/02/2018 @ 100
5.500%, 12/01/2035	2,000	2,001

Tennessee — 1.5%
Bristol, Industrial Development Board, Pinnacle Project, TA
Callable 06/01/2026 @ 100
5.625%, 06/01/2035	2,000	2,089
Bristol, Industrial Development Board, Sales Tax Revenue, Ser A, RB
Callable 12/01/2026 @ 100
5.125%, 12/01/2042 (C)	2,000	1,941
Bristol, Industrial Development Board, Sales Tax Revenue, Ser B, RB
5.300%, 12/01/2024 (C)(D)	3,810	2,772
Franklin, Health & Educational Facilities Board, Proton Therapy Center Project, Ser 2017A, RB
Callable 06/01/2027 @ 100
7.500%, 06/01/2047 (C)	2,500	2,684
Johnson City, Health & Educational Facilities Board, Mountain States Health Alliance Project, Ser 2010A, RB
Pre-Refunded @ 100
6.000%, 07/01/2020 (B)	500	534
Memphis-Shelby County, Industrial Development Board, Graceland Project, TA
Callable 07/01/2027 @ 100
5.500%, 07/01/2037	700	750
Tennessee State, Energy Acquisition, Ser A, RB
5.250%, 09/01/2026	2,355	2,736

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Tennessee State, Energy Acquisition, Ser C, RB
5.000%, 02/01/2027	$4,000	$4,576

		18,082

Texas — 9.9%
Arlington, Higher Education Finance, Uplift Education Project, Ser A, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2046	1,730	1,869
Austin, Convention Enterprises, Convention Center Hotel, Sub-Ser, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2032	300	333
5.000%, 01/01/2034	300	329
Bexar County, Hospital District, GO
Callable 02/15/2027 @ 100
4.000%, 02/15/2043	8,000	8,279
Central Texas, Regional Mobility Authority, Senior Lien, Ser 2011, RB
Pre-Refunded @ 100
6.000%, 01/01/2021 (B)	1,000	1,097
Clifton, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
5.500%, 08/15/2021 (B)	1,000	1,104
Clifton, Higher Education Finance Authority, Uplift Education Project, Ser A, RB
Pre-Refunded @ 100
6.125%, 12/01/2020 (B)	500	550
Harris County, Ser B, GO, AMBAC
Callable 07/02/2018 @ 100
2.240%, 08/15/2035 (E)	3,500	3,273
Grand Parkway Transportation, Revenue Toll Authority, Ser B, RB
Callable 10/01/2023 @ 100
5.000%, 04/01/2053	7,000	7,673
Harris County, Cultural Education Facilities Finance Authority, Baylor College Medical Center Project, RB
Callable 11/15/2022 @ 100
4.750%, 11/15/2046	2,725	2,864
Harris County, Health Facilities Development Authority, Hermann Health Care Systems Project, Ser B, RB
Pre-Refunded @ 100
7.250%, 12/01/2018 (B)	250	257
Houston, Airport Systems Revenue Authority, Special Facilities, Continental Airlines Project, Ser A, AMT, RB
Callable 07/15/2021 @ 100
6.625%, 07/15/2038	3,000	3,304

14	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Houston, Higher Education Finance Authority, Cosmos Foundation, Ser S, RB
Pre-Refunded @ 100
6.500%, 05/15/2021 (B)	$ 805	$905
Lewisville, SAB
Callable 09/01/2022 @ 103
6.000%, 09/01/2037 (C)	1,000	1,044
Lower Neches Valley, Industrial Development Authority, ExxonMobil Project, RB
Callable 05/31/2018 @ 100
0.920%, 11/01/2038 (E)	200	200
New Hope, Cultural Education Facilities, Cardinal Bay Village Project, RB
Callable 07/01/2026 @ 100
5.500%, 07/01/2046	1,250	1,357
5.000%, 07/01/2031	250	270
5.000%, 07/01/2046	4,000	4,271
New Hope, Cultural Education Facilities, Carillon Lifecare Community Project, RB
Callable 07/01/2024 @ 102
5.000%, 07/01/2036	1,250	1,292
5.000%, 07/01/2046	1,000	1,025
New Hope, Cultural Education Facilities, Edgemere Project, RB
Callable 01/01/2024 @ 103
5.000%, 01/01/2047	2,000	2,097
North Texas, Tollway Authority, Ser A, RB
Callable 02/01/2020 @ 100
6.250%, 02/01/2023	2,000	2,129
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2023 @ 100
5.000%, 01/01/2040	1,500	1,634
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2025 @ 100
5.000%, 01/01/2045	6,000	6,595
North Texas, Tollway Authority, Ser B, RB
Callable 01/01/2027 @ 100
5.000%, 01/01/2048	5,000	5,602
Pharr, Higher Education Finance Authority, Idea Public Schools Project, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	90	95
Pharr, Higher Education Finance Authority, Idea Public Schools Project, Ser S, RB
Pre-Refunded @ 100
6.500%, 08/15/2019 (B)	410	432
Port Beaumont, Navigation District, Jefferson Energy Project, AMT, RB
7.250%, 02/01/2036 (C)(E)	17,750	18,577

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Red River, Health Facilities Development Authority, Wichita Falls Retirement Foundation Project, RB
Callable 01/01/2022 @ 100
5.500%, 01/01/2032	$ 500	$525
5.125%, 01/01/2041	500	515
San Juan, Higher Education Finance Authority, Idea Public Schools Project, Ser A, RB
Pre-Refunded @ 100
6.700%, 08/15/2020 (B)	500	550
Tarrant County, Cultural Education Facilities Finance Authority, Baylor Health Project, RB
Pre-Refunded @ 100
6.250%, 11/15/2018 (B)	500	510
Tarrant County, Cultural Education Facilities Finance, Ser B, RB
4.000%, 11/15/2025	1,350	1,394
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser A, RB
5.250%, 12/15/2023	670	760
Texas State, Municipal Gas Acquisition & Supply I, Senior Lien, Ser D, RB
6.250%, 12/15/2026	17,430	20,385
Texas State, Municipal Gas Acquisition & Supply II, Ser A, RB
2.293%, 09/15/2027 (E)	2,265	2,277
Texas State, Municipal Gas Acquisition & Supply III, RB
Callable 12/15/2022 @ 100
5.000%, 12/15/2029	5,000	5,454
Texas State, Water Development Board, RB
Callable 10/15/2026 @ 100
4.000%, 10/15/2041	8,320	8,674
Wise County, Parker County Junior College District Project, Ser 2011, RB
Callable 08/15/2021 @ 100
8.000%, 08/15/2034	1,000	1,110
Woodloch, Health Facilities Development, Inspired Living Lewsville Project, RB
Callable 06/01/2020 @ 105
6.750%, 12/01/2051 (C)	2,500	2,606

		123,217

Utah — 0.1%
Utah County, IHC Health Services, RB
Callable 05/31/2018 @ 100
1.060%, 05/15/2049 (E)	350	350

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	15

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Utah State, Charter School Finance Authority, Early Light Academy Project, RB
4.500%, 07/15/2027 (C)	$ 1,000	$990

		1,340

Vermont — 0.1%
Vermont State, Economic Development Authority, Central Vermont Public Service Project, RB
5.000%, 12/15/2020	750	800
Vermont State, Student Assistance, Ser A, AMT, RB
Callable 06/15/2026 @ 100
5.000%, 06/15/2028	550	602

		1,402

Virgin Islands — 0.9%
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2019 @ 100
6.750%, 10/01/2037	2,195	1,833
Virgin Islands, Public Finance Authority, Ser A, RB
Callable 10/01/2022 @ 100
5.000%, 10/01/2032	4,250	3,782
Virgin Islands, Public Finance Authority, Ser B, RB
Callable 10/01/2020 @ 100
5.250%, 10/01/2029	3,870	3,251
Virgin Islands, Public Finance Authority, Ser Senior Lien, RB
5.000%, 10/01/2024	1,920	1,776
Virgin Islands, Public Finance Authority, Ser Senior, RB
Callable 10/01/2019 @ 100
5.000%, 10/01/2025	1,250	1,136

		11,778

Virginia — 0.8%
Chesterfield County, Economic Development Authority, Brandermill Woods Project, RB
Callable 01/01/2022 @ 100
5.125%, 01/01/2043	1,000	1,033
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 07/02/2018 @ 100
2.000%, 10/01/2048	40	3
James City County, Economic Development Authority, United Methodist Home Project, RB
Callable 06/01/2023 @ 100
6.000%, 06/01/2043	2,259	2,217

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Lewistown Commerce Center, Community Development Authority, RB
Callable 03/01/2024 @ 103
6.050%, 03/01/2044	$ 110	$107
Lewistown Commerce Center, Community Development Authority, Ser C, RB
Callable 07/02/2018 @ 100
6.050%, 03/01/2054	118	22
Virginia State, Small Business Financing Authority, AMT, RB
Callable 07/01/2023 @ 100
5.000%, 01/01/2048 (C)(E)	500	509
Virginia State, Small Business Financing Authority, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2049	2,500	2,745
Virginia State, Small Business Financing Authority, Transform 66 P3 Project, AMT, RB
Callable 06/30/2027 @ 100
5.000%, 12/31/2056	3,500	3,828

		10,464

Washington — 1.3%
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	1,000	1,020
Kalispel Tribe of Indians, Ser B, RB
Callable 01/01/2028 @ 100
5.000%, 01/01/2032	250	255
Skagit County, Public Hospital District No. 1, Skagit Regional Health, RB
Callable 12/01/2026 @ 100
5.000%, 12/01/2028	1,000	1,112
Skagit County, Public Hospital District No. 1, Skagit Valley Hospital Project, RB
Callable 12/01/2020 @ 100
5.750%, 12/01/2035	1,500	1,587
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, RB
Callable 07/01/2024 @ 100
2.460%, 01/01/2035 (E)	1,500	1,515
Washington State, Health Care Facilities Authority, Catholic Health Initiatives Project, Ser D, RB
Callable 10/01/2018 @ 100
6.375%, 10/01/2036	400	405

16	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Washington State, Health Care Facilities Authority, Kadlec Regional Medical Center Project, RB
Pre-Refunded @ 100
5.500%, 12/01/2020 (B)	$ 1,500	$1,628
Washington State, Housing Finance Commission, RB
3.700%, 07/01/2023 (C)	440	441
Washington State, Housing Finance Commission, RB
Callable 07/01/2025 @ 102
5.000%, 07/01/2033 (C)	225	239
4.000%, 07/01/2028 (C)	400	402
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2021 @ 100
5.250%, 06/01/2032	5,000	5,380
Washington State, Tobacco Settlement Authority, RB
Callable 06/01/2022 @ 100
5.250%, 06/01/2033	2,500	2,721

		16,705

West Virginia — 0.3%
Tobacco Settlement Finance Authority, Ser B, RB
Callable 06/18/2018 @ 9
15.658%, 06/01/2047 (D)	67,000	4,117

Wisconsin — 0.9%
Wisconsin State, Health & Educational Facilities Authority, Benevolent Cedar Community, RB
5.000%, 06/01/2021	1,005	1,064
Wisconsin State, Public Finance Authority, 1st Mortgage Vista Grande Village Project, RB
Callable 07/01/2025 @ 100
6.500%, 07/01/2050 (C)	1,750	1,844
Wisconsin State, Public Finance Authority, Celanese Project, Ser B, AMT, RB
5.000%, 12/01/2025 (C)	2,000	2,259
Wisconsin State, Public Finance Authority, Delray Beach Radiation Therapy Project, RB
Callable 11/01/2026 @ 100
7.000%, 11/01/2046 (C)	3,500	3,672

Description	Face Amount (Thousands)	Market Value ($ Thousands)

MUNICIPAL BONDS (continued)
Wisconsin State, Public Finance Authority, Marys Woods at Marylhurst Project, RB
Callable 05/15/2025 @ 102
5.250%, 05/15/2052 (C)	$ 1,750	$1,907

		10,746

Total Municipal Bonds
(Cost $877,065) ($ Thousands)		931,849

CORPORATE OBLIGATIONS — 11.6%

Financials — 11.3%
Australia & New Zealand Banking Group
6.750%, VAR USD ICE Swap 11:00 NY 5 Yr+5.168%, 12/29/2049 (C)	6,900	7,090
AXA
6.379%, VAR ICE LIBOR USD 3 Month+2.256%, 12/31/2049 (C)	5,200	5,694
Bank of America
6.500%, VAR ICE LIBOR USD 3 Month+4.174%, 12/31/2049	1,700	1,804
6.300%, VAR ICE LIBOR USD 3 Month+4.553%, 12/29/2049	1,800	1,894
Bank of New York Mellon
4.950%, VAR ICE LIBOR USD 3 Month+3.420%, 12/31/2049	700	714
4.625%, VAR ICE LIBOR USD 3 Month+3.131%, 12/29/2049	7,000	6,667
Bank of Nova Scotia
4.650%, VAR ICE LIBOR USD 3 Month+2.648%, 12/29/2049	3,200	2,953
BNP Paribas
7.625%, VAR USD Swap Semi 30/360 5 Year Curr+6.314%, 12/29/2049 (C)	1,900	1,993
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 06/25/2037	2,300	2,481
7.195%, VAR ICE LIBOR USD 3 Month+1.290%, 12/31/2049 (C)	4,700	5,070
Charles Schwab
7.000%, VAR ICE LIBOR USD 3 Month+4.820%, 12/31/2049	7,325	8,076
Citigroup
6.250%, VAR ICE LIBOR USD 3 Month+4.517%, 12/29/2049	3,800	3,909
6.125%, VAR ICE LIBOR USD 3 Month+4.478%, 12/31/2049	1,000	1,043
5.900%, VAR ICE LIBOR USD 3 Month+4.230%, 12/29/2049	1,000	1,019
Citizens Financial Group
5.500%, VAR ICE LIBOR USD 3 Month+3.960%, 12/29/2049	5,000	5,081

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	17

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
CoBank ACB
6.250%, VAR ICE LIBOR USD 3 Month+4.660%, 12/29/2049	$500	$520
Credit Agricole
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/29/2049	400	417
8.375%, VAR ICE LIBOR USD 3 Month+6.982%, 12/31/2049 (C)	4,200	4,378
Credit Suisse Group
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.598%, 12/31/2049 (C)	2,000	2,095
6.250%, VAR USD Swap Semi 30/360 5 Year Curr+3.455%, 12/31/2049 (C)	2,500	2,481
General Motors Financial
5.750%, VAR ICE LIBOR USD 3 Month+3.598%, 03/30/2166	500	487
HSBC Holdings PLC
6.875%, VAR USD ICE Swap 11:00 NY 5 Yr+5.514%, 12/31/2049	8,000	8,340
6.000%, VAR USD ICE Swap 11:00 NY 5 Yr+3.746%, 12/31/2049	1,500	1,436
Illinois State, Receivables Trust II
8.250%, 07/01/2018 (C)	926	926
ING Groep
6.500%, VAR USD Swap Semi 30/360 5 Year Curr+4.446%, 12/31/2049	3,500	3,488
JPMorgan Chase
6.750%, VAR ICE LIBOR USD 3 Month+3.780%, 12/31/2049	3,900	4,218
6.000%, VAR ICE LIBOR USD 3 Month+3.300%, 12/29/2049	2,000	2,040
5.829%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	2,100	2,113
5.300%, VAR ICE LIBOR USD 3 Month+3.800%, 12/31/2049	1,200	1,227
KeyCorp
5.000%, VAR ICE LIBOR USD 3 Month+3.606%, 12/29/2049	3,000	2,926
Lloyds Banking Group PLC
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2037 (C)	3,500	3,727
6.657%, VAR ICE LIBOR USD 3 Month+1.270%, 05/21/2166	1,000	1,065
M&T Bank
5.125%, VAR ICE LIBOR USD 3 Month+3.520%, 12/29/2049	500	494
MetLife
5.250%, VAR ICE LIBOR USD 3 Month+3.575%, 12/29/2049	1,300	1,323
Nordea Bank MTN
6.125%, VAR USD Swap Semi 30/360 5 Year Curr+3.388%, 12/31/2049 (C)	5,000	4,956

Description	Face Amount (Thousands)	Market Value ($ Thousands)

CORPORATE OBLIGATIONS (continued)
5.500%, VAR USD ICE Swap 11:00 NY 5 Yr+3.563%, 09/23/2019	$2,600	$2,584
Northern Trust
4.600%, VAR ICE LIBOR USD 3 Month+3.202%, 12/29/2049	1,000	973
PNC Financial Services Group
6.750%, VAR ICE LIBOR USD 3 Month+3.678%, 12/31/2049	2,500	2,707
Progressive
5.375%, VAR ICE LIBOR USD 3 Month+2.539%, 12/31/2049	5,200	5,200
Rabobank Nederland
11.000%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049 (C)	10,000	10,713
Royal Bank of Scotland Group PLC
8.000%, VAR USD Swap Semi 30/360 5 Year Curr+5.720%, 12/29/2049	200	216
7.500%, VAR USD Swap Semi 30/360 5 Year Curr+5.800%, 12/29/2049	700	721
4.622%, VAR ICE LIBOR USD 3 Month+2.320%, 09/29/2017	4,300	4,257
Societe Generale
8.000%, VAR USD ICE Swap 11:00 NY 5 Yr+5.873%, 12/30/2049 (C)	1,800	1,915
Standard Chartered PLC
7.014%, VAR ICE LIBOR USD 3 Month+1.460%, 07/30/2037 (C)	4,500	4,849
Wells Fargo
5.875%, VAR ICE LIBOR USD 3 Month+3.990%, 12/29/2049	2,411	2,476

		140,756

Health Care — 0.3%
Sutter Health
3.695%, 08/15/2028	3,000	2,975

Industrials — 0.0%
General Electric
5.000%, VAR ICE LIBOR USD 3 Month+3.330%, 12/29/2049	190	187

Total Corporate Obligations
(Cost $144,185) ($ Thousands)		143,918

	Shares

PREFERRED STOCK — 8.7%

Consumer Discretionary — 0.3%
Dairy Farmers of America
7.875%(C)	31,000	3,301

18	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)

Financials — 7.9%
Aegon
6.375%	16,620	$428
Allstate
6.750%	70,029	1,811
6.625%	104,904	2,752
6.250%	22,789	602
5.625%	85,136	2,152
Arch Capital Group
5.450%	10,000	243
Axis Capital Holdings
5.500%	73,743	1,796
Bank of America
6.625%	2,190	57
6.204%	20,175	512
6.200%	30,000	780
Bank of New York Mellon
5.200%	38,519	981
BB&T
5.625%	133,597	3,425
5.200%	9,717	241
Capital One Financial
6.700%	27,109	716
6.250%	99,774	2,571
6.000%	8,014	203
Charles Schwab
6.000%	101,415	2,650
Citigroup
6.875%, VAR ICE LIBOR USD 3 Month+4.130%	85,700	2,326
5.800%	61,100	1,536
CoBank
6.250%, VAR ICE LIBOR USD 3 Month+4.557%	20,000	2,107
6.125%	20,000	2,025
Cullen
5.375%	29,651	744
Fifth Third Bancorp
6.625%, VAR ICE LIBOR USD 3 Month+3.710%	80,000	2,191
Goldman Sachs Group
6.375%, VAR ICE LIBOR USD 3 Month+3.550%	2,390	65
6.300%	8,311	219
5.500%, VAR ICE LIBOR USD 3 Month+3.640%	350,600	9,108
4.000%, VAR ICE LIBOR USD 3 Month+0.670%	43,300	985
HSBC Holdings PLC
8.000%	12,817	326
Huntington Bancshares
6.250%	120,000	3,169

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
5.875%	20,322	$518
ING Groep
6.375%	73,636	1,890
6.125%	39,308	1,013
JPMorgan Chase
6.700%	38,315	1,011
6.125%	29,449	766
KeyCorp
6.125%, VAR ICE LIBOR USD 3 Month+3.892%	4,000	107
M&T Bank
6.375%	3,165	3,199
MetLife
5.625%	29,780	745
Morgan Stanley
7.125%, VAR ICE LIBOR USD 3 Month+4.320%	115,042	3,286
6.875%, VAR ICE LIBOR USD 3 Month+3.940%	53,657	1,479
4.000%, VAR ICE LIBOR USD 3 Month+0.700%	161,113	3,673
NY Community Bancorp
6.375%, VAR ICE LIBOR USD 3 Month+3.821%	110,000	3,044
People’s United Financial
5.625%, VAR ICE LIBOR USD 3 Month+4.020%	33,016	836
PNC Financial Services Group
6.125%, VAR ICE LIBOR USD 3 Month+4.067%	79,178	2,170
Prudential PLC
6.750%	61,750	1,615
6.500%	15,808	417
RenaissanceRe Holdings
5.375%	88,684	2,191
State Street
6.000%	32,900	860
5.900%, VAR ICE LIBOR USD 3 Month+3.108%	114,090	2,985
5.350%, VAR ICE LIBOR USD 3 Month+3.709%	2,000	51
5.250%	72,463	1,818
Sterling Bancorp
6.500%	58,674	1,521
US Bancorp
6.500%, VAR ICE LIBOR USD 3 Month+4.468%	92,342	2,582
5.150%*	57,104	1,447
3.500%, VAR ICE LIBOR USD 3 Month+1.020%	16,800	835

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	19

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Valley National Bancorp
6.250%, VAR ICE LIBOR USD 3 Month+3.850%	84,000	$2,224
Webster Financial
5.250%	42,731	1,008
Wells Fargo
7.500%*	3,061	3,848
6.625%, VAR ICE LIBOR USD 3 Month+3.690%	57,230	1,572
5.850%, VAR ICE LIBOR USD 3 Month+3.090%	120,000	3,099
5.625%	5,000	125

		98,656

Utilities — 0.5%
Alabama Power
5.000%	10,000	254
Interstate Power & Light
5.100%	122,460	3,115
NSTAR Electric
4.780%	10,708	1,082
SCE Trust V
5.450%, VAR ICE LIBOR USD 3 Month+3.790%(H)	57,083	1,462

Description	Shares	Market Value ($ Thousands)

PREFERRED STOCK (continued)
Washington Gas Light
4.800%	4,172	$415

		6,328

Total Preferred Stock
(Cost $99,545) ($ Thousands)		108,285

	Face Amount (Thousands)

U.S. TREASURY OBLIGATIONS — 3.5%
United States Treasury Bills
1.878%, 08/09/2018 (D)	$9,300	9,267
1.835%, 08/02/2018 (D)	10,000	9,968
1.815%, 07/19/2018 (D)	8,700	8,679
1.790%, 07/12/2018 (D)	15,300	15,270

Total U.S. Treasury Obligations
(Cost $43,132) ($ Thousands)		43,184

	Shares

CASH EQUIVALENT — 0.4%
SEI Daily Income Trust, Government Fund, Cl F
1.530%**†	4,813,822	4,814

Total Cash Equivalent
(Cost $4,814) ($ Thousands)		4,814

Total Investments in Securities— 99.0%
(Cost $1,168,741) ($ Thousands)		$1,232,050

A list of open OTC swap agreements held by the Fund at May 31, 2018, are as follows:

Interest Rate Swap
Counterparty	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Currency	Notional Amount (Thousands)	Value (Thousands)	Upfront Payments (Thousands)	Net Unrealized Appreciation (Depreciation) (Thousands)
Citibank	0.8825%	SIFM Muni Swap Index Yield	Quarterly	09/19/2021	USD	$12,800	$384	$–	$384

Percentages are based on Net Assets of $1,244,950 ($ Thousands).

*	Non-income producing security.

**	Rate shown is the 7-day effective yield as of May 31, 2018.

†	Investment in Affiliated Security.

(A)	Security is in default on interest payment.

(B)	Pre-Refunded Securities — The maturity date shown is the pre-refunded date.

(C)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On May 31, 2018, the value of these securities amounted to $184,465 ($ Thousands), representing 14.82% of the Net Assets of the Fund.

(D)	Zero coupon security. The rate shown on the Schedule of Investments is the security’s effective yield at the time of purchase.

(E)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.

(F)	Securities are held in connection with a letter of credit issued by a major bank.

(G)	Security is escrowed to maturity.

(H)	Security is a Master Limited Partnership. At May 31, 2018, such securities amounted to $1,462 ($ Thousands), or 0.1% of the Net Assets of the Fund.

20	SEI Tax Exempt Trust / Quarterly Report / May 31, 2018

SCHEDULE OF INVESTMENTS (Unaudited)

May 31, 2018

Tax-Advantaged Income Fund (Continued)

ABAG — Association of Bay Area Governments

AGC — Assured Guaranty Corporation

AGM — Assured Guaranty Municipal

AMBAC — American Municipal Bond Assurance Corporation

AMT — Alternative Minimum Tax

Cl — Class

COP— Certificate of Participation

GO — General Obligation

ICE— Intercontinental Exchange

LIBOR— London Interbank Offered Rate

MTN — Medium Term Note

NATL— National Public Finance Guarantee Corporation

PLC — Public Limited Company

RB — Revenue Bond

SAB— Special Assessment Bond

Ser — Series

TA — Tax Allocation

USD — United States Dollar

VAR — Variable Rate

The following is a list of the level of inputs used as of May 31, 2018 in valuing the Fund’s investments and other financial instruments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$–	$931,849	$–	$931,849
Corporate Obligations	–	143,918	–	143,918
Preferred Stock	108,285	–	–	108,285
U.S. Treasury Obligations	–	43,184	–	43,184
Cash Equivalent	4,814	–	–	4,814

Total Investments in Securities	$113,099	$1,118,951	$–	$1,232,050

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Interest Rate Swaps *
Unrealized Appreciation	$—	$384	$—	$384

Total Other Financial Instruments	$—	$384	$—	$384

*	Swaps are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as “—” are $0.

For the period ended May 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities.

For the period ended May 31, 2018, there were no transfers between Level 2 and Level 3 assets and liabilities.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to Note 2 of the Fund’s most recent financial statements.

The following is a summary of the transactions with affiliates for the period ended May 31, 2018 ($ Thousands):

Security Description	Value 8/31/17	Purchases at Cost	Proceeds from Sales	Value 05/31/18	Dividend Income
SEI Daily Income Trust, Government Fund, Cl F	$1,625	$72,605	$(69,416)	$4,814	$50

SEI Tax Exempt Trust / Quarterly Report / May 31, 2018	21

Item 2.	Controls and Procedures

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrants internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SEI Tax Exempt Trust

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher, President & CEO

Date: July 27, 2018

By	/s/ James J. Hoffmayer
James J. Hoffmayer, Controller & CFO

Date: July 27, 2018